                                                    REGISTRATION NO. 333-186807
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                       POST-EFFECTIVE AMENDMENT NO. 3    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 316           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 3 ("PEA") to the Form N-4 Registration Statement No. 333-186807 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) GWBL Rollover Annuity

A variable deferred annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. YOU SHOULD READ THE PROSPECTUSES FOR THE TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS THE EQUI-VEST(R) GWBL ROLLOVER ANNUITY?

The EQUI-VEST(R) GWBL Rollover Annuity is a variable deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for guaranteed payments from those savings. It also offers a number of annuitization options. You invest to accumulate value on a tax-favored basis in one or more of our variable investment options ("investment options").

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.

This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may not be available at the time you purchase the contract and may vary or not be available in all contracts or in all states. Please see Appendix I later in this Prospectus for more information on state variations of certain features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

INVESTMENT OPTIONS
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.. AXA/AB Dynamic Moderate Growth

.. AXA Balanced Strategy
.. AXA Conservative-Growth Strategy
.. AXA Conservative Strategy
.. AXA Moderate Growth Strategy
--------------------------------------------------------------------------------

You may allocate amounts to any of the investment options. Each investment option is a subaccount of Separate Account A. Each investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the EQ Advisors Trust (the "Trust"). Your investment results in an investment option will depend on the investment performance of the related portfolio.

TYPES OF CONTRACTS. We offer the contracts for use as an individual retirement annuity ("IRA"), either traditional or Roth (Roll-overs only):

Please note that the Guaranteed Withdrawal Benefit for Life feature is not optional. The EQUI-VEST(R) GWBL Rollover Annuity contract is offered only to individuals who wish to roll over eligible rollover distributions from certain employer-sponsored plans where the plan provides a benefit similar to the Guaranteed Withdrawal Benefit for Life feature described in this Prospectus. The source of the rollover must also be a contract issued by us or one of our affiliates. Throughout this Prospectus we refer to these as Prior Contracts. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

The EQUI-VEST(R) GWBL Rollover Annuity contract is designed for plan participants who have invested in guaranteed benefits similar to the Guaranteed Withdrawal Benefit for Life feature described in this Prospectus. The EQUI-VEST(R) GWBL Rollover Annuity contract permits the portability of amounts invested in such guaranteed benefits in the event a plan participant has a distributable event under the terms of the employer's plan and either wants to or needs to leave the employer's plan.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY, 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at http://www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                         #30377

Contents of this Prospectus

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             ------------------------------------------------------
             EQUI-VEST(R) GWBL ROLLOVER ANNUITY
             ------------------------------------------------------

             Index of key words and phrases                      4
             Who is AXA Equitable?                               5
             How to reach us                                     6
             EQUI-VEST(R) GWBL Rollover Annuity at a glance --
               key features                                      8

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             FEE TABLE                                          12
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             Examples                                           13
             Condensed financial information                    13

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  14
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         14
             Owner and annuitant requirements                   15
             How you can make your contributions                15
             What are your investment options under the
               contract?                                        15
             Portfolios of the Trust                            16
             Allocating your contributions                      18
             Guaranteed Withdrawal Benefit for Life             18
             Your right to cancel within a certain number of
               days                                             22

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               23
             ------------------------------------------------------
             Your account value                                 23
             Your contract's value in the investment options    23
             Insufficient account value                         23

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          24
             ------------------------------------------------------
             Transferring your account value                    24
             Disruptive transfer activity                       24

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            26
             ------------------------------------------------------
             Withdrawing your account value                     26
             How withdrawals are taken from your account value 28 How withdrawals affect the Guaranteed Withdrawal
               Benefit for Life                                 28
             Surrendering your contract to receive its account
               value                                            28
             When to expect payments                            28
             Your annuitization options                         28


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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     5. CHARGES AND EXPENSES                                           30
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     Charges that AXA Equitable deducts                                30
     Charges under the contracts                                       30
     Charges that the Trust deducts                                    31

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     6. EFFECT OF DEATH                                                32
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     Your beneficiary and payment of any remaining account value       32
     How death benefit payment is made                                 32
     Beneficiary continuation option                                   32

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     7. TAX INFORMATION                                                34
     ----------------------------------------------------------------------
     Overview                                                          34
     Buying a contract to fund a retirement arrangement                34
     Transfers among investment options                                34
     Individual retirement arrangements (IRAs)                         34
     Your right to cancel within a certain number of days              35
     Traditional individual retirement annuities (traditional IRAs)    35
     Excess contributions                                              36
     Withdrawals, payments and transfers of funds out of traditional
       IRAs                                                            36
     Required minimum distributions                                    36
     How you can calculate required minimum distributions              37
     Payments to a beneficiary after your death                        38
     Borrowing and loans are prohibited transactions                   38
     Early distribution penalty tax                                    38
     Roth individual retirement annuities (Roth IRAs)                  38
     Contributions to Roth IRAs                                        38
     Withdrawals, payments and transfers of funds out of Roth IRAs     39
     Distributions from Roth IRAs                                      39
     Federal and state income tax withholding and information
       reporting                                                       40
     Impact of taxes to AXA Equitable                                  40

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     8. MORE INFORMATION                                               41
     ----------------------------------------------------------------------
     About Separate Account A                                          41
     About EQ Advisors Trust                                           41
     About the general account                                         41
     About other methods of payment                                    42
     Dates and prices at which contract events occur                   42
     About your voting rights                                          42
     About legal proceedings                                           43
     Cybersecurity                                                     43
     Statutory compliance                                              43
     Financial statements                                              43
     Transfers of ownership, collateral assignments, loans and
       borrowing                                                       43
     Distribution of the contracts                                     43

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     APPENDIX I
     State contract variations of certain features and benefits       I-1
     STATEMENT OF ADDITIONAL INFORMATION
       Table of contents
     ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

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This index should help you locate more information on the terms used in this Prospectus.


                                                                PAGE
          account value                                           23
          annuitant                                               15
          annuitization options                                   28
          annuity purchase factors                                29
          Automatic RMD service                                   37
          beneficiary                                             32
          business day                                            42
          cash value                                              28
          charges for state premium and other applicable taxes    30
          contract date                                           42
          contract date anniversary                               42
          contract year                                           42
          contributions to Roth IRAs                              38
             rollovers and transfers                              38
             conversion contributions                             38
          contributions to traditional IRAs                       36
             rollovers and transfers                              35
          disruptive transfer activity                            24
          EQ Advisors Trust                                       41
          Excess withdrawal                                     8,20
          free look                                               22
          general account                                         41
          Guaranteed Annual Withdrawal Amount                      8
          Guaranteed Withdrawal Benefit for Life                   8
          Guaranteed Withdrawal Benefit for Life charge           12
          Guaranteed Withdrawal Rate                              18

                                                               PAGE
         IRA                                                 cover,34
         IRS                                                       34
         investment options                                     cover
         Joint life                                                33
         lifetime required minimum distribution withdrawals        27
         market timing                                             24
         maturity date                                             28
         Mortality and expense risks charge                        30
         partial withdrawals                                       26
         portfolio                                              cover
         Prior Contract                                            15
         processing office                                          6
         Ratchet Base                                              18
         Rollover IRA                                              15
         Rollover Roth IRA                                         15
         SAI                                                    cover
         SEC                                                    cover
         Separate Account A                                        41
         Single life                                               15
         traditional IRA                                           34
         trust                                                     24
         unit                                                      23
         wire transmittals and electronic applications             42

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. One of our Corporate Retirement Support Representatives can provide further explanation about your contract.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
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account value                          Annuity Account Value

unit                                   Accumulation Unit
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                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence, as follows:

 FOR CORRESPONDENCE:

FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter, including your Guaranteed Annual Withdrawal Amount as of the beginning and end of each calendar quarter.

 WWW.AXA.COM

Our website is designed to provide up to date information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the investment options;

..   the daily unit values for the investment options; and

..   performance information regarding the investment options.

You can also:


..   transfer among the investment options;


..   change your Online Account Access password;

..   elect to receive certain contract statements electronically;

..   change your address; and

..   access "Frequently Asked Questions" and certain service forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)tax withholding election;

(2)direct transfers and rollovers;

(3)death claims;

                             WHO IS AXA EQUITABLE?

(4)requests for enrollment in either our Maximum payment plan or Customized payment plan;

(5)contract surrender and withdrawal requests; and

(6)election to begin withdrawals under the Guaranteed Withdrawal Benefit for Life.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes; and

(3)transfers among investment options.

To cancel or change the date annuity payments are to begin, we require written notification generally at least seven calendar days before the next scheduled transaction.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The owner must sign all forms, notices and requests.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) GWBL Rollover Annuity at a glance -- key features

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The EQUI-VEST(R) GWBL Rollover Annuity contract is offered only to individuals who wish to roll over eligible rollover distributions from certain employer-sponsored plans where the plan provides a benefit similar to the Guaranteed Withdrawal Benefit described in this Prospectus. Although the terminology used in this Prospectus may differ from your Prior Contract, the concepts are the same.



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GUARANTEED WITHDRAWAL     The Guaranteed Withdrawal Benefit for Life ("GWBL")
BENEFIT FOR LIFE          guarantees that you can take withdrawals from your
                          account value up to your Guaranteed Annual
                          Withdrawal Amount beginning at age 65 or later.
                          Withdrawals of your Guaranteed Annual Withdrawal
                          Amount between the ages of 59 1/2 and 65 are
                          available but will result in a reduced Guaranteed
                          Annual Withdrawal Amount. Withdrawals are taken from
                          your account value and continue during your lifetime
                          even if your account value falls to zero (unless the
                          reduction to zero is due to a withdrawal that causes
                          cumulative withdrawals in the same contract year to
                          exceed your Guaranteed Annual Withdrawal Amount, an
                          "Excess withdrawal"). EARLY OR EXCESS WITHDRAWALS
                          MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                          THE GWBL. For more information, see "Guaranteed
                          Withdrawal Benefit for Life" in "Contract features
                          and benefits" later in this Prospectus.
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CONTRIBUTION AND INITIAL  There is no minimum contribution amount required in
GUARANTEED ANNUAL         order to purchase the EQUI-VEST(R) GWBL Rollover
WITHDRAWAL AMOUNT         Annuity. However, we do require that you have
REQUIREMENTS              established a minimum of $1,000 in guaranteed annual
                          payments under your Prior Contract. For more
                          information, see "How you can purchase and
                          contribute to your contract" in "Contract features
                          and benefits" later in this Prospectus.
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PROFESSIONAL INVESTMENT   The investment options invest in different
MANAGEMENT                portfolios sub-advised by professional investment
                          advisers.
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TAX CONSIDERATIONS        .   No tax on earnings inside the contract until you
                              make withdrawals from your contract or receive
                              annuity payments.
                          .   No tax on transfers among investment options
                              inside the contract.
                          -----------------------------------------------------
                          You should be aware that traditional or Roth
                          individual retirement annuity contracts do not
                          provide tax deferral benefits beyond those already
                          provided by the Internal Revenue Code for IRAs or
                          Roth IRAs. Before purchasing one of these contracts,
                          you should consider whether its features and
                          benefits beyond tax deferral meet your needs and
                          goals. You may also want to consider the relative
                          features, benefits and costs of these annuities
                          compared with any other investment that you may use
                          in connection with your retirement plan or
                          arrangement.
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ACCESS TO YOUR MONEY      .   Partial withdrawals
                          .   Maximum payment plan
                          .   Customized payment plan
                          .   Contract surrender
                          You may incur income tax and a tax penalty for
                          certain withdrawals or if you surrender your
                          contract.
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ADDITIONAL FEATURES       .   Free transfers among the investment options
                          .   Annuitization options
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FEES AND CHARGES          Please see "Fee table" later in this section for
                          complete details.
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OWNER ISSUE AGES          45 to 94
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THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE. ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX I LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Guaranteed Withdrawal Benefit for Life, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its

        EQUI-VEST(R) GWBL ROLLOVER ANNUITY AT A GLANCE -- KEY FEATURES financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Generally, these contracts are offered through both affiliated and unaffiliated selling broker-dealers. However, not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. You can contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your tax adviser to decide whether the EQUI-VEST(R) GWBL Rollover Annuity contract is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

EXCHANGE PROGRAMS

The EQUI-VEST(R) GWBL Rollover Annuity contract is offered through an exchange program under which an existing variable annuity contract (or in the case of a contract issued to an employer-sponsored plan, your interest under such contract invested in the GWBL feature) issued by AXA Equitable (the "old contract") may be exchanged for an EQUI-VEST(R) GWBL Rollover Annuity contract. This is called an "exchange" under securities law. Under tax law this is a plan distribution and rollover. Under this program, the surrender of the old contract must not trigger a withdrawal charge, either because no withdrawal charge applies under your old contract or you satisfy a condition for waiving the withdrawal charge under your old contract. The account value attributable to the old contract would not be subject to any withdrawal charge under the EQUI-VEST(R) GWBL Rollover Annuity contract (but would be subject to all other charges and fees under the EQUI-VEST(R) GWBL Rollover Annuity contract). You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the old contract to the benefits and guarantees provided by the EQUI-VEST(R) GWBL Rollover Annuity contract. You should also compare the fees and charges of the old contract to the fees and charges of the EQUI-VEST(R) GWBL Rollover Annuity contract, which may be higher than the fees and charges under the old contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law.

The chart set out below provides a summary comparison of some of the important features of old contracts that were registered with the SEC and the EQUI-VEST(R) GWBL Rollover Annuity contract. The chart set out below does not include information comparing contracts that were not registered with the SEC to the EQUI-VEST(R) GWBL Rollover Annuity contract. If you are currently invested in an old contract that was not registered with the SEC, you should refer to your certificate or other disclosure documents to compare your old contract with the EQUI-VEST(R) GWBL Rollover Annuity contract. Even for old contracts that were registered with the SEC, you should not rely solely on this chart in examining the differences between your old contract and the EQUI-VEST(R) GWBL Rollover Annuity contract. There may be other differences important for you to consider prior to purchasing the EQUI-VEST(R) GWBL Rollover Annuity contract. You should read the prospectus and other information related to your old contract prior to requesting a rollover to the EQUI-VEST(R) GWBL Rollover Annuity contract. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your old contract.

        EQUI-VEST(R) GWBL ROLLOVER ANNUITY AT A GLANCE -- KEY FEATURES

                       COMPARISON OF OLD CONTRACTS AND THE EQUI-VEST(R) GWBL
                                     ROLLOVER ANNUITY CONTRACT

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                                                                               OLD CONTRACTS
                       ------------------------------------------------------------------------------------
                       EQUI-VEST(R) (SERIES 201) EMPLOYER SPONSORED
                       RETIREMENT PLANS                              EQUI-VEST(R) STRATEGIES (SERIES 900)
-----------------------------------------------------------------------------------------------------------
Annual Administrative  If your total             $65 (maximum)       Depending on the   $65 (maximum)
Charge/1/              account value on          $30 (current)       agreement          $0-30 (current)
                       the last day of your                          between AXA
                       contract year is                              Equitable and
                       less than $25,000.                            your Employer.


                       If your total             $0                  Depending on the   $0
                       account value on                              agreement
                       the last day of your                          between AXA
                       contract year is                              Equitable and
                       $25,000 or more                               your Employer,
                       or if the total                               the annual
                       account values of                             administrative
                       all EQUI-VEST(R)                              charge is waived
                       contracts, owned                              when your total
                       by the same                                   account value is
                       person, when                                  $15,000 or
                       added together,                               $25,000.
                       exceeds $100,000.

-----------------------------------------------------------------------------------------------------------
Total Separate                        1.20%                                      0% - 1.20%
Account
Annual Expenses
-----------------------------------------------------------------------------------------------------------
Maximum withdrawal                      5%                                        0% - 6%
charge
-----------------------------------------------------------------------------------------------------------
Guaranteed                            1.00%                                        1.00%
Withdrawal
Benefit for Life
charge/Personal
Income
Benefit charge
-----------------------------------------------------------------------------------------------------------
Variable Investment                     90                                           98
Options                          Various classes                              Various classes
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                 NEW CONTRACT
-------------------------------------------------------------------------
                                      EQUI-VEST(R) GWBL ROLLOVER ANNUITY
EQUI-VEST(R) STRATEGIES (SERIES 901)  CONTRACT
-------------------------------------------------------------------------
If your total        $65 (maximum)    If your total       $65 (maximum)
account value on     $30 (current)    account value on    $30 (current)
the last day of                       the last day of
your participation                    your contract year
year is less than                     is less than
$25,000.                              $25,000.

If your total        $0               If your total       $0
account value on                      account value on
the last day of                       the last day of
your participation                    your contract year
year is $25,000 or                    is $25,000 or
more or your                          more or if the
contract is issued                    total account
to particular                         values of all EQUI-
groups.                               VEST(R) contracts,
                                      owned by the
                                      same person,
                                      when added
                                      together, exceeds
                                      $100,000.
-------------------------------------------------------------------------
            0% - 1.15%                              1.00%


-------------------------------------------------------------------------
             0% - 6%                                 None

-------------------------------------------------------------------------
              1.00%                                 1.00%





-------------------------------------------------------------------------
               100                                    5
         Various classes                           Class IB
-------------------------------------------------------------------------

/1/ The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

        EQUI-VEST(R) GWBL ROLLOVER ANNUITY AT A GLANCE -- KEY FEATURES

                                  -----------------------------------------------------------------------------------------
                                                             OLD CONTRACTS                                NEW CONTRACT
                                  -----------------------------------------------------------------------------------------
                                  EQUI-VEST(R) (SERIES
                                  201) EMPLOYER         EQUI-VEST(R)            EQUI-VEST(R)          EQUI-VEST(R) GWBL
                                  SPONSORED RETIREMENT  STRATEGIES (SERIES      STRATEGIES (SERIES    ROLLOVER ANNUITY
                                  PLANS                 900)                    901)                  CONTRACT
---------------------------------------------------------------------------------------------------------------------------
Variable Investment Options
Available for Allocation to your
Personal Income Benefit/
Guaranteed Withdrawal Benefit
for Life option                            5                      5                      5                     5
---------------------------------------------------------------------------------------------------------------------------
Lifetime minimum guaranteed
interest rate in the guaranteed
interest option                         1% - 3%                1% - 3%                1% - 3%            Not available
---------------------------------------------------------------------------------------------------------------------------
Death Benefit                     The greater of: (i)   The greater of: (i)     The greater of: (i)   Your account value
                                  your account value,   your account value,     your account value,   as of the date we
                                  less any outstanding  less any outstanding    less any outstanding  receive satisfactory
                                  loan balance plus     loan balance plus       loan balance plus     proof of the owner's
                                  accrued interest as   accrued interest as     accrued interest as   death, any required
                                  of the date we        of the date we          of the date we        instructions for the
                                  receive satisfactory  receive satisfactory    receive satisfactory  method of payment,
                                  proof of death, any   proof of death, any     proof of death, any   and all information
                                  required              required                required              and forms necessary
                                  instructions,         instructions,           instructions,         to effect payment
                                  information and       information and         information and
                                  forms necessary to    forms necessary to      forms necessary to
                                  effect payment; and   effect payment; and     effect payment; and
                                  (ii) your total       (ii) your total         (ii) your total
                                  contributions,        contributions,          contributions,
                                  adjusted for          adjusted for            adjusted for
                                  withdrawals and any   withdrawals and any     withdrawals and any
                                  withdrawal charges    withdrawal charges      withdrawal charges
                                  and any taxes that    and any taxes that      and any taxes that
                                  may apply, less any   may apply, less any     may apply, less any
                                  outstanding loan      outstanding loan        outstanding loan
                                  balance plus accrued  balance plus accrued    balance (in certain
                                  interest.             interest.               newer contracts
                                                                                there is no
                                                                                outstanding loan
                                                                                balance) plus
                                                                                accrued interest.
------------------------------------------------------------------------------  -------------------------------------------
Enhanced Death Benefit/2/                  No                    Yes                    Yes                    No
---------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Options/3/                  No                    Yes                     No                    No
---------------------------------------------------------------------------------------------------------------------------
Structured Investment Option/4/           Yes                    Yes                    Yes                    No
---------------------------------------------------------------------------------------------------------------------------
Loan Feature (if your                     Yes                    Yes                    Yes                    No
employer's plan permits)
---------------------------------------------------------------------------------------------------------------------------

/2/ If you elect the enhanced death benefit, the death benefit is equal to the greater of: (i) your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and (ii) the enhanced death benefit as of the date of your death.

   The enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down. If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal.

/3/ Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to a market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/4/ The Structured Investment Option permits you to invest in one or more Segments, each of which provides performance tied to the performance of the S&P 500 Price Return Index (the "Index"), for set periods of one, three, or five years. The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable. Unlike an index fund, the Structured Investment Option provides a return at maturity designed to provide protection against certain decreases in the Index in exchange for a limitation on participation in certain increases in the Index. The extent of the downside protection at maturity is the first 10% or 20% of loss depending on the Segment Duration applicable to that Segment. See the Prospectus for the Structured Investment Option for more information.

        EQUI-VEST(R) GWBL ROLLOVER ANNUITY AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you request certain transactions. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
----------------------------------------------------------------------------------
Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                        $65 (current and maximum)

Special services charges

  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)
----------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying
Trust portfolio fees and expenses.

------------------------------------------------------------------------
 CHARGES WE PERIODICALLY DEDUCT FROM YOUR ACCOUNT VALUE
------------------------------------------------------------------------
Maximum annual administrative charge/(4)/ -- (deducted
annually from your account value):

   If your total account value on the last day of your
   contract year                                          $65 (maximum)
   is less than $100,000:                                 $30 (current)

   If your total account value on the last day of your
   contract year
   is $100,000 or more; or if the total account values
   of all EQUI-VEST(R)
   contracts owned by the same person, when added
   together, equals to or exceeds $100,000:               $0
------------------------------------------------------------------------

CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS/(5)/
--------------------------------------------------------------
Separate account annual expenses:
Mortality and expense risks charge/(6)/                 0.75%
Other Expenses/(7)/                                     0.25%
                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.00%
--------------------------------------------------------------

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR FOR THE FOLLOWING BENEFIT
------------------------------------------------------------------------------------
Guaranteed Withdrawal Benefit for Life charge/(8)/
(calculated as a percentage of your account value)      1.00% (current and maximum)
------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses/(9) /(expenses that are deducted from             Lowest Highest
Portfolio assets, including management fees, 12b-1 fees, service fees, and other expenses)  1.02%  1.14%
----------------------------------------------------------------------------------------------------------

                                   FEE TABLE

Notes:

(1)The current tax charge that might be imposed ranges from 0% to 1%.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)The current charge is equal to the lesser of $30 or 2% of your account value, plus any amount previously withdrawn during the contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(5)Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(6)These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(7)This charge, together with the annual administrative charge, is to compensate us for providing administrative and financial accounting services under the contracts.

(8)If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year.


(9)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the AXA Conservative Strategy portfolio. The "Highest" represents the total annual operating expenses of the AXA/AB Dynamic Moderate Growth portfolio. For more information, see the prospectuses for the portfolios.


EXAMPLES

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, administrative fees, separate account annual expenses, the charge for the Guaranteed Withdrawal Benefit for Life and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated. The example uses an average annual administrative charge based on charges paid in 2015 for similar contracts, which results in an estimated charge of 0.0631% of the contract value.


The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. These examples should not be considered representations of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------------
                            IF YOU SURRENDER OR DO NOT
                          SURRENDER YOUR CONTRACT AT THE END OF IF YOU ANNUITIZE AT THE END OF THE
                            THE APPLICABLE TIME PERIOD              APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------
                          1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------------------------
(a)assuming maximum fees
   and expenses of any
   of the Portfolios       $337    $1,029    $1,743    $3,633    $337     $1,029  $1,743   $3,633
--------------------------------------------------------------------------------------------------
(b)assuming minimum fees
   and expenses of any
   of the Portfolios       $325    $  992    $1,682    $3,517    $325     $  992  $1,682   $3,517
--------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Because the contracts offered by this Prospectus had not yet been sold as of December 31, 2015, no class of accumulation units have yet been derived from the contracts offered by this Prospectus.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. The contracts are issued as traditional individual retirement annuities that meet the requirements of Section 408 of the Code or Roth individual retirement annuities that meet the requirements of Section 408A of the Code and are available for owners between the ages of 45 and 94.

The contract is available to you if you wish to directly roll over an eligible rollover distribution from one of the following types of employer-sponsored plans where the plan had provided a benefit similar to the Guaranteed Withdrawal Benefit for Life under a contract issued by us or our affiliate:

..   403(b) plans;

..   457(b) plans sponsored by governmental employers; and

..   qualified plans under 401(a) of the Code (with or without 401(k) features).

There is no minimum contribution amount required in order to purchase the EQUI-VEST(R) GWBL Rollover Annuity. However, we do require that you have established a minimum of $1,000 in guaranteed annual payments under your Prior Contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS AND THE MATURITY DATE. THE OWNER OF THE CONTRACT IS ALSO THE "ANNUITANT."
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

The owner and annuitant must be the same person and must meet the age requirements. For all contracts, the owner/annuitant must be age 45-94 at issue.

The contract is issued on a Single life basis if either: (i) under your Prior Contract, you elected to receive Guaranteed Annual Withdrawal Amount payments on a Single life basis; or (ii) you elect to receive Guaranteed Annual Withdrawal Amount payments on a Single life basis at the time you purchase the EQUI-VEST(R) GWBL Rollover Annuity contract.

The contract is issued on a Joint life basis if either: (i) under your Prior Contract, you elected to receive Guaranteed Annual Withdrawal Amount payments on a Joint life basis; or (ii) you elect to receive Guaranteed Annual Withdrawal Amount payments on a Joint life basis at the time you purchase the EQUI-VEST(R) GWBL Rollover Annuity contract. For contracts issued on a Joint life basis, the Joint life must be the owner's spouse at the time the election to begin Guaranteed Annual Withdrawal Amount payments was made (under the Prior Contract or under the EQUI-VEST(R) GWBL Rollover Annuity contract).

If you elect to begin taking Guaranteed Annual Withdrawal Amount payments after you purchase the EQUI-VEST(R) GWBL Rollover Annuity contract, your Guaranteed Annual Withdrawal Amount payments will be calculated on the basis of your election (i.e. Single or Joint life). See "Electing to take your Guaranteed Annual Withdrawal Amount" later in this section under "Guaranteed Withdrawal Benefit for Life" for more information.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Contributions must be made pursuant to a direct rollover. The source of the direct rollover is an employer plan which offers a feature similar to the Guaranteed Withdrawal Benefit for Life feature under this contract, where the employer plan uses a contract issued by us or one of our affiliates as a funding vehicle for the plan. We call such a funding vehicle the "Prior Contract." If the source of your rollover is a "designated Roth account" under your employer's plan, it must be rolled over to a Rollover Roth IRA (provided that the minimum Guaranteed Annual Withdrawal Amount is met for the Roth IRA contract). If the source of your rollover is a pre-tax or non-Roth after tax account under your employer's plan, it must be rolled over to a traditional Rollover IRA (provided that the minimum Guaranteed Annual Withdrawal Amount is met for the contract). We do not permit "conversion" rollover contributions to be made from pre-tax or non-Roth after-tax accounts under your employer's plan to be made to a Rollover Roth IRA Contract. If you want to convert amounts from pre-tax or non-Roth after-tax accounts under your employer's plan to designated Roth in order to directly roll amounts to a Rollover Roth IRA, you must complete an "in-plan conversion" under your employer's plan before you roll amounts to a Rollover Roth IRA. See "Tax information" later in this Prospectus for more information.

Although we require an application from you, we will import data that we have in our records regarding the Prior Contract in issuing this contract. We will import data regarding your account value, Guaranteed Annual Withdrawal Amount, the weighted average of your Guaranteed Withdrawal Rates, and Ratchet Base from your Prior Contract. We will also import data on whether you have elected Guaranteed Annual Withdrawal Amount payments under your Prior Contract and whether you have done so on a Single life or Joint life basis. If you have elected Joint life payments, we will import the identify of your spouse. We will not import data regarding any guaranteed death benefit(s) you elected under your Prior Contract. If there is a conflict between the data that we have in our records regarding the Prior Contract and the information on your application, we will not consider the application in good order as discussed below.

We do not accept checks made payable to us or third-party checks endorsed to us, tax-free exchanges or trustee checks that involve no refund. We reserve the right to reject a payment if it is received in an unacceptable form.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are variable investment options. Your investment results in any one of the investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the investment options and to limit the number of investment options you may elect. Listed below are the currently available portfolios and their investment objectives.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUST


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"). The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined

                        CONTRACT FEATURES AND BENEFITS
mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



-------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                           INVESTMENT MANAGER
 CLASS IB SHARES                                                               (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME           OBJECTIVE                                            AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE   Seeks to achieve total return from long-term growth  .   AllianceBernstein    (delta)
  GROWTH                  of capital and income.                                   L.P.
-------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY     Seeks long-term capital appreciation and current     .   AXA Equitable      (check mark)
                          income.                                                  Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH   Seeks current income and growth of capital, with a   .   AXA Equitable      (check mark)
  STRATEGY                greater emphasis on current income.                      Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY Seeks a high level of current income.                .   AXA Equitable      (check mark)
                                                                                   Funds Management
                                                                                   Group, LLC
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AXA MODERATE GROWTH       Seeks long-term capital appreciation and current     .   AXA Equitable      (check mark)
  STRATEGY                income, with a greater emphasis on current income.       Funds Management
                                                                                   Group, LLC
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YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR THE PORTFOLIOS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE SUMMARY PROSPECTUSES AND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE SUMMARY PROSPECTUSES OR PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more of the investment options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this Prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

The Guaranteed Withdrawal Benefit for Life guarantees that you can take withdrawals from your account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your account value falls to zero -- unless the reduction to zero is due to a withdrawal that causes cumulative withdrawals in the same contract year to exceed your Guaranteed Annual Withdrawal Amount.

As discussed in more detail below, the initial Guaranteed Annual Withdrawal Amount under the EQUI-VEST(R) GWBL Rollover Annuity is based on the guaranteed withdrawal amount in your Prior Contract. Your Guaranteed Annual Withdrawal Amount may, however, be increased due to a Ratchet increase.


If you have already started taking guaranteed withdrawals from your Prior Contract, the Guaranteed Withdrawal Benefit for Life in the EQUI-VEST(R) GWBL Rollover Annuity allows you to continue taking those withdrawals subject to the terms and conditions of the contract. If you have not already started taking guaranteed withdrawals from your Prior Contract, you can begin receiving Guaranteed Annual Withdrawal Amount payments beginning at age 59 1/2.


There is a charge for the Guaranteed Withdrawal Benefit for Life. The charge is deducted from your account value on each contract date anniversary. For more information about the charge, see "Guaranteed Withdrawal Benefit for Life" in "Charges and expenses."

--------------------------------------------------------------------------------
IN ORDER TO BEGIN RECEIVING GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS, YOU MUST NOTIFY AXA EQUITABLE USING AN ELECTION FORM WE PROVIDE FOR THAT PURPOSE. THIS IS THE CASE EVEN IF YOU HAVE ALREADY STARTING RECEIVING GUARANTEED
PAYMENTS UNDER YOUR PRIOR CONTRACT.
--------------------------------------------------------------------------------

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

As discussed throughout this Prospectus, the EQUI-VEST(R) GWBL Rollover Annuity is offered only to individuals who wish to roll over eligible rollover distributions from certain employer-sponsored plans where the plan provided a benefit similar to the Guaranteed Withdrawal Benefit for Life and used a contract issued by us or one of our affiliates as a funding vehicle for the plan. Under the EQUI-VEST(R) GWBL Rollover Annuity, your initial Guaranteed Annual Withdrawal Amount is equal to the equivalent guaranteed annual withdrawal amount in your Prior Contract. For example, if you were entitled to guaranteed annual withdrawals of $2,500 in your Prior Contract, your initial Guaranteed Annual Withdrawal Amount in the EQUI-VEST(R) GWBL Rollover Annuity will be no less than $2,500. Your initial Guaranteed Annual Withdrawal Amount may be more than $2,500 if you are eligible for a Ratchet increase at contract issue. We discuss Ratchet increases at issue and on your contract date anniversaries below.

Your Guaranteed Annual Withdrawal Amount is reduced if: (i) you take an Early or Excess withdrawal; (ii) you elect Guaranteed Annual Withdrawal Amount payments on a Single life basis prior to age 65; or (iii) you elect Guaranteed Annual Withdrawal Amount payments on a Joint life basis. See "Effect of Early and Excess withdrawals" and "Electing to take your Guaranteed Annual Withdrawal Amount" later in this section for more information.

RATCHET BASE AND THE ANNUAL RATCHET

The Guaranteed Withdrawal Benefit for Life features a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your investment options. Your initial Ratchet Base in the EQUI-VEST(R) GWBL Rollover Annuity is equal to the equivalent Ratchet Base (or "benefit base") in your Prior Contract. However, if the Ratchet Base or benefit base in your Prior Contract is less than your account value that is rolled over, we will "ratchet", or increase, your initial Ratchet Base in the EQUI-VEST(R) GWBL Rollover Annuity to equal your account value. If this happens, your initial Guaranteed Annual Withdrawal Amount will also increase. Please note that you are eligible for annual ratchets on each contract date anniversary both before and after you start receiving Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the increase to your Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase in the Ratchet Base by the weighted average of the prior Guaranteed Withdrawal Rate equivalents applied under the Prior Contract. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your contract date anniversary, the Ratchet Base will not be eligible for a ratchet until the next contract date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this Prospectus.

THE GUARANTEED WITHDRAWAL RATE ("GWR")

The GWR is the rate that will apply in order to calculate your Guaranteed Annual Withdrawal Amount, to contributions to the EQUI-VEST(R) GWBL Rollover Annuity contract from your Prior Contract. At the time you purchase your EQUI-VEST(R) GWBL Rollover Annuity contract, we import data regarding the weighted average of the prior GWR equivalents applied under your Prior Contract. If your Ratchet Base is increased, your Guaranteed Annual Withdrawal Amount is increased. The increase to your Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase in the Ratchet Base by the weighted average of the prior GWR equivalents applied under your Prior Contract.

                        CONTRACT FEATURES AND BENEFITS

The following two examples are designed to show how your initial Ratchet Base under the EQUI-VEST(R) GWBL Rollover Annuity could be determined:

EXAMPLE 1:  NO RATCHET AT CONTRACT ISSUE

Amounts in the Prior Contract:
Ratchet Base = $100,000
Account Value = $90,000
Guaranteed Annual Withdrawal Amount = $4,000

In this example, your initial Ratchet Base in the EQUI-VEST(R) GWBL Rollover Annuity will be $100,000 and your Guaranteed Annual Withdrawal Amount will remain at $4,000. There is no Ratchet increase at the time you purchase the EQUI-VEST(R) GWBL Rollover Annuity because the account value is less than the Ratchet Base.

EXAMPLE 2:  RATCHET AT ISSUE

Amounts in the Prior Contract:
Ratchet Base = $80,000
Account Value = $100,000
Guaranteed Annual Withdrawal Amount = $4,000

In this example, the Ratchet Base in your Prior Contract is compared to your account value that is rolled over into the EQUI-VEST(R) GWBL Rollover Annuity. Because the account value is greater, the Ratchet Base is increased to $100,000. The initial Guaranteed Annual Withdrawal Amount in your EQUI-VEST(R) GWBL Rollover Annuity is also increased due to the $20,000 increase in the Ratchet Base. The increase to your Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase in the Ratchet Base ($20,000) by the weighted average of the prior GWR equivalents applied under the Prior Contract. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

..   $4,000 / $80,000 = 5% (this is the weighted GWR)

..   5% x $20,000 = $1,000 (this is the incremental increase to your Guaranteed
    Annual Withdrawal Amount)

..   $4,000 + $1,000 = $5,000 (this is the initial Guaranteed Annual Withdrawal
    Amount under your EQUI-VEST(R) GWBL Rollover Annuity)

EXAMPLE 3:  RATCHET ON A CONTRACT DATE ANNIVERSARY

Prior Ratchet Base = $80,000
Account Value = $82,000
Current Guaranteed Annual Withdrawal Amount = $4,000

In this example, the Ratchet Base is compared to your account value on the contract date anniversary. Because the account value is greater, the Ratchet Base is increased to $82,000. The initial Guaranteed Annual Withdrawal Amount in your EQUI-VEST(R) GWBL Rollover Annuity is also increased due to the $2,000 increase in the Ratchet Base. The increase to your Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase in the Ratchet Base ($2,000) by the weighted average of the prior GWR equivalents applied under your Prior Contract. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

..   $4,000 / $80,000 = 5% (this is the weighted GWR)

..   5% x $2,000 = $100 (this is the incremental increase to your Guaranteed
    Annual Withdrawal Amount)

..   $4,000 + $100 = $4,100 (this is the new Guaranteed Annual Withdrawal Amount under your EQUI-VEST(R) GWBL Rollover Annuity)

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

If you have not started to take your Guaranteed Annual Withdrawal Amount payments under your Prior Contract, you may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. You are required to use a specific form provided by us in order to begin withdrawals under the Guaranteed Withdrawal Benefit for Life feature. We will not process withdrawal requests that are not submitted on our form. All withdrawals reduce your account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. See "Withdrawing your account value" under "Accessing your money" later in this Prospectus for more information.


In order to start receiving Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office in good order.


Your Guaranteed Annual Withdrawal Amount is calculated on a Single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a Joint life basis. Under a Joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the Joint life, but you will not be able to name a new Joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a Joint life basis will be less than those available under the Single life basis. If you elect a Joint life basis, your contract will continue to be eligible for a Ratchet increase after your death.

If you elect the Joint life basis, your Guaranteed Annual Withdrawal Amount payments will be reduced as shown below. The rates provide the payment amount for a Joint life election based on your age and your spouse's age and include the reduction or increase to your Guaranteed Annual Withdrawal Amount payments taken prior to age 65 or later.

----------------------------------------------------------------
                 JOINT LIFE REDUCTION RATES
----------------------------------------------------------------
----------------------------------------------------------------
                           AGE OF PARTICIPANT
          ------------------------------------------------------
 AGE OF
 SPOUSE   60   61   62   63   64   65   66   67   68   69   70
----------------------------------------------------------------
 50       58%  61%  63%  66%  68%  69%  69%  68%  68%  67%  66%
----------------------------------------------------------------
 51       59%  62%  64%  66%  68%  70%  70%  69%  69%  68%  67%
----------------------------------------------------------------
 52       59%  62%  65%  67%  69%  71%  71%  70%  70%  69%  68%
----------------------------------------------------------------
 53       60%  63%  66%  68%  70%  72%  72%  71%  71%  70%  69%
----------------------------------------------------------------
 54       61%  64%  66%  69%  71%  73%  73%  72%  72%  71%  70%
----------------------------------------------------------------
 55       61%  64%  67%  70%  72%  74%  74%  73%  73%  72%  71%
----------------------------------------------------------------
 56       62%  65%  68%  70%  73%  75%  75%  74%  74%  73%  72%
----------------------------------------------------------------
 57       63%  66%  69%  71%  74%  76%  76%  75%  75%  74%  73%
----------------------------------------------------------------
 58       63%  66%  69%  72%  75%  77%  77%  76%  76%  75%  74%
----------------------------------------------------------------
 59       64%  67%  70%  73%  75%  78%  78%  77%  77%  76%  76%
----------------------------------------------------------------
 60       64%  68%  71%  74%  76%  79%  79%  78%  78%  77%  77%
----------------------------------------------------------------
 61       65%  68%  72%  75%  77%  80%  80%  80%  79%  79%  78%
----------------------------------------------------------------
 62       66%  69%  72%  75%  78%  81%  81%  81%  80%  80%  79%
----------------------------------------------------------------
 63       66%  70%  73%  76%  79%  82%  82%  82%  82%  81%  81%
----------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------
                 JOINT LIFE REDUCTION RATES
----------------------------------------------------------------
----------------------------------------------------------------
                           AGE OF PARTICIPANT
          ------------------------------------------------------
 AGE OF
 SPOUSE   60   61   62   63   64   65   66   67   68   69   70
----------------------------------------------------------------
 64       67%  70%  74%  77%  80%  83%  83%  83%  83%  82%  82%
----------------------------------------------------------------
 65       67%  71%  75%  78%  81%  84%  84%  84%  84%  84%  83%
----------------------------------------------------------------
 66       68%  72%  75%  79%  82%  85%  85%  85%  85%  85%  84%
----------------------------------------------------------------
 67       68%  72%  76%  79%  83%  86%  86%  86%  86%  86%  86%
----------------------------------------------------------------
 68       69%  73%  77%  80%  84%  87%  87%  87%  87%  87%  87%
----------------------------------------------------------------
 69       69%  73%  77%  81%  84%  88%  88%  88%  89%  89%  88%
----------------------------------------------------------------
 70       70%  74%  78%  82%  85%  89%  89%  90%  90%  90%  90%
----------------------------------------------------------------
 71       70%  74%  78%  82%  86%  89%  90%  91%  91%  91%  91%
----------------------------------------------------------------
 72       71%  75%  79%  83%  87%  90%  91%  92%  92%  92%  92%
----------------------------------------------------------------
 73       71%  75%  79%  83%  87%  91%  92%  92%  93%  93%  94%
----------------------------------------------------------------
 74       71%  76%  80%  84%  88%  92%  93%  93%  94%  94%  95%
----------------------------------------------------------------
 75       72%  76%  80%  85%  89%  92%  93%  94%  95%  96%  96%
----------------------------------------------------------------

Reduction rates required for ages not shown in the above table will be calculated by AXA Equitable on the same actuarial basis.


Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.



-------------------------------------------------------------
    PAYMENTS BEGIN AT AGE            REDUCTION TO GAWA
-------------------------------------------------------------
           59 1/2                           25%
-------------------------------------------------------------
             60                             25%
-------------------------------------------------------------
             61                             20%
-------------------------------------------------------------
             62                             15%
-------------------------------------------------------------
             63                             10%
-------------------------------------------------------------
             64                             5%
-------------------------------------------------------------


For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

---------------------------------------
PAYMENTS BEGIN AT AGE  INCREASE TO GAWA
---------------------------------------
         66                  102%
---------------------------------------
         67                  104%
---------------------------------------
         68                  106%
---------------------------------------
         69                  108%
---------------------------------------
    70 and older             110%
---------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

You may take your lifetime required minimum distributions ("RMDs") without losing the value of the Guaranteed Withdrawal Benefit for Life, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

EFFECT OF EARLY AND EXCESS WITHDRAWALS


An Early withdrawal is caused when you take a withdrawal from your account value prior to age 59 1/2.


An Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount from your account value in any contract year. Once a withdrawal causes cumulative withdrawals from your account value in a contract year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered an Excess withdrawal. In addition, each subsequent withdrawal in that contract year is considered an Excess withdrawal.

An Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make an Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The amount of the Excess withdrawal will reduce your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take an Early or Excess withdrawal, your account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Guaranteed Withdrawal Benefit for Life feature.

EXAMPLE 1:  EARLY WITHDRAWAL

Assume the following:

..   your account value is $50,000;

..   your Ratchet Base is $60,000;

..   your Guaranteed Annual Withdrawal Amount is $2,000;

..   you are 55 years old; and


..   you decide to take a withdrawal of $10,000.


Your withdrawal with be an Early withdrawal because you are not eligible to begin receiving Guaranteed Annual Withdrawal Amount payments from the contract based on your age. We will deduct

                        CONTRACT FEATURES AND BENEFITS

$10,000 from your account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 20% (the amount of the withdrawal, or $10,000 divided by your account value of $50,000). After the withdrawal:

..   your account value is $40,000;

..   your Ratchet Base is $48,000; and

..   your Guaranteed Annual Withdrawal Amount is $1,600.

EXAMPLE 2:  EXCESS WITHDRAWAL

For this example, assume the contract is purchased with a $20,000 rollover contribution and there has been no net investment performance -- either positive or negative. Two contract years later, you are eligible to start receiving Guaranteed Annual Withdrawal Amount payments.

Assume the following:

..   your account value is $20,000;

..   your Ratchet Base is $20,000;

..   your Guaranteed Annual Withdrawal Amount is $1,000; and


..   you decide to take a withdrawal of $2,500.


Your withdrawal with be an Excess withdrawal of $1,500 because the amount withdrawn exceeded your Guaranteed Annual Withdrawal Amount by that amount. We will deduct $2,500 from your account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 7.5% (the amount of the withdrawal in excess of your Guaranteed Annual Withdrawal Amount, or $1,500 divided by your account value of $20,000). After the withdrawal:

..   your account value will be $17,500;

..   your Ratchet Base will be $18,500 ($20,000 reduced by 7.5%); and

..   your Guaranteed Annual Withdrawal Amount is $925 ($1,000 reduced by 7.5%).

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Early or Excess withdrawal, your contract (including the Guaranteed Withdrawal Benefit for Life) will terminate. Once terminated, the Guaranteed Withdrawal Benefit for Life Benefit cannot be restored.

If your account value falls to zero, either due to a withdrawal that is not an Early or Excess withdrawal or due to a deduction of a charge, your contract will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan,"
    (described later in this Prospectus in "Accessing your money" under "withdrawing your account value") we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan"
    (described later in this prospectus in "Accessing your money" under "Withdrawing your account value") or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that contract year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next contract date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment plan" if automatic payments were not being made.

..   The charge for the Guaranteed Withdrawal Benefit for Life will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect a continuation option.

OTHER IMPORTANT CONSIDERATIONS


..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this Prospectus.


..   All Guaranteed Annual Withdrawal Amount payments reduce your account value.
    See "How withdrawals affect the Guaranteed Withdrawal Benefit for Life and "How withdrawals are taken from your account value" in "Accessing your money" later in this Prospectus.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any contract year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your contract to receive its account value and your account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the contract will terminate, including the Guaranteed Withdrawal Benefit for Life feature.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, any amount taken from your account value to satisfy a withdrawal request will be considered an Early withdrawal.

..   If you are eligible to begin receiving your Guaranteed Annual Withdrawal
    Amount, your first withdrawal under the contract will be considered your "first withdrawal" for purposes of establishing your Guaranteed Annual Withdrawal Amount, even if the withdrawal is taken to satisfy all or a portion of a required minimum distribution.

..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

                        CONTRACT FEATURES AND BENEFITS

..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the contract and/or certain investment options.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us at our processing office for a refund. To exercise this cancellation right, you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix I to find out what applies in your state.


Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect any investment gain or loss in the variable investment options, less the daily charges we deduct. Some states require that we refund the full amount of your contribution. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.


We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its account value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your account value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus for possible consequences of cancelling your contract.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

Your "account value" is the total of the values you have in the investment options.

YOUR CONTRACT'S VALUE IN THE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. Your value in each investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each investment option depends on the investment performance of that option, less the daily charges for mortality and expense risks and other expenses. On any day, your value in any investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your units in any investment option does not change unless they are increased or decreased to reflect transfers, withdrawals and charges.

In addition, the annual administrative charge, the Guaranteed Withdrawal Benefit for Life charge and the third-party transfer or exchange charge will reduce the number of units credited to your contract.

A description of how unit values are calculated is found in the SAI.

INSUFFICIENT ACCOUNT VALUE

Your account value could become insufficient due to withdrawals and/or poor market performance or due to the deduction of charges under the contract. If your account value falls to zero due to an Early or Excess withdrawal, your contract will terminate and you will lose all rights under the contract. Once terminated, the contract cannot be restored.

If your account value falls to zero, either due to a withdrawal of your Guaranteed Annual Withdrawal Amount or due to the deduction of charges, your contract will terminate and you will receive a supplementary life annuity contract setting forth continuing benefits. Please see "Effect of your account value falling to zero" under "Guaranteed Withdrawal Benefit for Life" in "Contract features and benefits."

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

You can transfer some or all of your account value among the investment options.

In addition, we reserve the right to restrict transfers among investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below. We also reserve the right to change our transfer rules. You will be provided advance notice of any changes.

You may request a transfer in writing, or by using Online Account Access. You must send in all signed written transfer requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts or percentages of your current account value to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other programmed trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading.

Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbi-trage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the EQ Advisors Trust (the "trust"). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

It is possible that the trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trust has not implemented such a fee. If a redemption fee is implemented by the trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trust to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trust will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value as described below. When selecting a withdrawal method, it is important to remember that Early and Excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Withdrawal Benefit for Life. See "Effect of Early and Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus. You should choose a withdrawal method that is most appropriate for your needs and does not cause payment amounts in excess of your Guaranteed Annual Withdrawal Amount.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus for more information on how withdrawals affect your account value and could potentially cause your contract to terminate.

AUTOMATIC PAYMENT PLANS

This section describes the ways in which you can receive Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a Required Minimum Distribution ("RMD") withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on contract date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the contract year (the "catch-up payment").

If you take a partial withdrawal in the same contract year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from your account value. The fixed dollar amount of the withdrawal will not be increased on contract date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal in the same contract year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the contract year. If you take a partial withdrawal while the Customized payment plan is in effect, and that withdrawal, plus all other withdrawals, during that contract year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS

You may also take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300. If you elect to take partial withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed Annual Withdrawal Amount in any contract year and cause an Excess withdrawal. As dis cussed earlier, Early and Excess withdrawals may significantly reduce

                             ACCESSING YOUR MONEY
or eliminate the value of the EQUI-VEST(R) GWBL Rollover Annuity contract. See "Effect of Early and Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS

(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, those withdrawals may cause an Excess withdrawal if they exceed the Guaranteed Annual Withdrawal Amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax Information" later in this Prospectus for your specific type of retirement arrangement.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose, additional annuity contract benefits may include guaranteed benefits such as the Guaranteed Withdrawal Benefit for Life.

Withdrawals not taken through our RMD automatic withdrawal option may cause an Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. Currently, minimum distribution withdrawal payments will be made annually.

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FOR CONTRACTS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the Automatic RMD withdrawal option, you will be required to select either the Single or Joint life option for Guaranteed Annual Withdrawal Amount payments. Once you take a withdrawal from your account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this amount, plus any other withdrawals from your account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the contract year. If this amount, plus any other withdrawals from your account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following contract year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal. You may enroll in the plan again any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Early and Excess withdrawals" under "Guaranteed Withdrawal Benefit for Life" in "Contract features and benefits" earlier in this Prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. The RMD payment we make to you will not be treated as an Excess withdrawal under your Guaranteed Withdrawal Benefit for Life.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

For the purpose of these examples, assume your account value is $30,000. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is an Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

..   Your account value = $26,400 (or $30,000 - $3,600)

..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%. The pro rata reduction was calculated by dividing the Excess withdrawal of $1,200 by the beginning account value of $30,000.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE CONTRACT YEARS) = $2,304
    (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as an Excess withdrawal.

                             ACCESSING YOUR MONEY

EXAMPLE 2:

You take a partial withdrawal of $2,000 on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current contract year will be $400. Here are the values after the withdrawal:

..   Your account value = $28,000 (or $30,000 - $2,000)

..   Your Ratchet Base = $60,000

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT CONTRACT YEAR) =
    $400 (or $2,400 - $2,000)

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE CONTRACT YEARS) =
    $2,400

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as an Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your account value in the same contract year will be treated as an Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the investment options.

HOW WITHDRAWALS AFFECT THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

Your Ratchet Base is not reduced by withdrawals up to the Guaranteed Annual Withdrawal Amount. Withdrawals that exceed the Guaranteed Annual Withdrawal Amount, however, can significantly reduce your Ratchet Base and Guaranteed Annual Withdrawal Amount. Also, your Ratchet Base will be reduced by any withdrawals taken prior to the owner reaching age 59 1/2. For more information, see "Effect of Early and Excess withdrawals" and "Other important considerations" under "Guaranteed Withdrawal Benefit for Life" in "Contract features and benefits" earlier in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS ACCOUNT VALUE

You may surrender your contract to receive its account value at any time while the owner is living and before you annuitize. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your account value on the date we receive the required information.

All benefits under the contract including the Guaranteed Withdrawal Benefit for Life will terminate as of the date we receive the required information. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus.

You may receive your account value in a single sum payment or apply it to one or more of the annuitization options. See "Your annuitization options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of the remaining account value following the owner's death, payment of any amount you withdraw (less any withdrawal charge), payment of the account value (upon surrender), and applying proceeds upon annuitization. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITIZATION OPTIONS

Deferred annuity contracts such as the EQUI-VEST(R) GWBL Rollover Annuity provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your contract and all its benefits, including the Guaranteed Withdrawal Benefit for Life, will terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. Payments you receive under the annuitization option you select may be more or less than your Guaranteed Annual Withdrawal Amount. You should consider the relative payment amounts carefully before annuitizing. In general, the periodic payment amount is determined by the account value or cash value of your contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) GWBL Rollover Annuity contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here.

                             ACCESSING YOUR MONEY

We currently offer the annuitization options listed below. Restrictions may apply, depending on the type of contract you own or the annu- itant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

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Fixed annuitization options .   Life annuity
                            .   Life annuity with period certain
                            .   Life annuity with refund certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this annuitization option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.


..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different annuitization option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This annuitization option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a Single life or Joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor.

ANNUITY PURCHASE FACTORS. Annuity purchase factors are the factors applied to determine your periodic payments under the annuitization options. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's age and sex in certain instances.

FIXED ANNUITIZATION OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than 13 months from the EQUI-VEST(R) GWBL Rollover Annuity contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect an annuitization option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the annuitization option chosen.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed. The maturity date is generally the contract date anniversary that follows the owner's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AND ANNUITY MATURITY

If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to your Guaranteed Annual Withdrawal Amount. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

At maturity, the annuity payout will be the higher of two amounts that are calculated as of that date. The annuity payout will be the higher of: (1) your Guaranteed Annual Withdrawal Amount; and (2) the amount you would receive by applying your account value to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit.

Please see Appendix I later in this Prospectus for variations that may apply in your state.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each investment option. These charges are reflected in the unit values of each variable investment option:


..   A mortality and expense risks charge.


..   A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your investment options, we reduce the number of units credited to your contract:


..   On the last day of the contract year an annual administrative charge.

..   Charge for third-party transfer or exchange.

..   The Guaranteed Withdrawal Benefit for Life charge.


..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features.

CHARGES UNDER THE CONTRACTS

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE.

We deduct a daily charge from the net assets in each investment option to compensate us for the mortality and expense risks under the contract. The daily charge is equivalent to an annual rate of 0.75%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% the net assets in each investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct this charge pro rata from your investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or you die during the contract year. The charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any EQUI-VEST(R)GWBL Rollover Annuity contract having an account value that, when combined with the account value of other EQUI-VEST(R) contracts owned by the same person, equals to or exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to contracts owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We may deduct a charge for third party transfers. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider or to another eligible plan. The charge is currently $65 per occurrence. We will deduct this charge from your account value.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE CHARGE

We deduct an annual charge equal to 1.00% of your account value for the Guaranteed Withdrawal Benefit for Life. This charge will be deducted from your value in the investment options on a pro rata basis on each contract date anniversary. If the contract is surrendered or the death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuitization option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value the charge for the special service. Please note that we may discontinue some or all of these services without notice.

                             CHARGES AND EXPENSES

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUST DEDUCTS

The EQ Advisors Trust deducts charges for the following types of fees and expenses:


..   Management fees.

..   12b-1 fees.


..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment related expenses such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the investment options and are reflected in their unit values. The portfolios available under the contract in turn invest in shares of other portfolios of EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectus for the Trust.

                             CHARGES AND EXPENSES

6. Effect of death

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YOUR BENEFICIARY AND PAYMENT OF ANY REMAINING ACCOUNT VALUE

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

DEATH BENEFIT

The death benefit is equal to the account value as of the date we receive satisfactory proof of the owner's death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

EFFECT OF THE ANNUITANT'S DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this Prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. Once the Beneficiary continuation option is elected, the election cannot be changed.

Except as discussed below under "Guaranteed Annual Withdrawal Amount payments on a Joint life basis," the Guaranteed Withdrawal Benefit for Life feature will terminate, and no Guaranteed Annual Withdrawal Amount payments will be payable.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this Prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

                                EFFECT OF DEATH

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option payment described earlier in this Prospectus. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit payment option described earlier in this Prospectus for which the beneficiary is eligible; or

..   elect to continue the contract under the Qualified surviving spouse Joint life GWBL Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your spousal beneficiary elects a death benefit payment option instead of the Beneficiary continuation option, the Guaranteed Withdrawal Benefit for Life feature will terminate and the Guaranteed Annual Withdrawal Amount payments will end.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the contract have been distributed) or (2) continue the contract and take withdrawals under the Qualified surviving spouse Joint life GWBL Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death your spousal beneficiary may defer Qualified surviving spouse Joint life GWBL Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Qualified surviving spouse Joint life GWBL Beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your spousal beneficiary.

..   If applicable, the Ratchet Base will ratchet to the account value on the next contract date anniversary.

..   The charge for the GWBL will continue to apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the account value falls to zero, see "Effect of your account value falling to zero" under "Guaranteed Withdrawal Benefit for Life" in "Contract features and benefits" earlier in this Prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this Prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, the funds will be taken pro rata from the account value.

..   If your spousal beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken pro rata from the account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Excess withdrawal.

..   If your spousal beneficiary takes any partial withdrawals from the account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that contract year. The partial withdrawals may be treated as Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next contract date anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your spousal beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as an Excess withdrawal. However, any future withdrawals from the account value in the same contract year may be treated as Excess withdrawals. If your spousal beneficiary satisfies the RMD amount through unscheduled withdrawals from the account value prior to the December payment, any withdrawal from the account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered an Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Guaranteed Annual
    Withdrawal Amount and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

                                EFFECT OF DEATH

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) GWBL Rollover Annuity contracts owned by United States individual taxpayers. The tax rules differ depending on whether the contract is a traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contracts separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

As discussed below in this Prospectus, Individual Retirement Arrangements ("IRAs") are available in the form of an individual retirement annuity contract such as EQUI-VEST(R) GWBL Rollover Annuity or an individual retirement account. Both types of arrangements qualify for tax deferral. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the death benefit, the Guaranteed Withdrawal Benefit for Life, its selection of variable investment options, and its choices of annuitization options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the variable investment options that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding traditional IRAs. You should consider the potential implication of these Regulations before you purchase this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis, and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)") These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

                                TAX INFORMATION

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional Rollover IRA or Roth Rollover IRA.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs.

We describe the amount and types of charges that may apply to your rollover payments under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus.

We have not applied for an opinion letter from the IRS approving the forms of the EQUI-VEST(R) GWBL Rollover Annuity contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either version of the EQUI-VEST(R) GWBL Rollover Annuity contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

GENERAL RULES ON FUNDING. Individuals may generally make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

ROLLOVER CONTRIBUTIONS TO THIS TRADITIONAL IRA CONTRACT

This EQUI-VEST(R) GWBL Rollover Annuity contract may be funded only through a direct rollover of funds from an eligible retirement plan which provides a feature similar to the Guaranteed Withdrawal Benefit for Life benefit feature of this contract. The source of the rollover must also be a Prior Contract. See "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus or "Rollover contributions to this Roth IRA contract" later in this section for more information. Contributions to this contract cannot be made through "regular" IRA contributions out of your current compensation, direct transfers from other traditional individual retirement arrangements, or rollovers from any source other than the plans and the funding vehicles described above.

Rollover contributions may be made to this traditional IRA from any of these types of "eligible retirement plans" which meet the above plan feature and funding vehicle requirements:

..   qualified plans;

..   403(b) plans; and

..   governmental employer 457(b) plans, (also referred to as "governmental employer EDC plans").


Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover contribution is made.


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:


..   "a required minimum distribution" after age 70 1/2 or retirement; or


..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

Your distribution may be only partially eligible to be rolled over (for example, after you start lifetime Required Minimum Distributions, discussed below). Also, although other traditional individual retirement arrangements and contracts may be available, unless the benefit was elected under the plan on a Joint life basis and the spouse is the spouse who survives you, we do not offer this contract to spousal beneficiaries. We generally also do not offer this contract to spousal alternate payees under qualified domestic relations orders.

Although under general tax rules an individual may roll over amounts between eligible retirement plans, including traditional IRAs, within 60 days after receipt of a distribution, we do not accept "60-day" rollover contributions in this contract. When you directly roll over amounts, you tell the trustee or custodian of the eligible retirement plan to send the distribution directly to us. Direct rollovers are not subject to mandatory federal income tax withholding.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan. Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" that applies to traditional IRA to traditional IRA rollovers.

                                TAX INFORMATION

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

EXCESS CONTRIBUTIONS

If amounts that are not eligible to be rolled over are in fact rolled over to the EQUI-VEST(R) GWBL Rollover Annuity contract, they may be subject to a 6% excise tax, unless withdrawn as described in IRS Publications 590-A and 590-B.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollover contributions to this traditional IRA contract" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. A rollover will terminate or alter the Guaranteed Withdrawal Benefit for Life.

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit". It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY


Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed withdrawal benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no

                                TAX INFORMATION
later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made each year.


HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS


There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuitization option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." If you elect our Automatic RMD service, any RMD payment we make to you on December 1st will not be treated as an Excess withdrawal as described earlier in this Prospectus under "Lifetime required minimum distribution withdrawals" in "Accessing your money." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

                                TAX INFORMATION

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) GWBL Rollover Annuity Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may generally make four different types of contributions to a Roth
IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth arrangements or designated
    Roth accounts under defined contribution plans; or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

ROLLOVER CONTRIBUTIONS TO THIS ROTH IRA CONTRACT

The general requirements described above under "Rollover contributions to this traditional IRA contract" also apply to rollover contributions to this Roth IRA contract. This EQUI-VEST(R) GWBL Rollover Roth IRA contract may be funded only through a direct rollover of funds from a designated Roth account under an eligible retirement plan which provides a feature similar to the Guaranteed Withdrawal Benefit for Life benefit feature of this contract. The source of the rollover must also be a Prior Contract. Contributions to this contract cannot be made through "regular" Roth IRA contributions out of your current compensation, direct transfers from other Roth individual retirement arrangements, or rollovers from any source other than an eligible retirement plan which is using an AXA Equitable contract as a funding vehicle for a feature in its plan similar to the Guaranteed Withdrawal Benefit for Life benefit feature of this contract.

As with the description above under "Rollover contributions to this traditional IRA contract", your plan administrator will tell you whether or not your distribution is completely or partially eligible to be rolled over.

The source of a rollover contribution to this Roth IRA contract must be a "designated Roth account" under any of the following types of plans:

..   qualified plans;

..   403(b) plans; and

..   governmental employer 457(b) plans.

We do not currently permit direct rollover conversions from non-Roth accounts under such an eligible retirement plan.

In a conversion rollover transaction you are treated as having withdrawn all or a portion of funds from non-Roth accounts under one of the above types of employer-sponsored eligible retirement plans and

                                TAX INFORMATION
directly rolled it into a Roth IRA. Although the conversion rollover transaction is not subject to income tax withholding, the transaction is not tax-free, but is generally fully taxable.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   Qualified distributions from a Roth IRA; and

..   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

You may roll over amounts from one Roth IRA to other Roth IRAs if you complete the transaction within 60 days of when you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit". It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


..   you are age 59 1/2 or older; or


..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose. Presumably rollover contributions from a "designated Roth contribution account" will also be disregarded.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain with any custodian or issuer are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

                                TAX INFORMATION

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from individual retirement annuity contracts. You may be able to elect out of this income tax withholding in some cases. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Periodic payments include annuity payments under the contract and Guaranteed Annual Withdrawal Amount payments under a supplementary contract after the account value falls to zero. Payers are to withhold from periodic annuity payments as if the payments were wages. You are to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If you do not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the contract owner is married and claiming three withholding exemptions. If you do not provide your correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if you were single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal) we withhold at a flat 10% rate. We treat Guaranteed Annual Withdrawal Amount payments as partial withdrawals, unless or until the account value falls to zero. After that, payments under the supplementary contract are treated as periodic annuity payments.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT A

Each investment option is a subaccount of Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account A assets in any investment permitted by applicable law. The results of Separate Account A operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts are based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in Class IA/A or IB/B shares issued by the corresponding portfolio of its Trust. The EQUI-VEST(R) GWBL Rollover Annuity variable annuity offers Class B shares of the EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5)to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to new contributions or transfers; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT EQ ADVISORS TRUST

The EQ Advisors Trust (the "Trust") is registered under the Investment Company Act of 1940. It is classified as "open-end management investment companies," more commonly called mutual funds. The Trust issues different shares relating to each portfolio.

The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about the Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectus for the Trust, which accompanies this Prospectus, or in the SAI, which are available upon request.

ABOUT THE GENERAL ACCOUNT

AXA Equitable is solely responsible to the contract owner for the contract's account value and any guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Department of Financial Services of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered

                               MORE INFORMATION
under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept contributions sent by wire to our processing office by agreement with other parties. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain parties with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency condi-tions. Your contribution will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CONTRIBUTIONS AND TRANSFERS

..   Your contribution is allocated to the investment options and is invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from investment options will be made at the unit value next determined after the receipt of the transfer request.

THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent public accounting firms selected for the
    Trust; or

..   any other matters described in each prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trust sells its shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. The Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently

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do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that the Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in an investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You cannot assign or transfer ownership of an IRA contract except by surrender to us. Loans are not available and you cannot assign an IRA contract as security for a loan or other obligation.

You may direct the transfer of the values under your IRA contract to another similar arrangement under federal income tax rules.

DISTRIBUTION OF THE CONTRACTS

AXA Equitable performs all marketing and service functions under the contract. No sales commissions are paid with respect to units of interest in the separate account available under the contract. The offering of the units is continuous.

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Appendix I: State contract variations of certain features and benefits

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The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN EQUI-VEST(R) GWBL ROLLOVER ANNUITY FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR
BENEFITS:

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 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CALIFORNIA    See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      California and you are age 60 or
              "Contract features and benefits"  older at the time the contract is issued, you may return your
                                                variable annuity contract within
                                                30 days from the date that you
                                                receive it and receive a refund
                                                of your account value.
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CONNECTICUT   See "Charges that AXA Equitable   The charge for third party
              deducts" in "Charges and          transfer or exchange is removed
              Expenses"
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FLORIDA       See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Florida, you may cancel your
              "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                                from the date that you receive
                                                it. You will receive an
                                                unconditional refund equal to
                                                the greater of the cash
                                                surrender value provided in the
                                                annuity contract, plus any fees
                                                or charges deducted from the
                                                contributions or imposed under
                                                the contract, or a refund of all
                                                contributions paid.
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IDAHO         See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Idaho, you may cancel your
              "Contract features and benefits"  variable annuity contract and return it to use within 20 days
                                                from the date that you receive
                                                it. You will receive an
                                                unconditional refund of your
                                                contribution.
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NORTH DAKOTA  See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      North Dakota, you may cancel
              "Contract features and benefits"  your variable annuity contract and return it to use within 20
                                                days from the date that you
                                                receive it. You will receive an
                                                unconditional return of your
                                                contribution.
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RHODE ISLAND  See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Rhode Island, you may cancel
              "Contract features and benefits"  your variable annuity contract and return it to us within 20
                                                days from the date that you
                                                receive it. You will receive an
                                                unconditional return of your
                                                contribution.
-----------------------------------------------------------------------------------
TEXAS         See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Texas, you may cancel your
              "Contract features and benefits"  variable annuity contract and return it to us within 20 days
                                                from the date that you receive
                                                it. We will cancel it and refund
                                                any contribution you made to us,
                                                plus any fees or charges, and
                                                plus or minus any investment
                                                gain or loss which applies to
                                                the Variable Investment Options
                                                from the date such Contribution
                                                was allocated to such Option to
                                                the date of cancellation.
-----------------------------------------------------------------------------------

    APPENDIX I: STATE CONTRACT VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculating unit values                                       2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Financial statements                                          2

HOW TO OBTAIN AN EQUI-VEST(R) GWBL ROLLOVER ANNUITY STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Please call or send this request form to:
  AXA Equitable
  P.O. Box 4704
  Syracuse, NY 13221-4704


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) GWBL Rollover Annuity SAI for SEPARATE
ACCOUNT A dated May 1, 2016.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                          792758
                                              EQUI-VEST(R) GWBL Rollover Annuity

EQUI-VEST(R) GWBL Rollover Annuity         AXA EQUITABLE LIFE INSURANCE COMPANY
A variable deferred annuity contract       1290 AVENUE OF THE AMERICAS
STATEMENT OF ADDITIONAL INFORMATION DATED  NEW YORK, NEW YORK 10104
MAY 1, 2016
--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for the EQUI-VEST(R) GWBL Rollover Annuity dated May 1, 2016. That prospectus provides detailed information concerning the contracts, as well as the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Calculation of annuity payments                              2

        Custodian and independent registered public accounting firm  2

        Distribution of the contracts                                2

        Calculating unit values                                      3

        Financial statements                                         3

   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
            Company (AXA Equitable). Distributed by its affiliate,
      AXA Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104

  Copyright 2016 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         #80266

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $325,380 and $325,380 for each of the years 2015, 2014 and 2013. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356
in 2013. Of these amounts, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for the EQUI-VEST(R) GWBL Rollover Annuity may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   FSA-3
   Statements of Operations for the Year Ended December 31, 2015......  FSA-46
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014.......................................  FSA-64
   Notes to Financial Statements...................................... FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                  FSA-1  #57957

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                               AMERICAN CENTURY   AMERICAN FUNDS      AXA 400
                              ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R)   MANAGED
                          AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/    VOLATILITY*
                          ------------------ -------------- ------------------ ---------------- ------------------- -----------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value...................     $8,033,867      $52,828,026       $5,511,557       $24,826,475        $24,489,949     $7,382,641
Receivable for shares of
 the Portfolios sold.....             --               --               --                --             38,995         12,752
Receivable for
 policy-related
 transactions............         10,101           25,763            9,937            42,574                 --             --
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total assets..........      8,043,968       52,853,789        5,521,494        24,869,049         24,528,944      7,395,393
                              ----------      -----------       ----------       -----------        -----------     ----------

LIABILITIES:
Payable for shares of
 the Portfolios purchased         10,101           25,763            9,924            42,486                 --             --
Payable for
 policy-related
 transactions............             --               --               --                --             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
   Total liabilities.....         10,101           25,763            9,924            42,486             38,611         12,752
                              ----------      -----------       ----------       -----------        -----------     ----------
NET ASSETS...............     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

NET ASSETS:
Accumulation unit values.     $8,033,619      $52,827,718       $5,511,570       $24,826,563        $24,490,333     $7,382,273
Retained by AXA
 Equitable in Separate
 Account A...............            248              308               --                --                 --            368
                              ----------      -----------       ----------       -----------        -----------     ----------
TOTAL NET ASSETS.........     $8,033,867      $52,828,026       $5,511,570       $24,826,563        $24,490,333     $7,382,641
                              ==========      ===========       ==========       ===========        ===========     ==========

Investments in shares of
 the Portfolios, at cost.     $8,659,700      $56,832,497       $5,881,460       $24,912,080        $25,393,948     $7,792,199
The Portfolios shares
 held
   Class B...............        723,600        2,954,620          527,579                --                 --        393,672
   Class 4...............             --               --               --                --          2,308,195             --
   Class II..............             --               --               --         1,349,265                 --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED
                                                          VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*
                                                        --------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $14,631,638      $4,016,281     $567,405,984  $109,031,875
Receivable for shares of the Portfolios sold...........            --              --           43,449            --
Receivable for policy-related transactions.............        69,978           4,989               --        32,359
                                                          -----------      ----------     ------------  ------------
   Total assets........................................    14,701,616       4,021,270      567,449,433   109,064,234
                                                          -----------      ----------     ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        69,867           4,989               --        32,359
Payable for policy-related transactions................            --              --           43,449            --
                                                          -----------      ----------     ------------  ------------
   Total liabilities...................................        69,867           4,989           43,449        32,359
                                                          -----------      ----------     ------------  ------------
NET ASSETS.............................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

NET ASSETS:
Accumulation unit values...............................   $14,631,749      $4,015,928     $567,395,624  $109,030,065
Retained by AXA Equitable in Separate Account A........            --             353           10,360         1,810
                                                          -----------      ----------     ------------  ------------
TOTAL NET ASSETS.......................................   $14,631,749      $4,016,281     $567,405,984  $109,031,875
                                                          ===========      ==========     ============  ============

Investments in shares of the Portfolios, at cost.......   $14,342,247      $4,358,116     $590,283,279  $105,365,157
The Portfolios shares held
   Class A.............................................            --              --               --        13,733
   Class B.............................................       781,503         235,993       55,378,864     7,881,739

                                                                         AXA CONSERVATIVE
                                                        AXA CONSERVATIVE      GROWTH
                                                          ALLOCATION*       STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $113,615,991     $22,059,274
Receivable for shares of the Portfolios sold...........             --           7,759
Receivable for policy-related transactions.............         37,044              --
                                                          ------------     -----------
   Total assets........................................    113,653,035      22,067,033
                                                          ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         37,044              --
Payable for policy-related transactions................             --           7,759
                                                          ------------     -----------
   Total liabilities...................................         37,044           7,759
                                                          ------------     -----------
NET ASSETS.............................................   $113,615,991     $22,059,274
                                                          ============     ===========

NET ASSETS:
Accumulation unit values...............................   $113,612,959     $22,059,226
Retained by AXA Equitable in Separate Account A........          3,032              48
                                                          ------------     -----------
TOTAL NET ASSETS.......................................   $113,615,991     $22,059,274
                                                          ============     ===========

Investments in shares of the Portfolios, at cost.......   $118,375,073     $21,872,572
The Portfolios shares held
   Class A.............................................             --              --
   Class B.............................................     12,228,825       1,677,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE-  AXA GLOBAL EQUITY  AXA GROWTH
                                                           STRATEGY*     PLUS ALLOCATION*  MANAGED VOLATILITY* STRATEGY*
                                                        ---------------- ----------------- ------------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $8,166,364      $202,534,879       $364,007,885     $1,292,097
Receivable for shares of the Portfolios sold...........        38,563                --                 --             41
Receivable for policy-related transactions.............            --            25,634             33,827             --
                                                           ----------      ------------       ------------     ----------
   Total assets........................................     8,204,927       202,560,513        364,041,712      1,292,138
                                                           ----------      ------------       ------------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --            25,634             33,827             --
Payable for policy-related transactions................        38,496                --                 --              4
                                                           ----------      ------------       ------------     ----------
   Total liabilities...................................        38,496            25,634             33,827              4
                                                           ----------      ------------       ------------     ----------
NET ASSETS.............................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

NET ASSETS:
Accumulation unit values...............................    $8,166,431      $202,513,220       $363,974,856     $1,292,134
Retained by AXA Equitable in Separate Account A........            --            21,659             33,029             --
                                                           ----------      ------------       ------------     ----------
TOTAL NET ASSETS.......................................    $8,166,431      $202,534,879       $364,007,885     $1,292,134
                                                           ==========      ============       ============     ==========

Investments in shares of the Portfolios, at cost.......    $8,146,186      $211,534,928       $316,450,035     $1,044,796
The Portfolios shares held
   Class A.............................................            --                --                 --         83,737
   Class B.............................................       696,815        21,398,628         25,173,690             --

                                                        AXA INTERNATIONAL AXA INTERNATIONAL
                                                          CORE MANAGED         MANAGED
                                                           VOLATILITY*       VOLATILITY*
                                                        ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $159,229,186       $8,447,192
Receivable for shares of the Portfolios sold...........             --               83
Receivable for policy-related transactions.............         19,573               --
                                                          ------------       ----------
   Total assets........................................    159,248,759        8,447,275
                                                          ------------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         19,573               --
Payable for policy-related transactions................             --               83
                                                          ------------       ----------
   Total liabilities...................................         19,573               83
                                                          ------------       ----------
NET ASSETS.............................................   $159,229,186       $8,447,192
                                                          ============       ==========

NET ASSETS:
Accumulation unit values...............................   $159,218,303       $8,445,988
Retained by AXA Equitable in Separate Account A........         10,883            1,204
                                                          ------------       ----------
TOTAL NET ASSETS.......................................   $159,229,186       $8,447,192
                                                          ============       ==========

Investments in shares of the Portfolios, at cost.......   $161,066,327       $9,340,781
The Portfolios shares held
   Class A.............................................             --               --
   Class B.............................................     17,450,218          727,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $180,173,574     $29,460,723   $652,082,312  $811,270,090
Receivable for shares of the Portfolios sold...........         12,810           5,260         56,350            --
Receivable for policy-related transactions.............             --              --             --        36,539
                                                          ------------     -----------   ------------  ------------
   Total assets........................................    180,186,384      29,465,983    652,138,662   811,306,629
                                                          ------------     -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              --             --        36,539
Payable for policy-related transactions................         12,810           5,260         56,350            --
                                                          ------------     -----------   ------------  ------------
   Total liabilities...................................         12,810           5,260         56,350        36,539
                                                          ------------     -----------   ------------  ------------
NET ASSETS.............................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

NET ASSETS:
Accumulation unit values...............................   $180,159,279     $29,443,321   $652,035,235  $807,583,685
Contracts in payout (annuitization) period.............             --              --             --     3,254,258
Retained by AXA Equitable in Separate Account A........         14,295          17,402         47,077       432,147
                                                          ------------     -----------   ------------  ------------
TOTAL NET ASSETS.......................................   $180,173,574     $29,460,723   $652,082,312  $811,270,090
                                                          ============     ===========   ============  ============

Investments in shares of the Portfolios, at cost.......   $175,854,568     $23,849,792   $427,772,523  $553,498,433
The Portfolios shares held
   Class A.............................................             --              --             --    48,113,080
   Class B.............................................     15,650,883       3,251,908     24,339,983     6,244,483

                                                         AXA MID CAP VALUE   AXA MODERATE
                                                        MANAGED VOLATILITY*  ALLOCATION*
                                                        ------------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $467,193,849     $1,613,650,791
Receivable for shares of the Portfolios sold...........              --                 --
Receivable for policy-related transactions.............           2,533            234,809
                                                           ------------     --------------
   Total assets........................................     467,196,382      1,613,885,600
                                                           ------------     --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           2,533            133,675
Payable for policy-related transactions................              --                 --
                                                           ------------     --------------
   Total liabilities...................................           2,533            133,675
                                                           ------------     --------------
NET ASSETS.............................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

NET ASSETS:
Accumulation unit values...............................    $467,179,337     $1,607,867,200
Contracts in payout (annuitization) period.............              --          5,824,709
Retained by AXA Equitable in Separate Account A........          14,512             60,016
                                                           ------------     --------------
TOTAL NET ASSETS.......................................    $467,193,849     $1,613,751,925
                                                           ============     ==============

Investments in shares of the Portfolios, at cost.......    $310,876,477     $1,724,929,761
The Portfolios shares held
   Class A.............................................              --         87,166,793
   Class B.............................................      31,961,344         33,254,430

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE                                 AXA/AB DYNAMIC
                                                           GROWTH    AXA MODERATE-PLUS AXA SMARTBETA    MODERATE
                                                         STRATEGY*      ALLOCATION*       EQUITY*       GROWTH*
                                                        ------------ ----------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $37,075,331   $1,044,178,213      $73,958     $14,424,481
Receivable for shares of the Portfolios sold...........          --               --           --              --
Receivable for policy-related transactions.............      39,994           93,929            7           5,931
                                                        -----------   --------------      -------     -----------
   Total assets........................................  37,115,325    1,044,272,142       73,965      14,430,412
                                                        -----------   --------------      -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      39,994           93,929            5           5,872
Payable for policy-related transactions................          --               --           --              --
                                                        -----------   --------------      -------     -----------
   Total liabilities...................................      39,994           93,929            5           5,872
                                                        -----------   --------------      -------     -----------
NET ASSETS............................................. $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

NET ASSETS:
Accumulation unit values............................... $37,072,680   $1,044,144,957      $73,960     $14,424,540
Contracts in payout (annuitization) period.............          --               --           --              --
Retained by AXA Equitable in Separate Account A........       2,651           33,256           --              --
                                                        -----------   --------------      -------     -----------
TOTAL NET ASSETS....................................... $37,075,331   $1,044,178,213      $73,960     $14,424,540
                                                        ===========   ==============      =======     ===========

Investments in shares of the Portfolios, at cost....... $38,013,643   $1,074,452,300      $75,973     $14,644,148
The Portfolios shares held
   Class A.............................................          --               --           --              --
   Class B.............................................   2,490,760      100,564,085        6,931       1,239,719

                                                                         AXA/DOUBLELINE
                                                        AXA/AB SMALL CAP  OPPORTUNISTIC
                                                            GROWTH*      CORE PLUS BOND*
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $333,718,204      $678,013
Receivable for shares of the Portfolios sold...........         23,968            --
Receivable for policy-related transactions.............             --         1,024
                                                          ------------      --------
   Total assets........................................    333,742,172       679,037
                                                          ------------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --         1,012
Payable for policy-related transactions................         23,968            --
                                                          ------------      --------
   Total liabilities...................................         23,968         1,012
                                                          ------------      --------
NET ASSETS.............................................   $333,718,204      $678,025
                                                          ============      ========

NET ASSETS:
Accumulation unit values...............................   $331,559,324      $678,025
Contracts in payout (annuitization) period.............      2,148,554            --
Retained by AXA Equitable in Separate Account A........         10,326            --
                                                          ------------      --------
TOTAL NET ASSETS.......................................   $333,718,204      $678,025
                                                          ============      ========

Investments in shares of the Portfolios, at cost.......   $338,682,780      $697,094
The Portfolios shares held
   Class A.............................................     16,165,178            --
   Class B.............................................      3,433,356        70,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/FRANKLIN     AXA/FRANKLIN
                                                          AXA/FRANKLIN     SMALL CAP       TEMPLETON
                                                        BALANCED MANAGED VALUE MANAGED ALLOCATION MANAGED   AXA/HORIZON
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     SMALL CAP VALUE*
                                                        ---------------- ------------- ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $87,442,450     $16,277,062     $69,225,031         $76,359
Receivable for shares of the Portfolios sold...........            --              --          14,749              --
Receivable for policy-related transactions.............         2,651           3,479              --              54
                                                          -----------     -----------     -----------         -------
   Total assets........................................    87,445,101      16,280,541      69,239,780          76,413
                                                          -----------     -----------     -----------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         2,651           3,479              --              53
Payable for policy-related transactions................            --              --          14,749              --
                                                          -----------     -----------     -----------         -------
   Total liabilities...................................         2,651           3,479          14,749              53
                                                          -----------     -----------     -----------         -------
NET ASSETS.............................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

NET ASSETS:
Accumulation unit values...............................   $87,421,836     $16,276,263     $69,206,090         $76,360
Retained by AXA Equitable in Separate Account A........        20,614             799          18,941              --
                                                          -----------     -----------     -----------         -------
TOTAL NET ASSETS.......................................   $87,442,450     $16,277,062     $69,225,031         $76,360
                                                          ===========     ===========     ===========         =======

Investments in shares of the Portfolios, at cost.......   $85,916,684     $14,558,379     $63,689,152         $83,063
The Portfolios shares held
   Class B.............................................     8,921,539       1,168,749       6,995,069           8,932

                                                                           AXA/MUTUAL
                                                          AXA/LOOMIS    LARGE CAP EQUITY
                                                        SAYLES GROWTH* MANAGED VOLATILITY*
                                                        -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $45,981,856       $25,867,071
Receivable for shares of the Portfolios sold...........        2,866             4,203
Receivable for policy-related transactions.............           --                --
                                                         -----------       -----------
   Total assets........................................   45,984,722        25,871,274
                                                         -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --                --
Payable for policy-related transactions................        2,866             4,203
                                                         -----------       -----------
   Total liabilities...................................        2,866             4,203
                                                         -----------       -----------
NET ASSETS.............................................  $45,981,856       $25,867,071
                                                         ===========       ===========

NET ASSETS:
Accumulation unit values...............................  $45,978,547       $25,858,718
Retained by AXA Equitable in Separate Account A........        3,309             8,353
                                                         -----------       -----------
TOTAL NET ASSETS.......................................  $45,981,856       $25,867,071
                                                         ===========       ===========

Investments in shares of the Portfolios, at cost.......  $47,784,472       $20,378,831
The Portfolios shares held
   Class B.............................................    7,322,384         2,082,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         AXA/TEMPLETON
                                                          AXA/PACIFIC    GLOBAL EQUITY   CHARTER/SM    CHARTER/SM   CHARTER/SM
                                                        GLOBAL SMALL CAP    MANAGED    /INTERNATIONAL /MULTI-SECTOR   /REAL
                                                             VALUE*       VOLATILITY*    MODERATE*        BOND*      ASSETS*
                                                        ---------------- ------------- -------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $121,096      $44,180,968     $23,012     $ 92,099,429   $12,648
Receivable for shares of the Portfolios sold...........           --               --          --            5,834        --
Receivable for policy-related transactions.............           49            9,745          --               --        17
                                                            --------      -----------     -------     ------------   -------
   Total assets........................................      121,145       44,190,713      23,012       92,105,263    12,665
                                                            --------      -----------     -------     ------------   -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           47            9,745          --               --        17
Payable for policy-related transactions................           --               --          --            5,834        --
                                                            --------      -----------     -------     ------------   -------
   Total liabilities...................................           47            9,745          --            5,834        17
                                                            --------      -----------     -------     ------------   -------
NET ASSETS.............................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

NET ASSETS:
Accumulation unit values...............................     $121,098      $44,161,755     $23,012     $ 91,653,484   $12,648
Contracts in payout (annuitization) period.............           --               --          --          318,712        --
Retained by AXA Equitable in Separate Account A........           --           19,213          --          127,233        --
                                                            --------      -----------     -------     ------------   -------
TOTAL NET ASSETS.......................................     $121,098      $44,180,968     $23,012     $ 92,099,429   $12,648
                                                            ========      ===========     =======     ============   =======

Investments in shares of the Portfolios, at cost.......     $138,010      $39,660,454     $23,984     $103,854,765   $13,152
The Portfolios shares held
   Class A.............................................           --               --          --       17,499,193        --
   Class B.............................................       16,913        3,950,565       2,599        7,035,691     1,539

                                                        CHARTER/SM
                                                        /SMALL CAP
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $40,574,884
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       4,596
                                                        -----------
   Total assets........................................  40,579,480
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       4,596
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       4,596
                                                        -----------
NET ASSETS............................................. $40,574,884
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $40,398,193
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........     176,691
                                                        -----------
TOTAL NET ASSETS....................................... $40,574,884
                                                        ===========

Investments in shares of the Portfolios, at cost....... $37,338,453
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   3,630,026

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM  EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                         /SMALL CAP  BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                           VALUE*      EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*
                                                        ------------ ------------ --------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
Receivable for shares of the Portfolios sold...........           --           --            --            --       134,774
Receivable for policy-related transactions.............       13,917       98,691        92,009        25,658            --
                                                        ------------ ------------  ------------   -----------  ------------
   Total assets........................................  101,929,608  648,817,728   102,335,900    43,242,298   193,756,000
                                                        ------------ ------------  ------------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       13,917       98,691        92,009        25,658            --
Payable for policy-related transactions................           --           --            --            --       134,774
                                                        ------------ ------------  ------------   -----------  ------------
   Total liabilities...................................       13,917       98,691        92,009        25,658       134,774
                                                        ------------ ------------  ------------   -----------  ------------
NET ASSETS............................................. $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

NET ASSETS:
Accumulation unit values............................... $101,764,686 $648,716,209  $102,238,939   $43,199,450  $193,582,979
Contracts in payout (annuitization) period.............           --           --            --            --            --
Retained by AXA Equitable in Separate Account A........      151,005        2,828         4,952        17,190        38,247
                                                        ------------ ------------  ------------   -----------  ------------
TOTAL NET ASSETS....................................... $101,915,691 $648,719,037  $102,243,891   $43,216,640  $193,621,226
                                                        ============ ============  ============   ===========  ============

Investments in shares of the Portfolios, at cost....... $ 88,104,037 $542,282,619  $111,122,166   $37,684,124  $123,140,188
The Portfolios shares held
   Class A.............................................           --           --            --            --            --
   Class B.............................................    7,699,149   32,512,481    17,593,226     3,950,115     9,177,786

                                                          EQ/COMMON
                                                            STOCK
                                                           INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,179,672,331
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............         37,568
                                                        --------------
   Total assets........................................  2,179,709,899
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         43,961
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................         43,961
                                                        --------------
NET ASSETS............................................. $2,179,665,938
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,166,756,381
Contracts in payout (annuitization) period.............     12,807,988
Retained by AXA Equitable in Separate Account A........        101,569
                                                        --------------
TOTAL NET ASSETS....................................... $2,179,665,938
                                                        ==============

Investments in shares of the Portfolios, at cost....... $1,559,766,669
The Portfolios shares held
   Class A.............................................     79,209,466
   Class B.............................................      5,054,506

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          EQ/CORE    EQ/EMERGING                   EQ/GAMCO      EQ/GAMCO
                                                           BOND        MARKETS    EQ/EQUITY 500   MERGERS AND  SMALL COMPANY
                                                          INDEX*     EQUITY PLUS*    INDEX*      ACQUISITIONS*    VALUE*
                                                        ------------ ------------ -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
Receivable for shares of the Portfolios sold...........      233,365          --          68,561       68,675            --
Receivable for policy-related transactions.............           --      43,465              --           --       201,524
                                                        ------------  ----------  --------------  -----------  ------------
   Total assets........................................  111,174,561   4,017,196   1,173,214,880   18,356,616   692,521,334
                                                        ------------  ----------  --------------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      43,465              --           --       201,524
Payable for policy-related transactions................      233,365          --          68,561       68,675            --
                                                        ------------  ----------  --------------  -----------  ------------
   Total liabilities...................................      233,365      43,465          68,561       68,675       201,524
                                                        ------------  ----------  --------------  -----------  ------------
NET ASSETS............................................. $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

NET ASSETS:
Accumulation unit values............................... $110,934,182  $3,973,727  $1,169,123,792  $18,277,330  $692,281,259
Contracts in payout (annuitization) period.............           --          --       3,816,320           --            --
Retained by AXA Equitable in Separate Account A........        7,014           4         206,207       10,611        38,551
                                                        ------------  ----------  --------------  -----------  ------------
TOTAL NET ASSETS....................................... $110,941,196  $3,973,731  $1,173,146,319  $18,287,941  $692,319,810
                                                        ============  ==========  ==============  ===========  ============

Investments in shares of the Portfolios, at cost....... $112,729,646  $4,854,393  $  925,680,552  $18,682,805  $675,828,226
The Portfolios shares held
   Class A.............................................           --          --      26,902,586           --            --
   Class B.............................................   11,225,878     540,077       7,150,160    1,452,701    14,031,279

                                                         EQ/GLOBAL
                                                           BOND
                                                           PLUS*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,634,025
Receivable for shares of the Portfolios sold...........      34,518
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  59,668,543
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      34,518
                                                        -----------
   Total liabilities...................................      34,518
                                                        -----------
NET ASSETS............................................. $59,634,025
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $59,622,385
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      11,640
                                                        -----------
TOTAL NET ASSETS....................................... $59,634,025
                                                        ===========

Investments in shares of the Portfolios, at cost....... $65,255,209
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   6,749,720

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/HIGH   EQ/INTERMEDIATE                                EQ/JPMORGAN
                                                          YIELD      GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE
                                                          BOND*         BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES*
                                                        ---------- --------------- ---------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $5,403,523   $60,771,026     $362,666,704   $109,974,344  $69,695,470
Receivable for shares of the Portfolios sold...........         --        27,728           34,486         22,523           --
Receivable for policy-related transactions.............      2,227            --               --             --       16,658
                                                        ----------   -----------     ------------   ------------  -----------
   Total assets........................................  5,405,750    60,798,754      362,701,190    109,996,867   69,712,128
                                                        ----------   -----------     ------------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      2,227            --               --             --       16,658
Payable for policy-related transactions................         --        27,665           34,486         22,523           --
                                                        ----------   -----------     ------------   ------------  -----------
   Total liabilities...................................      2,227        27,665           34,486         22,523       16,658
                                                        ----------   -----------     ------------   ------------  -----------
NET ASSETS............................................. $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

NET ASSETS:
Accumulation unit values............................... $5,403,493   $60,419,009     $361,290,936   $109,962,954  $69,658,974
Contracts in payout (annuitization) period.............         --       316,160        1,301,401             --           --
Retained by AXA Equitable in Separate Account A........         30        35,920           74,367         11,390       36,496
                                                        ----------   -----------     ------------   ------------  -----------
TOTAL NET ASSETS....................................... $5,403,523   $60,771,089     $362,666,704   $109,974,344  $69,695,470
                                                        ==========   ===========     ============   ============  ===========

Investments in shares of the Portfolios, at cost....... $6,049,531   $60,104,372     $401,911,853   $106,992,018  $58,234,405
The Portfolios shares held
   Class A.............................................         --     4,562,843       38,880,611             --           --
   Class B.............................................    601,378     1,358,107        4,279,340      7,968,657    4,512,766

                                                        EQ/LARGE CAP
                                                           GROWTH
                                                           INDEX*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $198,425,936
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............      124,194
                                                        ------------
   Total assets........................................  198,550,130
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      124,194
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................      124,194
                                                        ------------
NET ASSETS............................................. $198,425,936
                                                        ============

NET ASSETS:
Accumulation unit values............................... $198,419,101
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........        6,835
                                                        ------------
TOTAL NET ASSETS....................................... $198,425,936
                                                        ============

Investments in shares of the Portfolios, at cost....... $189,413,586
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................   17,256,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/LARGE      EQ/MFS                                 EQ/MORGAN
                                                         CAP VALUE  INTERNATIONAL  EQ/MID CAP   EQ/MONEY   STANLEY MID CAP
                                                          INDEX*       GROWTH*       INDEX*     MARKET*        GROWTH*
                                                        ----------- ------------- ------------ ----------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $63,568,655 $ 97,854,767  $453,039,595 $72,549,080  $269,875,460
Receivable for shares of the Portfolios sold...........          --       61,282            --          --            --
Receivable for policy-related transactions.............       1,990           --        67,991     370,568        64,488
                                                        ----------- ------------  ------------ -----------  ------------
   Total assets........................................  63,570,645   97,916,049   453,107,586  72,919,648   269,939,948
                                                        ----------- ------------  ------------ -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,990           --        67,991     370,570        64,488
Payable for policy-related transactions................          --       61,282            --          --            --
                                                        ----------- ------------  ------------ -----------  ------------
   Total liabilities...................................       1,990       61,282        67,991     370,570        64,488
                                                        ----------- ------------  ------------ -----------  ------------
NET ASSETS............................................. $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

NET ASSETS:
Accumulation unit values............................... $63,564,771 $ 97,843,162  $453,030,711 $71,780,752  $269,874,985
Contracts in payout (annuitization) period.............          --           --            --     336,833            --
Retained by AXA Equitable in Separate Account A........       3,884       11,605         8,884     431,493           475
                                                        ----------- ------------  ------------ -----------  ------------
TOTAL NET ASSETS....................................... $63,568,655 $ 97,854,767  $453,039,595 $72,549,078  $269,875,460
                                                        =========== ============  ============ ===========  ============

Investments in shares of the Portfolios, at cost....... $59,452,522 $101,180,564  $337,390,196 $72,558,711  $291,084,936
The Portfolios shares held
   Class A.............................................          --           --            --  44,503,977            --
   Class B.............................................   8,213,076   14,979,615    35,422,516  28,023,148    16,618,461

                                                        EQ/OPPENHEIMER
                                                           GLOBAL*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $121,247,181
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............        53,914
                                                         ------------
   Total assets........................................   121,301,095
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        53,914
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................        53,914
                                                         ------------
NET ASSETS.............................................  $121,247,181
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $121,242,579
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         4,602
                                                         ------------
TOTAL NET ASSETS.......................................  $121,247,181
                                                         ============

Investments in shares of the Portfolios, at cost.......  $109,313,977
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................     8,236,250

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         EQ/PIMCO    EQ/PIMCO                 EQ/SMALL    EQ/T. ROWE    EQ/UBS
                                                        GLOBAL REAL ULTRA SHORT EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &
                                                          RETURN*      BOND*    BOND PLUS*     INDEX*       STOCK*     INCOME*
                                                        ----------- ----------- ----------- ------------ ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
Receivable for shares of the Portfolios sold...........          --          --          --           --           --      45,273
Receivable for policy-related transactions.............       5,476      36,823      21,710       15,185      280,762          --
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total assets........................................  17,173,178  89,125,715  91,806,055  235,693,050  409,603,925  34,351,029
                                                        ----------- ----------- ----------- ------------ ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,476      36,823      21,710       15,185      280,762          --
Payable for policy-related transactions................          --          --          --           --           --      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
   Total liabilities...................................       5,476      36,823      21,710       15,185      280,762      45,273
                                                        ----------- ----------- ----------- ------------ ------------ -----------
NET ASSETS............................................. $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

NET ASSETS:
Accumulation unit values............................... $17,167,665 $89,080,185 $91,123,154 $235,560,067 $409,318,513 $34,303,625
Contracts in payout (annuitization) period.............          --          --     541,601           --           --          --
Retained by AXA Equitable in Separate Account A........          37       8,707     119,590      117,798        4,650       2,131
                                                        ----------- ----------- ----------- ------------ ------------ -----------
TOTAL NET ASSETS....................................... $17,167,702 $89,088,892 $91,784,345 $235,677,865 $409,323,163 $34,305,756
                                                        =========== =========== =========== ============ ============ ===========

Investments in shares of the Portfolios, at cost....... $18,007,907 $90,540,826 $97,475,187 $248,915,159 $315,627,943 $36,957,197
The Portfolios shares held
   Class A.............................................          --      10,733   8,253,764           --           --          --
   Class B.............................................   1,853,968   9,089,856   2,598,565   23,308,487   10,724,339   4,106,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/WELLS FARGO FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                            OMEGA       CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                           GROWTH*        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $177,342,681   $311,229,563     $7,682,971      $29,387,656
Receivable for shares of the Portfolios sold...........       201,876             --             --               --
Receivable for policy-related transactions.............            --        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
   Total assets........................................   177,544,557    311,351,506      7,690,395       29,413,755
                                                         ------------   ------------     ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --        121,943          7,424           26,099
Payable for policy-related transactions................       201,876             --             --               --
                                                         ------------   ------------     ----------      -----------
   Total liabilities...................................       201,876        121,943          7,424           26,099
                                                         ------------   ------------     ----------      -----------
NET ASSETS.............................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

NET ASSETS:
Accumulation unit values...............................  $177,302,477   $311,215,197     $7,680,712      $29,387,132
Retained by AXA Equitable in Separate Account A........        40,204         14,366          2,259              524
                                                         ------------   ------------     ----------      -----------
TOTAL NET ASSETS.......................................  $177,342,681   $311,229,563     $7,682,971      $29,387,656
                                                         ============   ============     ==========      ===========

Investments in shares of the Portfolios, at cost.......  $198,957,907   $295,418,883     $8,592,952      $31,450,266
The Portfolios shares held
   Class B.............................................    17,008,285             --             --               --
   Series II...........................................            --             --             --               --
   Service Class 2.....................................            --      9,357,473        383,382          923,269
   Service Shares......................................            --             --             --               --

                                                                      INVESCO V.I.
                                                        GOLDMAN SACHS DIVERSIFIED
                                                         VIT MID CAP    DIVIDEND
                                                         VALUE FUND       FUND
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $43,663,799  $12,045,816
Receivable for shares of the Portfolios sold...........           --           --
Receivable for policy-related transactions.............       25,118       11,377
                                                         -----------  -----------
   Total assets........................................   43,688,917   12,057,193
                                                         -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       25,118       11,377
Payable for policy-related transactions................           --           --
                                                         -----------  -----------
   Total liabilities...................................       25,118       11,377
                                                         -----------  -----------
NET ASSETS.............................................  $43,663,799  $12,045,816
                                                         ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $43,663,471  $12,045,656
Retained by AXA Equitable in Separate Account A........          328          160
                                                         -----------  -----------
TOTAL NET ASSETS.......................................  $43,663,799  $12,045,816
                                                         ===========  ===========

Investments in shares of the Portfolios, at cost.......  $53,708,053  $11,649,954
The Portfolios shares held
   Class B.............................................           --           --
   Series II...........................................           --      520,113
   Service Class 2.....................................           --           --
   Service Shares......................................    3,009,221           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                        GLOBAL REAL      HIGH     INTERNATIONAL MID CAP CORE  SMALL CAP
                                                        ESTATE FUND   YIELD FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                        ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
Receivable for shares of the Portfolios sold...........       9,237           --        40,979           --           --
Receivable for policy-related transactions.............          --        3,018            --        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
   Total assets........................................  71,375,265   28,357,622    53,328,388   14,801,674    8,736,464
                                                        -----------  -----------   -----------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --        3,018            --        5,540        1,546
Payable for policy-related transactions................       9,237           --        40,979           --           --
                                                        -----------  -----------   -----------  -----------  -----------
   Total liabilities...................................       9,237        3,018        40,979        5,540        1,546
                                                        -----------  -----------   -----------  -----------  -----------
NET ASSETS............................................. $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

NET ASSETS:
Accumulation unit values............................... $71,363,590  $28,354,549   $53,287,167  $14,794,412  $ 8,732,203
Retained by AXA Equitable in Separate Account A........       2,438           55           242        1,722        2,715
                                                        -----------  -----------   -----------  -----------  -----------
TOTAL NET ASSETS....................................... $71,366,028  $28,354,604   $53,287,409  $14,796,134  $ 8,734,918
                                                        ===========  ===========   ===========  ===========  ===========

Investments in shares of the Portfolios, at cost....... $72,814,952  $31,622,582   $54,244,876  $16,871,526  $10,704,620
The Portfolios shares held
   Common Shares.......................................          --           --            --           --           --
   Series II...........................................   4,485,608    5,637,098     1,612,815    1,242,329      515,031

                                                         IVY FUNDS
                                                            VIP
                                                          ENERGY
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $39,274,707
Receivable for shares of the Portfolios sold...........      27,093
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  39,301,800
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      26,936
                                                        -----------
   Total liabilities...................................      26,936
                                                        -----------
NET ASSETS............................................. $39,274,864
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $39,274,864
Retained by AXA Equitable in Separate Account A........          --
                                                        -----------
TOTAL NET ASSETS....................................... $39,274,864
                                                        ===========

Investments in shares of the Portfolios, at cost....... $53,698,947
The Portfolios shares held
   Common Shares.......................................   7,792,137
   Series II...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                    LAZARD
                                                         IVY FUNDS    IVY FUNDS    IVY FUNDS      RETIREMENT        MFS(R)
                                                         VIP HIGH    VIP MID CAP VIP SMALL CAP EMERGING MARKETS  INTERNATIONAL
                                                          INCOME       GROWTH       GROWTH     EQUITY PORTFOLIO VALUE PORTFOLIO
                                                        ------------ ----------- ------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $162,879,239 $88,710,649  $19,871,368    $126,884,845    $230,013,509
Receivable for shares of the Portfolios sold...........       70,245      13,962           --              --              --
Receivable for policy-related transactions.............           --          --       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
   Total assets........................................  162,949,484  88,724,611   19,901,721     126,971,842     230,101,614
                                                        ------------ -----------  -----------    ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --          --       30,353          86,997          88,105
Payable for policy-related transactions................       68,632      13,962           --              --              --
                                                        ------------ -----------  -----------    ------------    ------------
   Total liabilities...................................       68,632      13,962       30,353          86,997          88,105
                                                        ------------ -----------  -----------    ------------    ------------
NET ASSETS............................................. $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

NET ASSETS:
Accumulation unit values............................... $162,880,852 $88,706,631  $19,868,758    $126,865,483    $230,009,252
Retained by AXA Equitable in Separate Account A........           --       4,018        2,610          19,362           4,257
                                                        ------------ -----------  -----------    ------------    ------------
TOTAL NET ASSETS....................................... $162,880,852 $88,710,649  $19,871,368    $126,884,845    $230,013,509
                                                        ============ ===========  ===========    ============    ============

Investments in shares of the Portfolios, at cost....... $188,012,809 $95,480,331  $21,899,673    $166,478,655    $220,538,215
The Portfolios shares held
   Common Shares.......................................   48,601,808   9,415,367    1,873,809              --              --
   Service Class.......................................           --          --           --              --      10,393,742
   Service Shares......................................           --          --           --       8,081,837              --

                                                           MFS(R)
                                                         INVESTORS
                                                        TRUST SERIES
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,058,482
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       5,236
                                                        -----------
   Total assets........................................  12,063,718
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,236
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       5,236
                                                        -----------
NET ASSETS............................................. $12,058,482
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $12,058,292
Retained by AXA Equitable in Separate Account A........         190
                                                        -----------
TOTAL NET ASSETS....................................... $12,058,482
                                                        ===========

Investments in shares of the Portfolios, at cost....... $12,423,303
The Portfolios shares held
   Common Shares.......................................          --
   Service Class.......................................     458,497
   Service Shares......................................          --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)      MFS(R)     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY   UTILITIES    AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO     SERIES       EQUITY*     CORE BOND*
                                                        ------------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $10,567,794  $57,344,737 $ 86,414,399 $598,603,097 $120,439,862
Receivable for shares of the Portfolios sold...........           --           --           --           --           --
Receivable for policy-related transactions.............        8,608      118,840       12,000      311,769      576,521
                                                         -----------  ----------- ------------ ------------ ------------
   Total assets........................................   10,576,402   57,463,577   86,426,399  598,914,866  121,016,383
                                                         -----------  ----------- ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        8,608      118,840       12,000      237,789      576,521
Payable for policy-related transactions................           --           --           --           --           --
                                                         -----------  ----------- ------------ ------------ ------------
   Total liabilities...................................        8,608      118,840       12,000      237,789      576,521
                                                         -----------  ----------- ------------ ------------ ------------
NET ASSETS.............................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

NET ASSETS:
Accumulation unit values...............................  $10,567,651  $57,341,078 $ 86,413,907 $597,677,716 $120,425,197
Contracts in payout (annuitization) period.............           --           --           --      999,361           --
Retained by AXA Equitable in Separate Account A........          143        3,659          492           --       14,665
                                                         -----------  ----------- ------------ ------------ ------------
TOTAL NET ASSETS.......................................  $10,567,794  $57,344,737 $ 86,414,399 $598,677,077 $120,439,862
                                                         ===========  =========== ============ ============ ============

Investments in shares of the Portfolios, at cost.......  $11,328,068  $52,370,113 $109,224,491 $400,060,447 $125,864,230
The Portfolios shares held
   Class A.............................................           --           --           --   12,515,936           --
   Class B.............................................           --           --           --      538,871   12,341,825
   Service Class.......................................      651,529    4,798,723    3,435,960           --           --


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,946,724
Receivable for shares of the Portfolios sold...........       2,213
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  72,948,937
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,213
                                                        -----------
   Total liabilities...................................       2,213
                                                        -----------
NET ASSETS............................................. $72,946,724
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $72,927,707
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      19,017
                                                        -----------
TOTAL NET ASSETS....................................... $72,946,724
                                                        ===========

Investments in shares of the Portfolios, at cost....... $83,994,839
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   9,031,092
   Service Class.......................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                    OPPENHEIMER         PIMCO
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET COMMODITYREALRETURN(R)
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    STRATEGY PORTFOLIO
                                                        -------------- ------------ ----------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $53,687,366   $148,779,243 $2,773,168        $5,192,221
Receivable for shares of the Portfolios sold...........           20             --         --                --
Receivable for policy-related transactions.............           --        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
   Total assets........................................   53,687,386    149,093,276  2,773,896         5,196,364
                                                         -----------   ------------ ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        314,033        728             4,143
Payable for policy-related transactions................           20             --         --                --
                                                         -----------   ------------ ----------        ----------
   Total liabilities...................................           20        314,033        728             4,143
                                                         -----------   ------------ ----------        ----------
NET ASSETS.............................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

NET ASSETS:
Accumulation unit values...............................  $53,666,231   $148,717,222 $2,772,821        $5,188,130
Retained by AXA Equitable in Separate Account A........       21,135         62,021        347             4,091
                                                         -----------   ------------ ----------        ----------
TOTAL NET ASSETS.......................................  $53,687,366   $148,779,243 $2,773,168        $5,192,221
                                                         ===========   ============ ==========        ==========

Investments in shares of the Portfolios, at cost.......  $43,628,812   $132,887,019 $2,871,329        $8,155,084
The Portfolios shares held
   Advisor Class.......................................           --             --         --           742,807
   Class B.............................................    4,130,884      7,625,445         --                --
   Service Class.......................................           --             --     95,693                --

                                                        TARGET 2015 TARGET 2025
                                                        ALLOCATION* ALLOCATION*
                                                        ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $22,956,812 $53,746,972
Receivable for shares of the Portfolios sold...........      16,991       8,449
Receivable for policy-related transactions.............          --          --
                                                        ----------- -----------
   Total assets........................................  22,973,803  53,755,421
                                                        ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --
Payable for policy-related transactions................      16,991       8,449
                                                        ----------- -----------
   Total liabilities...................................      16,991       8,449
                                                        ----------- -----------
NET ASSETS............................................. $22,956,812 $53,746,972
                                                        =========== ===========

NET ASSETS:
Accumulation unit values............................... $22,954,472 $53,744,712
Retained by AXA Equitable in Separate Account A........       2,340       2,260
                                                        ----------- -----------
TOTAL NET ASSETS....................................... $22,956,812 $53,746,972
                                                        =========== ===========

Investments in shares of the Portfolios, at cost....... $25,441,435 $55,767,914
The Portfolios shares held
   Advisor Class.......................................          --          --
   Class B.............................................   2,710,176   5,707,511
   Service Class.......................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                               TEMPLETON    VAN ECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND VIP GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*      FUND       ASSETS FUND
                                                        ----------- ----------- ----------- --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $51,706,880 $43,122,855  $538,114     $47,350,857   $15,257,397
Receivable for policy-related transactions.............      13,011      11,544     2,482          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total assets........................................  51,719,891  43,134,399   540,596      47,391,135    15,297,583
                                                        ----------- -----------  --------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
   Total liabilities...................................      13,011      11,544     2,475          40,278        40,186
                                                        ----------- -----------  --------     -----------   -----------
NET ASSETS............................................. $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $51,693,298 $43,122,183  $538,121     $47,350,844   $15,252,780
Retained by AXA Equitable in Separate Account A........      13,582         672        --              13         4,617
                                                        ----------- -----------  --------     -----------   -----------
TOTAL NET ASSETS....................................... $51,706,880 $43,122,855  $538,121     $47,350,857   $15,257,397
                                                        =========== ===========  ========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $52,848,924 $44,069,670  $557,476     $53,688,275   $24,664,723
The Portfolios shares held
   Class B.............................................   5,410,637   4,579,538    58,249              --            --
   Class 2.............................................          --          --        --       2,996,890            --
   Class S Shares......................................          --          --        --              --       933,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................  0.50%         B          $104.72         2
ALL ASSET AGGRESSIVE-ALT 25.......................  0.70%         B          $104.17        --
ALL ASSET AGGRESSIVE-ALT 25.......................  0.90%         B          $103.61         4
ALL ASSET AGGRESSIVE-ALT 25.......................  0.95%         B          $103.48        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.00%         B          $103.34        --
ALL ASSET AGGRESSIVE-ALT 25.......................  1.10%         B          $103.06         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.20%         B          $102.79        43
ALL ASSET AGGRESSIVE-ALT 25.......................  1.25%         B          $102.65         1
ALL ASSET AGGRESSIVE-ALT 25.......................  1.34%         B          $102.40        27

ALL ASSET GROWTH-ALT 20...........................  0.50%         B          $141.73        --
ALL ASSET GROWTH-ALT 20...........................  0.70%         B          $139.95        --
ALL ASSET GROWTH-ALT 20...........................  0.90%         B          $138.18        12
ALL ASSET GROWTH-ALT 20...........................  0.95%         B          $137.74         7
ALL ASSET GROWTH-ALT 20...........................  1.00%         B          $137.30         3
ALL ASSET GROWTH-ALT 20...........................  1.10%         B          $136.43         8
ALL ASSET GROWTH-ALT 20...........................  1.20%         B          $135.56       190
ALL ASSET GROWTH-ALT 20...........................  1.25%         B          $135.13        15
ALL ASSET GROWTH-ALT 20...........................  1.34%         B          $134.36       156
ALL ASSET GROWTH-ALT 20...........................  1.45%         B          $133.41        --

ALL ASSET MODERATE GROWTH-ALT 15..................  0.50%         B          $102.12        --
ALL ASSET MODERATE GROWTH-ALT 15..................  0.90%         B          $101.03         1
ALL ASSET MODERATE GROWTH-ALT 15..................  0.95%         B          $100.90         1
ALL ASSET MODERATE GROWTH-ALT 15..................  1.00%         B          $100.76        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.10%         B          $100.49        --
ALL ASSET MODERATE GROWTH-ALT 15..................  1.20%         B          $100.23        27
ALL ASSET MODERATE GROWTH-ALT 15..................  1.25%         B          $100.09         6
ALL ASSET MODERATE GROWTH-ALT 15..................  1.34%         B          $ 99.85        19

AMERICAN CENTURY VP MID CAP VALUE FUND............  0.50%      CLASS II      $177.64         5
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.70%      CLASS II      $175.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.80%      CLASS II      $174.61        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  0.90%      CLASS II      $173.61         1
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.00%      CLASS II      $172.62        --
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.10%      CLASS II      $171.63         2
AMERICAN CENTURY VP MID CAP VALUE FUND............  1.20%      CLASS II      $170.64       137

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.50%      CLASS 4       $100.64        10
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.70%      CLASS 4       $100.10         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.80%      CLASS 4       $ 99.83        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.90%      CLASS 4       $ 99.57        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  0.95%      CLASS 4       $ 99.44        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.00%      CLASS 4       $ 99.30        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.10%      CLASS 4       $ 99.04        11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.20%      CLASS 4       $ 98.77        98
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.25%      CLASS 4       $ 98.64        45
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.34%      CLASS 4       $ 98.40        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..  1.45%      CLASS 4       $ 98.11        --

AXA 400 MANAGED VOLATILITY........................  0.40%         B          $143.95         2
AXA 400 MANAGED VOLATILITY........................  0.50%         B          $154.19        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY........................  0.70%          B         $171.87         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $150.69         --
AXA 400 MANAGED VOLATILITY........................  0.90%          B         $170.04          1
AXA 400 MANAGED VOLATILITY........................  0.95%          B         $169.58         --
AXA 400 MANAGED VOLATILITY........................  1.10%          B         $148.97          1
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $148.11         20
AXA 400 MANAGED VOLATILITY........................  1.20%          B         $167.31         --
AXA 400 MANAGED VOLATILITY........................  1.25%          B         $166.86          2
AXA 400 MANAGED VOLATILITY........................  1.34%          B         $166.05         19

AXA 500 MANAGED VOLATILITY........................  0.50%          B         $165.27         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $163.38         --
AXA 500 MANAGED VOLATILITY........................  0.70%          B         $182.46         --
AXA 500 MANAGED VOLATILITY........................  0.80%          B         $162.45         --
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $161.52          2
AXA 500 MANAGED VOLATILITY........................  0.90%          B         $180.51          2
AXA 500 MANAGED VOLATILITY........................  0.95%          B         $180.03          1
AXA 500 MANAGED VOLATILITY........................  1.10%          B         $159.67          2
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $158.75         41
AXA 500 MANAGED VOLATILITY........................  1.20%          B         $177.62          2
AXA 500 MANAGED VOLATILITY........................  1.25%          B         $177.14          6
AXA 500 MANAGED VOLATILITY........................  1.34%          B         $176.28         31

AXA 2000 MANAGED VOLATILITY.......................  0.50%          B         $144.00          1
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $142.35         --
AXA 2000 MANAGED VOLATILITY.......................  0.70%          B         $167.77         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $140.73         --
AXA 2000 MANAGED VOLATILITY.......................  0.90%          B         $165.98          1
AXA 2000 MANAGED VOLATILITY.......................  0.95%          B         $165.53         --
AXA 2000 MANAGED VOLATILITY.......................  1.10%          B         $139.12          1
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $138.32         12
AXA 2000 MANAGED VOLATILITY.......................  1.20%          B         $163.31         --
AXA 2000 MANAGED VOLATILITY.......................  1.25%          B         $162.88          1
AXA 2000 MANAGED VOLATILITY.......................  1.34%          B         $162.09         10

AXA AGGRESSIVE ALLOCATION.........................  0.50%          B         $187.23          6
AXA AGGRESSIVE ALLOCATION.........................  0.70%          B         $182.67          9
AXA AGGRESSIVE ALLOCATION.........................  0.80%          B         $220.82         --
AXA AGGRESSIVE ALLOCATION.........................  0.90%          B         $178.21        301
AXA AGGRESSIVE ALLOCATION.........................  0.95%          B         $177.12         86
AXA AGGRESSIVE ALLOCATION.........................  1.00%          B         $176.03          3
AXA AGGRESSIVE ALLOCATION.........................  1.10%          B         $173.86        108
AXA AGGRESSIVE ALLOCATION.........................  1.20%          B         $171.71        879
AXA AGGRESSIVE ALLOCATION.........................  1.25%          B         $105.57         53
AXA AGGRESSIVE ALLOCATION.........................  1.30%          B         $118.74         16
AXA AGGRESSIVE ALLOCATION.........................  1.34%          B         $168.76      1,884
AXA AGGRESSIVE ALLOCATION.........................  1.35%          B         $168.55          1
AXA AGGRESSIVE ALLOCATION.........................  1.45%          B         $166.47          1

AXA BALANCED STRATEGY.............................  1.25%          A         $131.44          1
AXA BALANCED STRATEGY.............................  0.50%          B         $120.58          5
AXA BALANCED STRATEGY.............................  0.70%          B         $119.69         --
AXA BALANCED STRATEGY.............................  0.90%          B         $118.82          6
AXA BALANCED STRATEGY.............................  0.95%          B         $118.60          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA BALANCED STRATEGY.............................  1.00%          B         $118.38        --
AXA BALANCED STRATEGY.............................  1.10%          B         $117.95         2
AXA BALANCED STRATEGY.............................  1.20%          B         $117.51        45
AXA BALANCED STRATEGY.............................  1.25%          B         $117.30        35
AXA BALANCED STRATEGY.............................  1.25%          B         $140.77       103
AXA BALANCED STRATEGY.............................  1.30%          B         $140.31       530
AXA BALANCED STRATEGY.............................  1.34%          B         $116.91        73
AXA BALANCED STRATEGY.............................  1.45%          B         $116.43         1

AXA CONSERVATIVE ALLOCATION.......................  0.50%          B         $140.60         5
AXA CONSERVATIVE ALLOCATION.......................  0.70%          B         $137.17         2
AXA CONSERVATIVE ALLOCATION.......................  0.90%          B         $133.82        58
AXA CONSERVATIVE ALLOCATION.......................  0.95%          B         $133.00        49
AXA CONSERVATIVE ALLOCATION.......................  1.00%          B         $132.18        --
AXA CONSERVATIVE ALLOCATION.......................  1.10%          B         $130.56        40
AXA CONSERVATIVE ALLOCATION.......................  1.20%          B         $128.94       223
AXA CONSERVATIVE ALLOCATION.......................  1.25%          B         $110.94       195
AXA CONSERVATIVE ALLOCATION.......................  1.30%          B         $114.03        16
AXA CONSERVATIVE ALLOCATION.......................  1.34%          B         $126.73       324
AXA CONSERVATIVE ALLOCATION.......................  1.35%          B         $126.57        --
AXA CONSERVATIVE ALLOCATION.......................  1.45%          B         $125.00        --

AXA CONSERVATIVE GROWTH STRATEGY..................  0.50%          B         $116.09         1
AXA CONSERVATIVE GROWTH STRATEGY..................  0.70%          B         $115.24        --
AXA CONSERVATIVE GROWTH STRATEGY..................  0.90%          B         $114.40         2
AXA CONSERVATIVE GROWTH STRATEGY..................  0.95%          B         $114.19         2
AXA CONSERVATIVE GROWTH STRATEGY..................  1.00%          B         $113.98        --
AXA CONSERVATIVE GROWTH STRATEGY..................  1.10%          B         $113.56         3
AXA CONSERVATIVE GROWTH STRATEGY..................  1.20%          B         $113.14        29
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $112.93        42
AXA CONSERVATIVE GROWTH STRATEGY..................  1.25%          B         $133.50        24
AXA CONSERVATIVE GROWTH STRATEGY..................  1.30%          B         $133.06        52
AXA CONSERVATIVE GROWTH STRATEGY..................  1.34%          B         $112.56        26

AXA CONSERVATIVE STRATEGY.........................  0.50%          B         $107.30         2
AXA CONSERVATIVE STRATEGY.........................  0.70%          B         $106.51        --
AXA CONSERVATIVE STRATEGY.........................  0.90%          B         $105.73         1
AXA CONSERVATIVE STRATEGY.........................  0.95%          B         $105.54         3
AXA CONSERVATIVE STRATEGY.........................  1.10%          B         $104.96         1
AXA CONSERVATIVE STRATEGY.........................  1.20%          B         $104.57        12
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $104.38         8
AXA CONSERVATIVE STRATEGY.........................  1.25%          B         $118.04         7
AXA CONSERVATIVE STRATEGY.........................  1.30%          B         $117.66        24
AXA CONSERVATIVE STRATEGY.........................  1.34%          B         $104.03        16

AXA CONSERVATIVE-PLUS ALLOCATION..................  0.50%          B         $151.92        20
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.70%          B         $148.22         4
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.80%          B         $154.35        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.90%          B         $144.61       113
AXA CONSERVATIVE-PLUS ALLOCATION..................  0.95%          B         $143.72        36
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.00%          B         $142.83        --
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.10%          B         $141.07        47
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.20%          B         $139.33       492
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.25%          B         $110.49       140

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.30%          B         $116.31         17
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.34%          B         $136.94        619
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.35%          B         $136.76          1
AXA CONSERVATIVE-PLUS ALLOCATION..................  1.45%          B         $135.07         --

AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.50%          B         $290.21          1
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $215.78         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.70%          B         $352.65          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.80%          B         $217.44         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $340.45         35
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.90%          B         $403.82          6
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  0.95%          B         $297.56         40
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.00%          B         $334.51         --
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.10%          B         $328.65         11
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $304.90        152
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.20%          B         $322.87         42
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.25%          B         $ 92.03         81
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.30%          B         $125.82          4
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $208.84      1,226
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.34%          B         $337.77         21
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.35%          B         $314.42          3
AXA GLOBAL EQUITY MANAGED VOLATILITY..............  1.45%          B         $291.72          1

AXA GROWTH STRATEGY...............................  1.10%          A         $145.70          6
AXA GROWTH STRATEGY...............................  1.25%          A         $144.31          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.40%          B         $ 87.37          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.50%          B         $116.27          1
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.70%          B         $127.01          5
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.80%          B         $172.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.90%          B         $122.89         49
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  0.95%          B         $149.73         43
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.00%          B         $120.88         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.10%          B         $118.89         16
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.20%          B         $116.93        308
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.25%          B         $ 76.57         35
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.30%          B         $ 88.62          4
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.34%          B         $114.26        918
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........  1.45%          B         $139.43         --

AXA INTERNATIONAL MANAGED VOLATILITY..............  0.50%          B         $110.49         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.70%          B         $116.76         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $107.98         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.90%          B         $115.51          3
AXA INTERNATIONAL MANAGED VOLATILITY..............  0.95%          B         $115.20          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.10%          B         $106.75          1
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $106.13         37
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.20%          B         $113.66         --
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.25%          B         $113.36          4
AXA INTERNATIONAL MANAGED VOLATILITY..............  1.34%          B         $112.81         31

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.40%          B         $115.99         39
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.50%          B         $116.48          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.70%          B         $140.10          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $174.87         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $135.56         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.95%          B         $134.44         54
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.00%          B         $133.34         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.10%          B         $131.15         10
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.20%          B         $128.99        108
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.25%          B         $ 74.04         25
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.30%          B         $ 85.40          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.34%          B         $126.04      1,134
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.35%          B         $125.82          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  1.45%          B         $135.50          1

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.50%          B         $150.54          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.70%          B         $154.78         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $149.76          6
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.95%          B         $148.53         10
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.00%          B         $147.31         --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.10%          B         $144.89          2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.20%          B         $142.50         34
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.25%          B         $127.28          4
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.30%          B         $138.97          1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.34%          B         $139.24        152
AXA LARGE CAP CORE MANAGED VOLATILITY.............  1.45%          B         $136.72         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.50%          B         $109.05          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.70%          B         $189.35         12
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $280.22         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $163.67         24
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $182.80         74
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.95%          B         $153.89        138
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.00%          B         $179.61          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.10%          B         $176.46         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $166.48        282
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.20%          B         $173.36         39
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.25%          B         $152.36         20
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.30%          B         $175.08          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.34%          B         $252.79      2,165
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.35%          B         $168.82          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  1.45%          B         $159.28          5

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.70%          A         $163.67         13
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $158.36         53
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          A         $150.69         42
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.34%          A         $147.24      4,721
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.35%          A         $147.00         14
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.45%          A         $154.65          5
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.40%          B         $145.41         25
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.50%          B         $179.95          4
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          B         $256.11         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $156.31         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.95%          B         $164.42        155
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.00%          B         $155.78         --
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $151.23          9
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.10%          B         $153.22         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $148.74        357
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.20%          B         $150.69          1
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.25%          B         $ 96.97         29
AXA LARGE CAP VALUE MANAGED VOLATILITY............  1.30%          B         $106.74         10

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.50%          B         $265.50          2
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.70%          B         $208.89          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          B         $301.88         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $201.66         33
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          B         $249.56         11
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.95%          B         $252.68         64
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.00%          B         $198.14         --
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.10%          B         $194.67         10
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $190.66        191
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.20%          B         $191.25         22
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.25%          B         $121.94         23
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.30%          B         $139.56          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.34%          B         $235.40      1,667
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.35%          B         $186.24          6
AXA MID CAP VALUE MANAGED VOLATILITY..............  1.45%          B         $182.41          1

AXA MODERATE ALLOCATION...........................  0.70%          A         $201.82         16
AXA MODERATE ALLOCATION+..........................  0.70%          A         $201.97          1
AXA MODERATE ALLOCATION...........................  0.90%          A         $238.35        245
AXA MODERATE ALLOCATION+..........................  0.90%          A         $239.50         28
AXA MODERATE ALLOCATION...........................  1.20%          A         $207.66         51
AXA MODERATE ALLOCATION+..........................  1.34%          A         $ 75.39     11,567
AXA MODERATE ALLOCATION...........................  1.35%          A         $242.16        863
AXA MODERATE ALLOCATION...........................  1.35%          A         $243.70         17
AXA MODERATE ALLOCATION...........................  1.45%          A         $154.60          3
AXA MODERATE ALLOCATION...........................  0.40%          B         $116.89         30
AXA MODERATE ALLOCATION...........................  0.50%          B         $145.87         93
AXA MODERATE ALLOCATION...........................  0.80%          B         $164.62         --
AXA MODERATE ALLOCATION+..........................  0.90%          B         $150.73         12
AXA MODERATE ALLOCATION...........................  0.90%          B         $166.95         77
AXA MODERATE ALLOCATION...........................  0.95%          B         $148.79        161
AXA MODERATE ALLOCATION...........................  1.00%          B         $163.92          4
AXA MODERATE ALLOCATION...........................  1.10%          B         $145.15        216
AXA MODERATE ALLOCATION...........................  1.20%          B         $156.23      1,949
AXA MODERATE ALLOCATION...........................  1.25%          B         $107.08        371
AXA MODERATE ALLOCATION...........................  1.30%          B         $115.98         98

AXA MODERATE GROWTH STRATEGY......................  0.50%          B         $125.27          5
AXA MODERATE GROWTH STRATEGY......................  0.70%          B         $124.35          1
AXA MODERATE GROWTH STRATEGY......................  0.90%          B         $123.45         11
AXA MODERATE GROWTH STRATEGY......................  0.95%          B         $123.22          1
AXA MODERATE GROWTH STRATEGY......................  1.00%          B         $122.99         --
AXA MODERATE GROWTH STRATEGY......................  1.10%          B         $122.54          7
AXA MODERATE GROWTH STRATEGY......................  1.20%          B         $122.09        148
AXA MODERATE GROWTH STRATEGY......................  1.25%          B         $121.87         56
AXA MODERATE GROWTH STRATEGY......................  1.34%          B         $121.46         75
AXA MODERATE GROWTH STRATEGY......................  1.45%          B         $120.97         --

AXA MODERATE-PLUS ALLOCATION......................  0.50%          B         $178.48          8
AXA MODERATE-PLUS ALLOCATION......................  0.70%          B         $174.12         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION......................  0.80%          B         $191.10         --
AXA MODERATE-PLUS ALLOCATION......................  0.90%          B         $169.88        425
AXA MODERATE-PLUS ALLOCATION......................  0.95%          B         $168.83        220
AXA MODERATE-PLUS ALLOCATION......................  1.00%          B         $167.80          2
AXA MODERATE-PLUS ALLOCATION......................  1.10%          B         $165.73        210
AXA MODERATE-PLUS ALLOCATION......................  1.20%          B         $163.68      1,602
AXA MODERATE-PLUS ALLOCATION......................  1.25%          B         $107.93        178
AXA MODERATE-PLUS ALLOCATION......................  1.30%          B         $118.49         95
AXA MODERATE-PLUS ALLOCATION......................  1.34%          B         $160.87      3,745
AXA MODERATE-PLUS ALLOCATION......................  1.35%          B         $160.67          3
AXA MODERATE-PLUS ALLOCATION......................  1.45%          B         $158.68          1

AXA SMARTBETA EQUITY..............................  0.50%          B         $ 96.00         --
AXA SMARTBETA EQUITY..............................  0.90%          B         $ 95.76         --
AXA SMARTBETA EQUITY..............................  1.20%          B         $ 95.57         --
AXA SMARTBETA EQUITY..............................  1.25%          B         $ 95.54         --

AXA/AB DYNAMIC MODERATE GROWTH....................  0.50%          B         $123.65         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.70%          B         $122.75         --
AXA/AB DYNAMIC MODERATE GROWTH....................  0.90%          B         $121.85          3
AXA/AB DYNAMIC MODERATE GROWTH....................  0.95%          B         $121.63          3
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B         $120.96          4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B         $120.51         67
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B         $120.29         16
AXA/AB DYNAMIC MODERATE GROWTH....................  1.34%          B         $119.89         27

AXA/AB SMALL CAP GROWTH...........................  0.70%          A         $272.48          3
AXA/AB SMALL CAP GROWTH...........................  0.90%          A         $337.88         16
AXA/AB SMALL CAP GROWTH...........................  1.20%          A         $319.27         11
AXA/AB SMALL CAP GROWTH...........................  1.34%          A         $310.94        852
AXA/AB SMALL CAP GROWTH...........................  1.35%          A         $310.35          4
AXA/AB SMALL CAP GROWTH...........................  1.45%          A         $223.69          1
AXA/AB SMALL CAP GROWTH...........................  0.50%          B         $179.11         12
AXA/AB SMALL CAP GROWTH...........................  0.70%          B         $292.71         --
AXA/AB SMALL CAP GROWTH...........................  0.80%          B         $321.51         --
AXA/AB SMALL CAP GROWTH...........................  0.90%          B         $238.96          4
AXA/AB SMALL CAP GROWTH...........................  0.95%          B         $280.89         41
AXA/AB SMALL CAP GROWTH...........................  1.00%          B         $303.99         --
AXA/AB SMALL CAP GROWTH...........................  1.10%          B         $274.02          6
AXA/AB SMALL CAP GROWTH...........................  1.20%          B         $226.10        146
AXA/AB SMALL CAP GROWTH...........................  1.25%          B         $143.33         37
AXA/AB SMALL CAP GROWTH...........................  1.30%          B         $171.87          4

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.50%          B         $ 97.98          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  0.90%          B         $ 97.73         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.10%          B         $ 97.60          1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.20%          B         $ 97.54          4
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......  1.25%          B         $ 97.51          1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.40%          B         $119.06          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.50%          B         $132.74          9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.70%          B         $130.27          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.90%          B         $127.85         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  0.95%          B         $127.25         36
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.00%          B         $126.66          1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.10%          B         $125.47         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.20%          B         $124.29        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.25%          B         $113.90         48

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B         $121.35         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.34%          B         $122.66       471
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.45%          B         $121.39        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.50%          B         $138.59         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.70%          B         $136.01        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.90%          B         $133.49         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  0.95%          B         $132.86         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.10%          B         $131.00         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.20%          B         $129.77        17
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.25%          B         $108.13         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B         $122.77        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.34%          B         $128.07        90
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.45%          B         $126.74        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.50%          B         $113.98         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.70%          B         $112.01        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.90%          B         $110.08        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  0.95%          B         $109.61        25
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.00%          B         $211.12        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.10%          B         $121.63        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.20%          B         $107.24       134
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.25%          B         $105.83        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B         $106.55        12
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.34%          B         $105.94       408

AXA/HORIZON SMALL CAP VALUE.......................  0.50%          B         $ 87.72         1
AXA/HORIZON SMALL CAP VALUE.......................  1.10%          B         $ 87.38        --
AXA/HORIZON SMALL CAP VALUE.......................  1.20%          B         $ 87.33        --

AXA/LOOMIS SAYLES GROWTH..........................  0.40%          B         $151.19        --
AXA/LOOMIS SAYLES GROWTH..........................  0.50%          B         $227.81        --
AXA/LOOMIS SAYLES GROWTH..........................  0.70%          B         $222.71         1
AXA/LOOMIS SAYLES GROWTH..........................  0.80%          B         $261.73        --
AXA/LOOMIS SAYLES GROWTH..........................  0.90%          B         $217.73         8
AXA/LOOMIS SAYLES GROWTH..........................  0.95%          B         $216.51         8
AXA/LOOMIS SAYLES GROWTH..........................  1.00%          B         $215.29        --
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B         $212.86         6
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B         $210.45        24
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B         $166.01        20
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B         $182.81         2
AXA/LOOMIS SAYLES GROWTH..........................  1.34%          B         $207.13       153
AXA/LOOMIS SAYLES GROWTH..........................  1.35%          B         $206.89         1
AXA/LOOMIS SAYLES GROWTH..........................  1.45%          B         $204.55        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.50%          B         $136.64        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.70%          B         $134.10        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.90%          B         $131.61         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  0.95%          B         $130.99         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.00%          B         $130.38        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.10%          B         $129.15         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.20%          B         $127.94        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.25%          B         $109.28         3
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B         $122.80         7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.34%          B         $126.26       153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.45%          B         $124.96        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE................  0.50%          B         $ 80.96         1
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.10%          B         $ 80.65        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.20%          B         $ 80.60        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE................  1.25%          B         $ 80.57        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.50%          B         $119.61         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.70%          B         $117.38         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $215.67        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $115.20        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.95%          B         $114.66        10
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.00%          B         $114.13        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B         $113.06         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B         $111.99       119
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B         $ 96.18        18
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B         $107.57         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.34%          B         $110.52       223
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.45%          B         $109.38        --

CHARTER/SM/ INTERNATIONAL MODERATE................  0.50%          B         $ 91.98        --
CHARTER/SM/ INTERNATIONAL MODERATE................  1.20%          B         $ 91.57        --

CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          A         $117.49         2
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          A         $151.59        20
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          A         $125.14         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.34%          A         $164.52       371
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.35%          A         $175.27         3
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.45%          A         $ 95.73         1
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.50%          B         $132.49         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.70%          B         $122.88        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.80%          B         $126.23        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.90%          B         $102.51         4
CHARTER/SM/ MULTI-SECTOR BOND.....................  0.95%          B         $117.92        60
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.00%          B         $137.54        --
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.10%          B         $115.04        16
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.20%          B         $ 96.87       140
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.25%          B         $ 90.18        28
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B         $ 93.86         4

CHARTER/SM/ REAL ASSETS...........................  1.20%          B         $ 86.47        --
CHARTER/SM/ REAL ASSETS...........................  1.25%          B         $ 86.44        --

CHARTER/SM/ SMALL CAP GROWTH......................  0.50%          B         $168.45        --
CHARTER/SM/ SMALL CAP GROWTH......................  0.70%          B         $164.68         1
CHARTER/SM/ SMALL CAP GROWTH......................  0.90%          B         $161.00         5
CHARTER/SM/ SMALL CAP GROWTH......................  0.95%          B         $160.09        11
CHARTER/SM/ SMALL CAP GROWTH......................  1.00%          B         $159.19        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B         $157.39         3
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B         $155.61        19
CHARTER/SM/ SMALL CAP GROWTH......................  1.25%          B         $105.40         7
CHARTER/SM/ SMALL CAP GROWTH......................  1.30%          B         $120.53         1
CHARTER/SM/ SMALL CAP GROWTH+.....................  1.34%          B         $152.21        12
CHARTER/SM/ SMALL CAP GROWTH......................  1.34%          B         $153.16       206
CHARTER/SM/ SMALL CAP GROWTH......................  1.35%          B         $152.98        --
CHARTER/SM/ SMALL CAP GROWTH......................  1.45%          B         $151.25        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP VALUE.......................  0.50%          B         $219.62          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.70%          B         $225.90          1
CHARTER/SM/ SMALL CAP VALUE.......................  0.90%          B         $218.57         11
CHARTER/SM/ SMALL CAP VALUE.......................  0.95%          B         $171.06         22
CHARTER/SM/ SMALL CAP VALUE.......................  1.00%          B         $215.00         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.10%          B         $211.47          2
CHARTER/SM/ SMALL CAP VALUE.......................  1.20%          B         $207.98         31
CHARTER/SM/ SMALL CAP VALUE.......................  1.25%          B         $ 93.71          4
CHARTER/SM/ SMALL CAP VALUE.......................  1.30%          B         $102.19         --
CHARTER/SM/ SMALL CAP VALUE+......................  1.34%          B         $201.50         15
CHARTER/SM/ SMALL CAP VALUE.......................  1.34%          B         $203.22        417
CHARTER/SM/ SMALL CAP VALUE.......................  1.35%          B         $202.88         --
CHARTER/SM/ SMALL CAP VALUE.......................  1.45%          B         $156.45         --

EQ/BLACKROCK BASIC VALUE EQUITY...................  0.50%          B         $220.27          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.70%          B         $271.73          9
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.80%          B         $253.64         --
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $256.30         14
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.90%          B         $262.33         82
EQ/BLACKROCK BASIC VALUE EQUITY...................  0.95%          B         $217.25         69
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.00%          B         $257.76          1
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B         $253.24         31
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $246.91        602
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B         $248.79         79
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B         $120.15        220
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          B         $136.00          7
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.34%          B         $314.30      1,269
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.35%          B         $242.27          5
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.45%          B         $236.23          1

EQ/BOSTON ADVISORS EQUITY INCOME..................  0.50%          B         $186.71         16
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.70%          B         $182.54          1
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.80%          B         $264.32         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.90%          B         $178.46         23
EQ/BOSTON ADVISORS EQUITY INCOME..................  0.95%          B         $177.45         19
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.00%          B         $176.45         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.10%          B         $174.46          8
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.20%          B         $172.48        130
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.25%          B         $123.45         28
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.30%          B         $139.08          5
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.34%          B         $169.77        374
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.35%          B         $169.57         --
EQ/BOSTON ADVISORS EQUITY INCOME..................  1.45%          B         $167.65         --

EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.00%          B         $162.21         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.40%          B         $153.66          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.50%          B         $132.02          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.70%          B         $144.57          2
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.90%          B         $139.88          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  0.95%          B         $177.87          4
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.00%          B         $137.59         --
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.10%          B         $135.32          3
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.20%          B         $133.09         65
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.25%          B         $133.05          8
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.30%          B         $146.31          1
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.34%          B         $130.04        233
EQ/CALVERT SOCIALLY RESPONSIBLE...................  1.45%          B         $165.49         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH......................  0.70%          B         $219.27          2
EQ/CAPITAL GUARDIAN RESEARCH......................  0.90%          B         $212.16         14
EQ/CAPITAL GUARDIAN RESEARCH......................  0.95%          B         $210.41         34
EQ/CAPITAL GUARDIAN RESEARCH......................  1.10%          B         $205.26          2
EQ/CAPITAL GUARDIAN RESEARCH......................  1.20%          B         $201.88        139
EQ/CAPITAL GUARDIAN RESEARCH......................  1.25%          B         $141.37        127
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B         $154.09          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.34%          B         $197.26        690
EQ/CAPITAL GUARDIAN RESEARCH......................  1.35%          B         $196.93          1
EQ/CAPITAL GUARDIAN RESEARCH......................  1.45%          B         $193.68          1

EQ/COMMON STOCK INDEX.............................  0.70%          A         $225.87         23
EQ/COMMON STOCK INDEX+............................  0.74%          A         $729.78         42
EQ/COMMON STOCK INDEX+............................  0.74%          A         $790.51         16
EQ/COMMON STOCK INDEX.............................  0.90%          A         $315.63         43
EQ/COMMON STOCK INDEX.............................  1.20%          A         $254.85         24
EQ/COMMON STOCK INDEX.............................  1.35%          A         $388.12        901
EQ/COMMON STOCK INDEX.............................  1.35%          A         $405.53         14
EQ/COMMON STOCK INDEX+............................  1.40%          A         $509.85      3,160
EQ/COMMON STOCK INDEX.............................  1.45%          A         $155.18         14
EQ/COMMON STOCK INDEX.............................  0.40%          B         $149.47         11
EQ/COMMON STOCK INDEX.............................  0.50%          B         $145.49          1
EQ/COMMON STOCK INDEX.............................  0.70%          B         $148.85         --
EQ/COMMON STOCK INDEX.............................  0.80%          B         $289.08         --
EQ/COMMON STOCK INDEX.............................  0.90%          B         $150.85         13
EQ/COMMON STOCK INDEX.............................  0.90%          B         $168.82         45
EQ/COMMON STOCK INDEX.............................  0.95%          B         $142.85        150
EQ/COMMON STOCK INDEX.............................  1.00%          B         $245.21         --
EQ/COMMON STOCK INDEX.............................  1.10%          B         $139.35         14
EQ/COMMON STOCK INDEX.............................  1.20%          B         $156.84        494
EQ/COMMON STOCK INDEX.............................  1.25%          B         $123.84        129
EQ/COMMON STOCK INDEX.............................  1.30%          B         $137.96         13

EQ/CORE BOND INDEX................................  0.40%          B         $101.08          9
EQ/CORE BOND INDEX................................  0.50%          B         $129.27          5
EQ/CORE BOND INDEX................................  0.70%          B         $125.66          3
EQ/CORE BOND INDEX................................  0.90%          B         $122.14         35
EQ/CORE BOND INDEX................................  0.95%          B         $121.28         80
EQ/CORE BOND INDEX................................  1.00%          B         $120.43         --
EQ/CORE BOND INDEX................................  1.10%          B         $118.72         17
EQ/CORE BOND INDEX................................  1.20%          B         $117.04        187
EQ/CORE BOND INDEX................................  1.25%          B         $100.01         51
EQ/CORE BOND INDEX................................  1.30%          B         $ 99.97          4
EQ/CORE BOND INDEX................................  1.34%          B         $114.73        572
EQ/CORE BOND INDEX................................  1.35%          B         $114.57         --
EQ/CORE BOND INDEX................................  1.45%          B         $112.94         --

EQ/EMERGING MARKETS EQUITY PLUS...................  0.50%          B         $ 74.51         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.70%          B         $ 74.11         --
EQ/EMERGING MARKETS EQUITY PLUS...................  0.90%          B         $ 73.72          1
EQ/EMERGING MARKETS EQUITY PLUS...................  0.95%          B         $ 73.62         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.00%          B         $ 73.52         --
EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B         $ 73.33          1
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B         $ 73.13         21
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B         $ 73.03          3
EQ/EMERGING MARKETS EQUITY PLUS...................  1.34%          B         $ 72.86         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............................  0.70%          A         $250.07         18
EQ/EQUITY 500 INDEX...............................  0.90%          A         $349.87         74
EQ/EQUITY 500 INDEX...............................  1.20%          A         $283.09         54
EQ/EQUITY 500 INDEX...............................  1.34%          A         $461.99      1,890
EQ/EQUITY 500 INDEX...............................  1.35%          A         $460.97          8
EQ/EQUITY 500 INDEX...............................  1.45%          A         $173.28          6
EQ/EQUITY 500 INDEX...............................  0.40%          B         $149.79         45
EQ/EQUITY 500 INDEX...............................  0.50%          B         $163.85          7
EQ/EQUITY 500 INDEX...............................  0.70%          B         $163.98         --
EQ/EQUITY 500 INDEX...............................  0.80%          B         $285.34         --
EQ/EQUITY 500 INDEX...............................  0.90%          B         $187.73         36
EQ/EQUITY 500 INDEX...............................  0.95%          B         $157.37        105
EQ/EQUITY 500 INDEX...............................  1.00%          B         $237.79          1
EQ/EQUITY 500 INDEX...............................  1.10%          B         $153.52         44
EQ/EQUITY 500 INDEX...............................  1.20%          B         $175.11        987
EQ/EQUITY 500 INDEX...............................  1.25%          B         $135.82        244
EQ/EQUITY 500 INDEX...............................  1.30%          B         $152.10          9

EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.50%          B         $158.62         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.70%          B         $155.25         --
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.90%          B         $151.95          7
EQ/GAMCO MERGERS AND ACQUISITIONS.................  0.95%          B         $151.14         11
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.10%          B         $148.71          4
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.20%          B         $147.11          8
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.25%          B         $117.63         12
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.30%          B         $128.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.84          1
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.34%          B         $144.91         83
EQ/GAMCO MERGERS AND ACQUISITIONS.................  1.45%          B         $143.19         --

EQ/GAMCO SMALL COMPANY VALUE......................  0.40%          B         $144.27          4
EQ/GAMCO SMALL COMPANY VALUE......................  0.50%          B         $291.02          5
EQ/GAMCO SMALL COMPANY VALUE......................  0.70%          B         $284.51          8
EQ/GAMCO SMALL COMPANY VALUE......................  0.80%          B         $332.18         --
EQ/GAMCO SMALL COMPANY VALUE......................  0.90%          B         $278.15        114
EQ/GAMCO SMALL COMPANY VALUE......................  0.95%          B         $276.59         48
EQ/GAMCO SMALL COMPANY VALUE......................  1.00%          B         $275.03          4
EQ/GAMCO SMALL COMPANY VALUE......................  1.10%          B         $271.92         37
EQ/GAMCO SMALL COMPANY VALUE......................  1.20%          B         $268.85        744
EQ/GAMCO SMALL COMPANY VALUE......................  1.25%          B         $171.00        202
EQ/GAMCO SMALL COMPANY VALUE......................  1.30%          B         $202.11         10
EQ/GAMCO SMALL COMPANY VALUE......................  1.34%          B         $264.61      1,490
EQ/GAMCO SMALL COMPANY VALUE......................  1.35%          B         $264.30          2
EQ/GAMCO SMALL COMPANY VALUE......................  1.45%          B         $261.31          1

EQ/GLOBAL BOND PLUS...............................  0.50%          B         $124.21          3
EQ/GLOBAL BOND PLUS...............................  0.70%          B         $121.67          2
EQ/GLOBAL BOND PLUS...............................  0.80%          B         $112.57         --
EQ/GLOBAL BOND PLUS...............................  0.90%          B         $119.19         25
EQ/GLOBAL BOND PLUS...............................  0.95%          B         $118.58         41
EQ/GLOBAL BOND PLUS...............................  1.00%          B         $117.97         --
EQ/GLOBAL BOND PLUS...............................  1.10%          B         $116.75         28
EQ/GLOBAL BOND PLUS...............................  1.20%          B         $115.55         87

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS...............................  1.25%          B         $115.64         47
EQ/GLOBAL BOND PLUS...............................  1.30%          B         $117.07          2
EQ/GLOBAL BOND PLUS...............................  1.34%          B         $113.88        281
EQ/GLOBAL BOND PLUS...............................  1.35%          B         $113.76         --
EQ/GLOBAL BOND PLUS...............................  1.45%          B         $112.59         --

EQ/HIGH YIELD BOND................................  0.50%          B         $ 99.58          1
EQ/HIGH YIELD BOND................................  0.70%          B         $ 99.05         --
EQ/HIGH YIELD BOND................................  0.80%          B         $ 98.79         --
EQ/HIGH YIELD BOND................................  0.90%          B         $ 98.52          1
EQ/HIGH YIELD BOND................................  0.95%          B         $ 98.39          3
EQ/HIGH YIELD BOND................................  1.00%          B         $ 98.26         --
EQ/HIGH YIELD BOND................................  1.10%          B         $ 98.00         --
EQ/HIGH YIELD BOND................................  1.20%          B         $ 97.73         28
EQ/HIGH YIELD BOND................................  1.25%          B         $ 97.60          8
EQ/HIGH YIELD BOND................................  1.34%          B         $ 97.37         14

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.70%          A         $164.77          1
EQ/INTERMEDIATE GOVERNMENT BOND+..................  0.74%          A         $ 94.46         11
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          A         $174.77          6
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          A         $157.03          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.34%          A         $173.02        253
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.35%          A         $166.61          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.45%          A         $138.68         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.00%          B         $100.25         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.50%          B         $147.23          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.90%          B         $147.64          1
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.95%          B         $143.68         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.00%          B         $115.82         --
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B         $140.17          9
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B         $140.14         32
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B         $107.00         29
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B         $107.27         --

EQ/INTERNATIONAL EQUITY INDEX.....................  0.70%          A         $132.45          8
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          A         $140.22         59
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          A         $121.06         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.34%          A         $133.40      2,344
EQ/INTERNATIONAL EQUITY INDEX.....................  1.35%          A         $133.12         12
EQ/INTERNATIONAL EQUITY INDEX.....................  1.45%          A         $103.41          2
EQ/INTERNATIONAL EQUITY INDEX.....................  0.40%          B         $120.13          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.50%          B         $111.62          3
EQ/INTERNATIONAL EQUITY INDEX.....................  0.80%          B         $184.46         --
EQ/INTERNATIONAL EQUITY INDEX.....................  0.90%          B         $113.94         19
EQ/INTERNATIONAL EQUITY INDEX.....................  0.95%          B         $109.05         95
EQ/INTERNATIONAL EQUITY INDEX.....................  1.00%          B         $165.48         --
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B         $106.38         17
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B         $104.38        143
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B         $ 64.89         71
EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          B         $ 78.31          9

EQ/INVESCO COMSTOCK...............................  0.50%          B         $168.39          3
EQ/INVESCO COMSTOCK...............................  0.70%          B         $164.81          1
EQ/INVESCO COMSTOCK...............................  0.90%          B         $161.31         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK...............................  0.95%          B         $160.44         26
EQ/INVESCO COMSTOCK...............................  1.00%          B         $159.58         --
EQ/INVESCO COMSTOCK...............................  1.10%          B         $157.87         21
EQ/INVESCO COMSTOCK...............................  1.20%          B         $156.17        144
EQ/INVESCO COMSTOCK...............................  1.25%          B         $122.25         43
EQ/INVESCO COMSTOCK...............................  1.30%          B         $133.40          1
EQ/INVESCO COMSTOCK...............................  1.34%          B         $153.83        451
EQ/INVESCO COMSTOCK...............................  1.35%          B         $153.66         --
EQ/INVESCO COMSTOCK...............................  1.45%          B         $152.01         --

EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.40%          B         $156.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.50%          B         $189.89          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.70%          B         $186.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.80%          B         $282.24         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $178.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.90%          B         $180.08         11
EQ/JPMORGAN VALUE OPPORTUNITIES...................  0.95%          B         $165.91         10
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.00%          B         $176.94         --
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.10%          B         $173.83          5
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $168.98         51
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.20%          B         $170.78         13
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.25%          B         $121.71         23
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          B         $136.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.34%          B         $210.22        235
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.35%          B         $166.31          2
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.45%          B         $161.67          1

EQ/LARGE CAP GROWTH INDEX.........................  0.50%          B         $132.85          1
EQ/LARGE CAP GROWTH INDEX.........................  0.70%          B         $142.78          3
EQ/LARGE CAP GROWTH INDEX.........................  0.80%          B         $303.73         --
EQ/LARGE CAP GROWTH INDEX.........................  0.90%          B         $138.15         44
EQ/LARGE CAP GROWTH INDEX.........................  0.95%          B         $137.01         59
EQ/LARGE CAP GROWTH INDEX.........................  1.00%          B         $135.89         --
EQ/LARGE CAP GROWTH INDEX.........................  1.10%          B         $133.66         20
EQ/LARGE CAP GROWTH INDEX.........................  1.20%          B         $131.46        292
EQ/LARGE CAP GROWTH INDEX.........................  1.25%          B         $173.52         32
EQ/LARGE CAP GROWTH INDEX.........................  1.30%          B         $192.69          1
EQ/LARGE CAP GROWTH INDEX.........................  1.34%          B         $128.44      1,064
EQ/LARGE CAP GROWTH INDEX.........................  1.35%          B         $128.23          1
EQ/LARGE CAP GROWTH INDEX.........................  1.45%          B         $126.12          1

EQ/LARGE CAP VALUE INDEX..........................  0.50%          B         $ 99.19          1
EQ/LARGE CAP VALUE INDEX..........................  0.70%          B         $ 97.16          2
EQ/LARGE CAP VALUE INDEX..........................  0.90%          B         $ 95.17         43
EQ/LARGE CAP VALUE INDEX..........................  0.95%          B         $ 94.68         27
EQ/LARGE CAP VALUE INDEX..........................  1.00%          B         $ 94.20         --
EQ/LARGE CAP VALUE INDEX..........................  1.10%          B         $ 93.23         14
EQ/LARGE CAP VALUE INDEX..........................  1.20%          B         $ 92.26        159
EQ/LARGE CAP VALUE INDEX..........................  1.25%          B         $ 77.38         39
EQ/LARGE CAP VALUE INDEX..........................  1.30%          B         $ 84.80          1
EQ/LARGE CAP VALUE INDEX..........................  1.34%          B         $ 90.93        411
EQ/LARGE CAP VALUE INDEX..........................  1.35%          B         $ 90.84         --
EQ/LARGE CAP VALUE INDEX..........................  1.45%          B         $ 89.90         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.......................  0.40%          B         $115.90          4
EQ/MFS INTERNATIONAL GROWTH.......................  0.50%          B         $174.90         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.70%          B         $171.18          3
EQ/MFS INTERNATIONAL GROWTH.......................  0.80%          B         $204.44         --
EQ/MFS INTERNATIONAL GROWTH.......................  0.90%          B         $167.54         41
EQ/MFS INTERNATIONAL GROWTH.......................  0.95%          B         $166.64         14
EQ/MFS INTERNATIONAL GROWTH.......................  1.00%          B         $165.75          1
EQ/MFS INTERNATIONAL GROWTH.......................  1.10%          B         $163.97         11
EQ/MFS INTERNATIONAL GROWTH.......................  1.20%          B         $162.20        164
EQ/MFS INTERNATIONAL GROWTH.......................  1.25%          B         $100.02         31
EQ/MFS INTERNATIONAL GROWTH.......................  1.30%          B         $119.18          2
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.71         20
EQ/MFS INTERNATIONAL GROWTH.......................  1.34%          B         $159.77        328
EQ/MFS INTERNATIONAL GROWTH.......................  1.35%          B         $159.60         --
EQ/MFS INTERNATIONAL GROWTH.......................  1.45%          B         $157.88         --

EQ/MID CAP INDEX..................................  0.40%          B         $145.75         43
EQ/MID CAP INDEX..................................  0.50%          B         $200.01          1
EQ/MID CAP INDEX..................................  0.70%          B         $189.46          9
EQ/MID CAP INDEX..................................  0.80%          B         $307.49         --
EQ/MID CAP INDEX..................................  0.90%          B         $183.70         98
EQ/MID CAP INDEX..................................  0.95%          B         $182.28         62
EQ/MID CAP INDEX..................................  1.00%          B         $180.88          2
EQ/MID CAP INDEX..................................  1.10%          B         $178.10         17
EQ/MID CAP INDEX..................................  1.20%          B         $175.35        445
EQ/MID CAP INDEX..................................  1.25%          B         $120.05        151
EQ/MID CAP INDEX..................................  1.30%          B         $140.23          4
EQ/MID CAP INDEX..................................  1.34%          B         $171.58      1,835
EQ/MID CAP INDEX..................................  1.35%          B         $171.31         --
EQ/MID CAP INDEX..................................  1.45%          B         $168.67         --

EQ/MONEY MARKET++.................................  0.00%          A         $  1.00        338
EQ/MONEY MARKET++.................................  0.70%          A         $  1.00          1
EQ/MONEY MARKET...................................  0.70%          A         $130.18          1
EQ/MONEY MARKET...................................  0.74%          A         $ 45.73         23
EQ/MONEY MARKET++.................................  0.90%          A         $  1.00         11
EQ/MONEY MARKET...................................  0.90%          A         $134.65         33
EQ/MONEY MARKET++.................................  1.20%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.20%          A         $123.32          1
EQ/MONEY MARKET++.................................  1.34%          A         $  1.00         --
EQ/MONEY MARKET...................................  1.35%          A         $132.78         76
EQ/MONEY MARKET...................................  1.35%          A         $133.41         13
EQ/MONEY MARKET...................................  1.40%          A         $ 33.61        769
EQ/MONEY MARKET...................................  1.45%          A         $110.42         --
EQ/MONEY MARKET++.................................  0.00%          B         $  1.00        733
EQ/MONEY MARKET++.................................  0.40%          B         $  1.00         10
EQ/MONEY MARKET...................................  0.40%          B         $ 98.66          2
EQ/MONEY MARKET++.................................  0.50%          B         $  1.00          1
EQ/MONEY MARKET...................................  0.50%          B         $114.55          3
EQ/MONEY MARKET++.................................  0.80%          B         $  1.00         --
EQ/MONEY MARKET++.................................  0.90%          B         $  1.00          6
EQ/MONEY MARKET...................................  0.90%          B         $106.94         --
EQ/MONEY MARKET...................................  0.90%          B         $118.22          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  0.95%          B         $112.49         76
EQ/MONEY MARKET++.................................  1.00%          B         $  1.00         --
EQ/MONEY MARKET...................................  1.00%          B         $101.96         --
EQ/MONEY MARKET++.................................  1.10%          B         $  1.00        313
EQ/MONEY MARKET...................................  1.10%          B         $109.74         30
EQ/MONEY MARKET++.................................  1.20%          B         $  1.00      3,250
EQ/MONEY MARKET...................................  1.20%          B         $112.00         40
EQ/MONEY MARKET...................................  1.25%          B         $ 93.76         68
EQ/MONEY MARKET...................................  1.30%          B         $ 95.72          4

EQ/MORGAN STANLEY MID CAP GROWTH..................  0.40%          B         $132.15          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.50%          B         $226.11         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.70%          B         $221.30          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.80%          B         $275.88         --
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.90%          B         $216.60         71
EQ/MORGAN STANLEY MID CAP GROWTH..................  0.95%          B         $215.44         20
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.00%          B         $214.28          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.10%          B         $211.98         25
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.20%          B         $209.70        392
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.25%          B         $136.54        130
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.30%          B         $161.49          4
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.34%          B         $206.56        692
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.35%          B         $206.33          1
EQ/MORGAN STANLEY MID CAP GROWTH..................  1.45%          B         $204.11         --

EQ/OPPENHEIMER GLOBAL.............................  0.50%          B         $155.20          4
EQ/OPPENHEIMER GLOBAL.............................  0.70%          B         $152.31          2
EQ/OPPENHEIMER GLOBAL.............................  0.90%          B         $149.48         19
EQ/OPPENHEIMER GLOBAL.............................  0.95%          B         $148.78         17
EQ/OPPENHEIMER GLOBAL.............................  1.00%          B         $148.09          1
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B         $146.70         18
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B         $145.32        258
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B         $119.21         78
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B         $136.55          2
EQ/OPPENHEIMER GLOBAL.............................  1.34%          B         $143.41        453
EQ/OPPENHEIMER GLOBAL.............................  1.45%          B         $141.93         --

EQ/PIMCO GLOBAL REAL RETURN.......................  0.50%          B         $ 95.12         10
EQ/PIMCO GLOBAL REAL RETURN.......................  0.70%          B         $ 94.62          1
EQ/PIMCO GLOBAL REAL RETURN.......................  0.90%          B         $ 94.11         11
EQ/PIMCO GLOBAL REAL RETURN.......................  0.95%          B         $ 93.99          6
EQ/PIMCO GLOBAL REAL RETURN.......................  1.00%          B         $ 93.86         --
EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B         $ 93.61          7
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B         $ 93.36         57
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B         $ 93.24         32
EQ/PIMCO GLOBAL REAL RETURN.......................  1.34%          B         $ 93.01         60
EQ/PIMCO GLOBAL REAL RETURN.......................  1.45%          B         $ 92.74         --

EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          A         $ 96.03          1
EQ/PIMCO ULTRA SHORT BOND.........................  0.50%          B         $112.26          4
EQ/PIMCO ULTRA SHORT BOND.........................  0.70%          B         $109.88          6
EQ/PIMCO ULTRA SHORT BOND.........................  0.80%          B         $103.49         --
EQ/PIMCO ULTRA SHORT BOND.........................  0.90%          B         $107.54         33

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.........................  0.95%          B         $ 106.96        74
EQ/PIMCO ULTRA SHORT BOND.........................  1.00%          B         $ 106.39        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B         $ 105.25        42
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B         $ 104.12       168
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B         $ 104.89        62
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B         $ 104.13         2
EQ/PIMCO ULTRA SHORT BOND.........................  1.34%          B         $ 102.56       466
EQ/PIMCO ULTRA SHORT BOND.........................  1.35%          B         $ 102.44        --
EQ/PIMCO ULTRA SHORT BOND.........................  1.45%          B         $ 101.34        --

EQ/QUALITY BOND PLUS..............................  0.70%          A         $ 166.85         1
EQ/QUALITY BOND PLUS..............................  0.90%          A         $ 182.64        11
EQ/QUALITY BOND PLUS..............................  1.20%          A         $ 160.31         2
EQ/QUALITY BOND PLUS..............................  1.34%          A         $ 176.98       375
EQ/QUALITY BOND PLUS..............................  1.35%          A         $ 186.39         2
EQ/QUALITY BOND PLUS..............................  1.45%          A         $ 138.34        --
EQ/QUALITY BOND PLUS..............................  0.50%          B         $ 147.94         2
EQ/QUALITY BOND PLUS..............................  0.80%          B         $ 112.96        --
EQ/QUALITY BOND PLUS..............................  0.90%          B         $ 147.35         2
EQ/QUALITY BOND PLUS..............................  0.95%          B         $ 144.63        46
EQ/QUALITY BOND PLUS..............................  1.00%          B         $ 116.66        --
EQ/QUALITY BOND PLUS..............................  1.10%          B         $ 141.09        10
EQ/QUALITY BOND PLUS..............................  1.20%          B         $ 140.00        77
EQ/QUALITY BOND PLUS..............................  1.25%          B         $ 103.25        21
EQ/QUALITY BOND PLUS..............................  1.30%          B         $ 103.23         1

EQ/SMALL COMPANY INDEX............................  0.40%          B         $ 142.42        42
EQ/SMALL COMPANY INDEX............................  0.50%          B         $ 254.21        --
EQ/SMALL COMPANY INDEX............................  0.70%          B         $ 247.10         4
EQ/SMALL COMPANY INDEX............................  0.90%          B         $ 240.19        34
EQ/SMALL COMPANY INDEX............................  0.95%          B         $ 238.49        21
EQ/SMALL COMPANY INDEX............................  1.00%          B         $ 236.81        --
EQ/SMALL COMPANY INDEX............................  1.10%          B         $ 233.46        10
EQ/SMALL COMPANY INDEX............................  1.20%          B         $ 230.15       173
EQ/SMALL COMPANY INDEX............................  1.25%          B         $ 130.35        79
EQ/SMALL COMPANY INDEX............................  1.30%          B         $ 143.37         2
EQ/SMALL COMPANY INDEX............................  1.34%          B         $ 225.61       719
EQ/SMALL COMPANY INDEX............................  1.35%          B         $ 225.29         1
EQ/SMALL COMPANY INDEX............................  1.45%          B         $ 222.09        --

EQ/T. ROWE PRICE GROWTH STOCK.....................  0.40%          B         $ 165.55        25
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.50%          B         $ 208.58         1
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.70%          B         $ 203.92         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.80%          B         $ 317.05        --
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.90%          B         $ 199.36        80
EQ/T. ROWE PRICE GROWTH STOCK.....................  0.95%          B         $ 198.23        36
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.00%          B         $ 197.12         5
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.10%          B         $ 194.89        28
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.20%          B         $ 192.69       703
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.25%          B         $ 163.21       194
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          B         $ 176.39         3
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.34%          B         $ 189.65     1,089
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.35%          B         $ 189.43         2
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.45%          B         $ 187.29        --

EQ/UBS GROWTH & INCOME............................  0.50%          B         $ 196.36        --
EQ/UBS GROWTH & INCOME............................  0.70%          B         $ 191.97         3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME............................  0.90%          B         $ 187.67        7
EQ/UBS GROWTH & INCOME............................  0.95%          B         $ 186.62        8
EQ/UBS GROWTH & INCOME............................  1.10%          B         $ 183.47        2
EQ/UBS GROWTH & INCOME............................  1.20%          B         $ 181.39       26
EQ/UBS GROWTH & INCOME............................  1.25%          B         $ 126.16       44
EQ/UBS GROWTH & INCOME............................  1.30%          B         $ 139.50        2
EQ/UBS GROWTH & INCOME............................  1.34%          B         $ 178.53      112
EQ/UBS GROWTH & INCOME............................  1.45%          B         $ 176.31       --

EQ/WELLS FARGO OMEGA GROWTH.......................  0.50%          B         $ 189.97       --
EQ/WELLS FARGO OMEGA GROWTH.......................  0.70%          B         $ 190.20        6
EQ/WELLS FARGO OMEGA GROWTH.......................  0.90%          B         $ 184.04       34
EQ/WELLS FARGO OMEGA GROWTH.......................  0.95%          B         $ 182.52       40
EQ/WELLS FARGO OMEGA GROWTH.......................  1.10%          B         $ 178.05       23
EQ/WELLS FARGO OMEGA GROWTH.......................  1.20%          B         $ 175.12       93
EQ/WELLS FARGO OMEGA GROWTH.......................  1.25%          B         $ 177.32       84
EQ/WELLS FARGO OMEGA GROWTH.......................  1.30%          B         $ 202.69        2
EQ/WELLS FARGO OMEGA GROWTH.......................  1.34%          B         $ 171.11      739
EQ/WELLS FARGO OMEGA GROWTH.......................  1.35%          B         $ 170.82        1
EQ/WELLS FARGO OMEGA GROWTH.......................  1.45%          B         $ 168.01       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 172.00        2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 170.04       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.70%   SERVICE CLASS 2  $ 188.56        1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.80%   SERVICE CLASS 2  $ 169.07       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 168.10       26
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 186.55       47
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  0.95%   SERVICE CLASS 2  $ 186.05       19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 167.14        6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 166.18       28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 165.23      792
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 183.56       45
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.25%   SERVICE CLASS 2  $ 183.07      157
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.34%   SERVICE CLASS 2  $ 182.18      661
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...........  1.45%   SERVICE CLASS 2  $ 144.40       --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.50%   SERVICE CLASS 2  $ 157.43        4
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.90%   SERVICE CLASS 2  $ 153.86        1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.00%   SERVICE CLASS 2  $ 152.98       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.10%   SERVICE CLASS 2  $ 152.10       --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  1.20%   SERVICE CLASS 2  $ 151.22       45

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.50%   SERVICE CLASS 2  $ 159.43       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $ 156.71       --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $ 155.81        2
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.00%   SERVICE CLASS 2  $ 154.92        1
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.10%   SERVICE CLASS 2  $ 154.03        3
FIDELITY(R) VIP MID CAP PORTFOLIO.................  1.20%   SERVICE CLASS 2  $ 153.15      185

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.50%   SERVICE SHARES   $ 158.12        3
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 134.86       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.70%   SERVICE SHARES   $ 156.32       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $ 155.42       --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 133.61       10
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $ 154.53        4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.95%   SERVICE SHARES   $133.29         7
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.00%   SERVICE SHARES   $153.65         1
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.10%   SERVICE SHARES   $152.77         6
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $131.74         2
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.20%   SERVICE SHARES   $151.89        91
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.25%   SERVICE SHARES   $131.43        50
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.34%   SERVICE SHARES   $130.88       144

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%     SERIES II      $ 98.20        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.50%     SERIES II      $159.08        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.70%     SERIES II      $157.26        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.80%     SERIES II      $156.36        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.90%     SERIES II      $155.47         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.00%     SERIES II      $154.58        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.10%     SERIES II      $153.69        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.20%     SERIES II      $152.81        65

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.50%     SERIES II      $148.76        16
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $145.01         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.70%     SERIES II      $147.06        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $143.46        23
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.90%     SERIES II      $145.39         5
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.95%     SERIES II      $143.08        10
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.00%     SERIES II      $144.56         1
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%     SERIES II      $143.73        12
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $141.16         9
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%     SERIES II      $142.90       162
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%     SERIES II      $140.79        33
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.34%     SERIES II      $140.10       232
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.45%     SERIES II      $121.58        --

INVESCO V.I. HIGH YIELD FUND......................  0.50%     SERIES II      $114.74         4
INVESCO V.I. HIGH YIELD FUND......................  0.70%     SERIES II      $113.67         1
INVESCO V.I. HIGH YIELD FUND......................  0.80%     SERIES II      $113.14        --
INVESCO V.I. HIGH YIELD FUND......................  0.90%     SERIES II      $112.62         7
INVESCO V.I. HIGH YIELD FUND......................  0.95%     SERIES II      $112.35        11
INVESCO V.I. HIGH YIELD FUND......................  1.00%     SERIES II      $112.09        --
INVESCO V.I. HIGH YIELD FUND......................  1.10%     SERIES II      $111.57         6
INVESCO V.I. HIGH YIELD FUND......................  1.20%     SERIES II      $111.04       101
INVESCO V.I. HIGH YIELD FUND......................  1.25%     SERIES II      $110.78        46
INVESCO V.I. HIGH YIELD FUND......................  1.34%     SERIES II      $110.32        79
INVESCO V.I. HIGH YIELD FUND......................  1.45%     SERIES II      $109.75        --

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.50%     SERIES II      $133.11         4
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.70%     SERIES II      $113.01         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $111.96        15
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.90%     SERIES II      $130.09         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.95%     SERIES II      $111.70         9
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.00%     SERIES II      $129.34         1
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%     SERIES II      $128.60         5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $110.40         8
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%     SERIES II      $127.86       199

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II     $110.14        16
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.34%      SERIES II     $109.67       187
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.45%      SERIES II     $109.11        --

INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.50%      SERIES II     $135.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.70%      SERIES II     $146.96        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.80%      SERIES II     $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $132.30         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.90%      SERIES II     $145.39         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  0.95%      SERIES II     $145.00         2
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.00%      SERIES II     $131.54        --
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.10%      SERIES II     $130.79         3
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $130.03        37
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.20%      SERIES II     $143.06         4
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.25%      SERIES II     $142.67         9
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.34%      SERIES II     $141.98        47
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.45%      SERIES II     $113.79        --

INVESCO V.I. SMALL CAP EQUITY FUND................  0.50%      SERIES II     $157.96        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $156.16        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.70%      SERIES II     $178.55        --
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $154.38         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.90%      SERIES II     $176.64         1
INVESCO V.I. SMALL CAP EQUITY FUND................  0.95%      SERIES II     $176.17         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.00%      SERIES II     $153.50        --
INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II     $152.61         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $151.73        20
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II     $173.81         1
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II     $173.34         4
INVESCO V.I. SMALL CAP EQUITY FUND................  1.34%      SERIES II     $172.50        23

IVY FUNDS VIP ENERGY..............................  0.40%    COMMON SHARES   $ 88.18         5
IVY FUNDS VIP ENERGY..............................  0.50%    COMMON SHARES   $ 91.23         5
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $ 90.19        --
IVY FUNDS VIP ENERGY..............................  0.70%    COMMON SHARES   $101.98         3
IVY FUNDS VIP ENERGY..............................  0.80%    COMMON SHARES   $ 89.67        --
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $ 89.16         4
IVY FUNDS VIP ENERGY..............................  0.90%    COMMON SHARES   $100.89        11
IVY FUNDS VIP ENERGY..............................  0.95%    COMMON SHARES   $100.62         7
IVY FUNDS VIP ENERGY..............................  1.00%    COMMON SHARES   $ 88.65        --
IVY FUNDS VIP ENERGY..............................  1.10%    COMMON SHARES   $ 88.14        12
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 87.63       142
IVY FUNDS VIP ENERGY..............................  1.20%    COMMON SHARES   $ 99.27        21
IVY FUNDS VIP ENERGY..............................  1.25%    COMMON SHARES   $ 99.01        20
IVY FUNDS VIP ENERGY..............................  1.34%    COMMON SHARES   $ 98.52       186
IVY FUNDS VIP ENERGY..............................  1.45%    COMMON SHARES   $ 73.88        --

IVY FUNDS VIP HIGH INCOME.........................  0.50%    COMMON SHARES   $136.58        12
IVY FUNDS VIP HIGH INCOME.........................  0.70%    COMMON SHARES   $135.12         2
IVY FUNDS VIP HIGH INCOME.........................  0.80%    COMMON SHARES   $134.40        --
IVY FUNDS VIP HIGH INCOME.........................  0.90%    COMMON SHARES   $133.68        66
IVY FUNDS VIP HIGH INCOME.........................  0.95%    COMMON SHARES   $133.32        41
IVY FUNDS VIP HIGH INCOME.........................  1.00%    COMMON SHARES   $132.96         3
IVY FUNDS VIP HIGH INCOME.........................  1.10%    COMMON SHARES   $132.25        32

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME.........................  1.20%   COMMON SHARES    $131.53       439
IVY FUNDS VIP HIGH INCOME.........................  1.25%   COMMON SHARES    $131.18       200
IVY FUNDS VIP HIGH INCOME.........................  1.34%   COMMON SHARES    $130.54       445
IVY FUNDS VIP HIGH INCOME.........................  1.45%   COMMON SHARES    $115.74        --

IVY FUNDS VIP MID CAP GROWTH......................  0.50%   COMMON SHARES    $132.54         1
IVY FUNDS VIP MID CAP GROWTH......................  0.70%   COMMON SHARES    $131.31         2
IVY FUNDS VIP MID CAP GROWTH......................  0.80%   COMMON SHARES    $130.69        --
IVY FUNDS VIP MID CAP GROWTH......................  0.90%   COMMON SHARES    $130.09        27
IVY FUNDS VIP MID CAP GROWTH......................  0.95%   COMMON SHARES    $129.78         9
IVY FUNDS VIP MID CAP GROWTH......................  1.00%   COMMON SHARES    $129.48         1
IVY FUNDS VIP MID CAP GROWTH......................  1.10%   COMMON SHARES    $128.87         8
IVY FUNDS VIP MID CAP GROWTH......................  1.20%   COMMON SHARES    $128.27       235
IVY FUNDS VIP MID CAP GROWTH......................  1.25%   COMMON SHARES    $127.97        39
IVY FUNDS VIP MID CAP GROWTH......................  1.34%   COMMON SHARES    $127.43       371
IVY FUNDS VIP MID CAP GROWTH......................  1.45%   COMMON SHARES    $126.77        --

IVY FUNDS VIP SMALL CAP GROWTH....................  0.50%   COMMON SHARES    $153.92        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.70%   COMMON SHARES    $120.51         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $119.39         3
IVY FUNDS VIP SMALL CAP GROWTH....................  0.90%   COMMON SHARES    $150.43         1
IVY FUNDS VIP SMALL CAP GROWTH....................  0.95%   COMMON SHARES    $119.11         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.00%   COMMON SHARES    $149.57        --
IVY FUNDS VIP SMALL CAP GROWTH....................  1.10%   COMMON SHARES    $148.71         2
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $117.72         3
IVY FUNDS VIP SMALL CAP GROWTH....................  1.20%   COMMON SHARES    $147.86        44
IVY FUNDS VIP SMALL CAP GROWTH....................  1.25%   COMMON SHARES    $117.45        14
IVY FUNDS VIP SMALL CAP GROWTH....................  1.34%   COMMON SHARES    $116.95        87

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.50%   SERVICE SHARES   $ 83.53        20
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.70%   SERVICE SHARES   $ 82.64         7
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES   $ 82.19        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES   $ 81.75        69
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.95%   SERVICE SHARES   $ 81.53        33
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.00%   SERVICE SHARES   $ 81.31         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.10%   SERVICE SHARES   $ 80.88        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.20%   SERVICE SHARES   $ 80.44       626
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.25%   SERVICE SHARES   $ 80.23        64
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.34%   SERVICE SHARES   $ 79.84       724
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  1.45%   SERVICE SHARES   $ 71.17        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS    $ 97.71        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.50%   SERVICE CLASS    $162.29        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $160.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.70%   SERVICE CLASS    $168.07         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS    $159.52        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $158.61        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS    $166.27        45
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.95%   SERVICE CLASS    $165.83        25
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.00%   SERVICE CLASS    $157.70         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.10%   SERVICE CLASS    $156.80        16
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $155.90       564
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.20%   SERVICE CLASS    $163.61        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.25%    SERVICE CLASS   $163.17        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.34%    SERVICE CLASS   $162.38       670
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  1.45%    SERVICE CLASS   $136.90        --

MFS(R) INVESTORS TRUST SERIES.....................  0.50%    SERVICE CLASS   $168.77        --
MFS(R) INVESTORS TRUST SERIES.....................  0.70%    SERVICE CLASS   $187.88        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $164.95        --
MFS(R) INVESTORS TRUST SERIES.....................  0.90%    SERVICE CLASS   $185.88         2
MFS(R) INVESTORS TRUST SERIES.....................  0.95%    SERVICE CLASS   $185.38         2
MFS(R) INVESTORS TRUST SERIES.....................  1.00%    SERVICE CLASS   $164.00        --
MFS(R) INVESTORS TRUST SERIES.....................  1.10%    SERVICE CLASS   $163.06         1
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $162.12        31
MFS(R) INVESTORS TRUST SERIES.....................  1.20%    SERVICE CLASS   $182.90         2
MFS(R) INVESTORS TRUST SERIES.....................  1.25%    SERVICE CLASS   $182.41         5
MFS(R) INVESTORS TRUST SERIES.....................  1.34%    SERVICE CLASS   $181.52        25

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.50%    SERVICE CLASS   $196.01        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.70%    SERVICE CLASS   $193.91        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.80%    SERVICE CLASS   $192.88        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.90%    SERVICE CLASS   $191.84         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  0.95%    SERVICE CLASS   $191.33        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.00%    SERVICE CLASS   $190.82        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.10%    SERVICE CLASS   $189.79        --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.20%    SERVICE CLASS   $188.77        28
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.25%    SERVICE CLASS   $188.26         3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................  1.34%    SERVICE CLASS   $187.35        21

MFS(R) TECHNOLOGY PORTFOLIO.......................  0.50%    SERVICE CLASS   $221.00         2
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.70%    SERVICE CLASS   $218.64         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.80%    SERVICE CLASS   $217.47        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.90%    SERVICE CLASS   $216.30         8
MFS(R) TECHNOLOGY PORTFOLIO.......................  0.95%    SERVICE CLASS   $215.72         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.00%    SERVICE CLASS   $215.15        --
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.10%    SERVICE CLASS   $213.99         5
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.20%    SERVICE CLASS   $212.84        89
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.25%    SERVICE CLASS   $212.27        20
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.34%    SERVICE CLASS   $211.24       135
MFS(R) TECHNOLOGY PORTFOLIO.......................  1.45%    SERVICE CLASS   $163.86        --

MFS(R) UTILITIES SERIES...........................  0.40%    SERVICE CLASS   $118.57         6
MFS(R) UTILITIES SERIES...........................  0.50%    SERVICE CLASS   $150.57         1
MFS(R) UTILITIES SERIES...........................  0.70%    SERVICE CLASS   $148.96         1
MFS(R) UTILITIES SERIES...........................  0.80%    SERVICE CLASS   $148.17        --
MFS(R) UTILITIES SERIES...........................  0.90%    SERVICE CLASS   $147.37        27
MFS(R) UTILITIES SERIES...........................  0.95%    SERVICE CLASS   $146.98         9
MFS(R) UTILITIES SERIES...........................  1.00%    SERVICE CLASS   $146.58        --
MFS(R) UTILITIES SERIES...........................  1.10%    SERVICE CLASS   $145.80        11
MFS(R) UTILITIES SERIES...........................  1.20%    SERVICE CLASS   $145.01       195
MFS(R) UTILITIES SERIES...........................  1.25%    SERVICE CLASS   $144.62        72
MFS(R) UTILITIES SERIES...........................  1.34%    SERVICE CLASS   $143.92       276
MFS(R) UTILITIES SERIES...........................  1.45%    SERVICE CLASS   $116.80        --

MULTIMANAGER AGGRESSIVE EQUITY....................  0.70%          A         $133.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.29        17
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          A         $163.31         2
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          A         $164.04        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          A         $ 140.71        13
MULTIMANAGER AGGRESSIVE EQUITY+...................  1.34%          A         $ 122.37     3,772
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 205.80       486
MULTIMANAGER AGGRESSIVE EQUITY....................  1.35%          A         $ 216.67        12
MULTIMANAGER AGGRESSIVE EQUITY....................  1.45%          A         $ 112.97         3
MULTIMANAGER AGGRESSIVE EQUITY....................  0.50%          B         $ 123.67         1
MULTIMANAGER AGGRESSIVE EQUITY+...................  0.90%          B         $ 100.96         9
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%          B         $ 120.71        15
MULTIMANAGER AGGRESSIVE EQUITY....................  0.95%          B         $ 126.29        46
MULTIMANAGER AGGRESSIVE EQUITY....................  1.00%          B         $ 237.28        --
MULTIMANAGER AGGRESSIVE EQUITY....................  1.10%          B         $ 123.20         8
MULTIMANAGER AGGRESSIVE EQUITY....................  1.20%          B         $ 114.13       107
MULTIMANAGER AGGRESSIVE EQUITY....................  1.25%          B         $ 130.97        15
MULTIMANAGER AGGRESSIVE EQUITY....................  1.30%          B         $ 151.43         2

MULTIMANAGER CORE BOND............................  0.40%          B         $ 101.82         3
MULTIMANAGER CORE BOND............................  0.50%          B         $ 162.72         5
MULTIMANAGER CORE BOND............................  0.70%          B         $ 158.19         2
MULTIMANAGER CORE BOND............................  0.80%          B         $ 124.18        --
MULTIMANAGER CORE BOND............................  0.90%          B         $ 153.79        18
MULTIMANAGER CORE BOND............................  0.95%          B         $ 152.71        83
MULTIMANAGER CORE BOND............................  1.00%          B         $ 151.64         1
MULTIMANAGER CORE BOND............................  1.10%          B         $ 149.51        39
MULTIMANAGER CORE BOND............................  1.20%          B         $ 147.40       200
MULTIMANAGER CORE BOND............................  1.25%          B         $ 128.26        87
MULTIMANAGER CORE BOND............................  1.30%          B         $ 126.81         4
MULTIMANAGER CORE BOND............................  1.34%          B         $ 144.50       390
MULTIMANAGER CORE BOND............................  1.35%          B         $ 144.30         1
MULTIMANAGER CORE BOND............................  1.45%          B         $ 142.26        --

MULTIMANAGER MID CAP GROWTH.......................  0.50%          B         $ 190.66        --
MULTIMANAGER MID CAP GROWTH.......................  0.70%          B         $ 185.36         1
MULTIMANAGER MID CAP GROWTH.......................  0.90%          B         $ 180.20        11
MULTIMANAGER MID CAP GROWTH.......................  0.95%          B         $ 178.94        24
MULTIMANAGER MID CAP GROWTH.......................  1.00%          B         $ 177.68        --
MULTIMANAGER MID CAP GROWTH.......................  1.10%          B         $ 175.18         3
MULTIMANAGER MID CAP GROWTH.......................  1.20%          B         $ 172.71        36
MULTIMANAGER MID CAP GROWTH.......................  1.25%          B         $ 138.65        11
MULTIMANAGER MID CAP GROWTH.......................  1.30%          B         $ 160.67         2
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 169.32       332
MULTIMANAGER MID CAP GROWTH.......................  1.34%          B         $ 253.22         6
MULTIMANAGER MID CAP GROWTH.......................  1.35%          B         $ 169.07        --
MULTIMANAGER MID CAP GROWTH.......................  1.45%          B         $ 166.69        --

MULTIMANAGER MID CAP VALUE........................  0.40%          B         $ 141.60        --
MULTIMANAGER MID CAP VALUE........................  0.50%          B         $ 215.51        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 183.05        --
MULTIMANAGER MID CAP VALUE........................  0.70%          B         $ 209.52         1
MULTIMANAGER MID CAP VALUE........................  0.80%          B         $ 271.76        --
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $ 203.69        10
MULTIMANAGER MID CAP VALUE........................  0.95%          B         $ 202.26        19
MULTIMANAGER MID CAP VALUE........................  1.00%          B         $ 200.84        --
MULTIMANAGER MID CAP VALUE........................  1.10%          B         $ 198.01         5
MULTIMANAGER MID CAP VALUE........................  1.20%          B         $ 195.22        26
MULTIMANAGER MID CAP VALUE........................  1.25%          B         $ 123.86        11
MULTIMANAGER MID CAP VALUE........................  1.30%          B         $ 142.12         2
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 191.39       203

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  1.34%          B         $ 243.71        4
MULTIMANAGER MID CAP VALUE........................  1.35%          B         $ 191.11       --
MULTIMANAGER MID CAP VALUE........................  1.45%          B         $ 188.42       --

MULTIMANAGER TECHNOLOGY...........................  0.50%          B         $ 217.98        1
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 211.92        2
MULTIMANAGER TECHNOLOGY...........................  0.70%          B         $ 240.45       --
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $ 324.08       --
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $ 206.03       14
MULTIMANAGER TECHNOLOGY...........................  0.95%          B         $ 204.58       28
MULTIMANAGER TECHNOLOGY...........................  1.00%          B         $ 203.14       --
MULTIMANAGER TECHNOLOGY...........................  1.10%          B         $ 200.28       10
MULTIMANAGER TECHNOLOGY...........................  1.20%          B         $ 197.46      118
MULTIMANAGER TECHNOLOGY...........................  1.25%          B         $ 163.68       21
MULTIMANAGER TECHNOLOGY...........................  1.30%          B         $ 192.04        2
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 193.58      562
MULTIMANAGER TECHNOLOGY...........................  1.34%          B         $ 300.55        4
MULTIMANAGER TECHNOLOGY...........................  1.35%          B         $ 193.31        1
MULTIMANAGER TECHNOLOGY...........................  1.45%          B         $ 190.58       --

OPPENHEIMER MAIN STREET FUND(R)/VA................  0.50%    SERVICE CLASS   $ 181.37        3
OPPENHEIMER MAIN STREET FUND(R)/VA................  0.90%    SERVICE CLASS   $ 177.26       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.10%    SERVICE CLASS   $ 175.24       --
OPPENHEIMER MAIN STREET FUND(R)/VA................  1.20%    SERVICE CLASS   $ 174.23       12

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.00%    ADVISOR CLASS   $  75.98       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.50%    ADVISOR CLASS   $  60.44        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.70%    ADVISOR CLASS   $  59.75       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  0.90%    ADVISOR CLASS   $  59.07        1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.00%    ADVISOR CLASS   $  58.73       --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.10%    ADVISOR CLASS   $  58.40        2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...  1.20%    ADVISOR CLASS   $  58.06       85

TARGET 2015 ALLOCATION............................  0.50%          B         $ 127.97        3
TARGET 2015 ALLOCATION............................  0.70%          B         $ 125.59       --
TARGET 2015 ALLOCATION............................  0.90%          B         $ 123.26       17
TARGET 2015 ALLOCATION............................  0.95%          B         $ 122.68        3
TARGET 2015 ALLOCATION............................  1.10%          B         $ 120.96        4
TARGET 2015 ALLOCATION............................  1.20%          B         $ 119.82       33
TARGET 2015 ALLOCATION............................  1.25%          B         $ 103.34       21
TARGET 2015 ALLOCATION............................  1.34%          B         $ 118.25      113

TARGET 2025 ALLOCATION............................  0.40%          B         $ 124.12       --
TARGET 2025 ALLOCATION............................  0.50%          B         $ 132.64        6
TARGET 2025 ALLOCATION............................  0.70%          B         $ 130.17        3
TARGET 2025 ALLOCATION............................  0.90%          B         $ 127.75       36
TARGET 2025 ALLOCATION............................  0.95%          B         $ 127.15        9
TARGET 2025 ALLOCATION............................  1.00%          B         $ 126.56       --
TARGET 2025 ALLOCATION............................  1.10%          B         $ 125.37       14
TARGET 2025 ALLOCATION............................  1.20%          B         $ 124.19      101
TARGET 2025 ALLOCATION............................  1.25%          B         $ 105.36       21
TARGET 2025 ALLOCATION............................  1.34%          B         $ 122.56      247
TARGET 2025 ALLOCATION............................  1.35%          B         $ 122.45       --
TARGET 2025 ALLOCATION............................  1.45%          B         $ 121.29       --

TARGET 2035 ALLOCATION............................  0.40%          B         $ 128.32        1
TARGET 2035 ALLOCATION............................  0.50%          B         $ 135.40        4
TARGET 2035 ALLOCATION............................  0.70%          B         $ 132.89        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION............................  0.90%         B          $ 130.41       24
TARGET 2035 ALLOCATION............................  0.95%         B          $ 129.80        5
TARGET 2035 ALLOCATION............................  1.00%         B          $ 129.20       --
TARGET 2035 ALLOCATION............................  1.10%         B          $ 127.98       10
TARGET 2035 ALLOCATION............................  1.20%         B          $ 126.78      116
TARGET 2035 ALLOCATION............................  1.25%         B          $ 105.88       10
TARGET 2035 ALLOCATION............................  1.34%         B          $ 125.12      239
TARGET 2035 ALLOCATION............................  1.35%         B          $ 125.00       --
TARGET 2035 ALLOCATION............................  1.45%         B          $ 123.82       --

TARGET 2045 ALLOCATION............................  0.40%         B          $ 131.97        1
TARGET 2045 ALLOCATION............................  0.50%         B          $ 136.17        3
TARGET 2045 ALLOCATION............................  0.70%         B          $ 133.63       --
TARGET 2045 ALLOCATION............................  0.90%         B          $ 131.15       19
TARGET 2045 ALLOCATION............................  0.95%         B          $ 130.53        6
TARGET 2045 ALLOCATION............................  1.00%         B          $ 129.92       --
TARGET 2045 ALLOCATION............................  1.10%         B          $ 128.70       11
TARGET 2045 ALLOCATION............................  1.20%         B          $ 127.49      116
TARGET 2045 ALLOCATION............................  1.25%         B          $ 104.77        6
TARGET 2045 ALLOCATION............................  1.34%         B          $ 125.82      177
TARGET 2045 ALLOCATION............................  1.35%         B          $ 125.70        1
TARGET 2045 ALLOCATION............................  1.45%         B          $ 124.52       --

TARGET 2055 ALLOCATION............................  0.50%         B          $  91.95        1
TARGET 2055 ALLOCATION............................  0.90%         B          $  91.72       --
TARGET 2055 ALLOCATION............................  1.00%         B          $  91.66       --
TARGET 2055 ALLOCATION............................  1.10%         B          $  91.60       --
TARGET 2055 ALLOCATION............................  1.20%         B          $  91.54        4
TARGET 2055 ALLOCATION............................  1.34%         B          $  91.46        1

TEMPLETON GLOBAL BOND VIP FUND....................  0.50%      CLASS 2       $ 115.46        8
TEMPLETON GLOBAL BOND VIP FUND....................  0.70%      CLASS 2       $ 114.14       --
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%      CLASS 2       $ 113.49        1
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%      CLASS 2       $ 112.84        4
TEMPLETON GLOBAL BOND VIP FUND....................  1.00%      CLASS 2       $ 112.19        1
TEMPLETON GLOBAL BOND VIP FUND....................  1.10%      CLASS 2       $ 111.55        3
TEMPLETON GLOBAL BOND VIP FUND....................  1.20%      CLASS 2       $ 110.91      410

VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.50%   CLASS S SHARES   $  49.76        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.70%   CLASS S SHARES   $  49.30        1
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.80%   CLASS S SHARES   $  49.07       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.90%   CLASS S SHARES   $  48.84       17
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  0.95%   CLASS S SHARES   $  48.72        9
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.00%   CLASS S SHARES   $  48.61       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.10%   CLASS S SHARES   $  48.38       11
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.20%   CLASS S SHARES   $  48.15       87
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.25%   CLASS S SHARES   $  48.04       25
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.34%   CLASS S SHARES   $  47.84      167
VAN ECK VIP GLOBAL HARD ASSETS FUND...............  1.45%   CLASS S SHARES   $  47.59       --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2015, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2015, the contract charges were 0.00%.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           ALL ASSET
                                                                           ALL ASSET        ALL ASSET       MODERATE
                                                                       AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                                       ------------------ -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  61,939       $   458,672     $  47,736
  Expenses:
   Asset-based charges................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------
   Net Expenses.......................................................        84,261           691,494        60,741
                                                                           ---------       -----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................       (22,322)         (232,822)      (13,005)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (48,168)          846,446       (22,627)
   Net realized gain distribution from the Portfolios.................       118,205         1,562,840        57,789
                                                                           ---------       -----------     ---------
  Net realized gain (loss) on investments.............................        70,037         2,409,286        35,162
                                                                           ---------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (531,819)       (5,040,309)     (306,085)
                                                                           ---------       -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (461,782)       (2,631,023)     (270,923)
                                                                           ---------       -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(484,104)      $(2,863,845)    $(283,928)
                                                                           =========       ===========     =========

                                                                         AMERICAN
                                                                        CENTURY VP    AMERICAN FUNDS
                                                                         MID CAP    INSURANCE SERIES(R) AXA 400 MANAGED
                                                                        VALUE FUND     BOND FUND/SM/      VOLATILITY*
                                                                       -----------  ------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   308,863       $ 389,109        $    41,927
  Expenses:
   Asset-based charges................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------
   Net Expenses.......................................................     243,522         247,074             91,501
                                                                       -----------       ---------        -----------

NET INVESTMENT INCOME (LOSS)..........................................      65,341         142,035            (49,574)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     760,387         (86,251)           341,662
   Net realized gain distribution from the Portfolios.................     801,948         421,141            401,632
                                                                       -----------       ---------        -----------
  Net realized gain (loss) on investments.............................   1,562,335         334,890            743,294
                                                                       -----------       ---------        -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,283,043)       (839,154)        (1,032,876)
                                                                       -----------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (720,708)       (504,264)          (289,582)
                                                                       -----------       ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (655,367)      $(362,229)       $  (339,156)
                                                                       ===========       =========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                                         VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                       --------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 137,506       $  16,754      $  5,610,648
  Expenses:
   Asset-based charges................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------
   Net Expenses.......................................................      176,479          51,180         7,259,301
                                                                          ---------       ---------      ------------

NET INVESTMENT INCOME (LOSS)..........................................      (38,973)        (34,426)       (1,648,653)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      561,344          84,993        11,911,879
   Net realized gain distribution from the Portfolios.................      258,716         169,154        35,930,030
                                                                          ---------       ---------      ------------
  Net realized gain (loss) on investments.............................      820,060         254,147        47,841,909
                                                                          ---------       ---------      ------------

  Net change in unrealized appreciation (depreciation) of investments.     (894,623)       (494,315)      (63,571,860)
                                                                          ---------       ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (74,563)       (240,168)      (15,729,951)
                                                                          ---------       ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(113,536)      $(274,594)     $(17,378,604)
                                                                          =========       =========      ============

                                                                       AXA BALANCED AXA CONSERVATIVE
                                                                        STRATEGY*     ALLOCATION*
                                                                       ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,077,185    $   947,528
  Expenses:
   Asset-based charges................................................   1,354,523      1,440,877
                                                                       -----------    -----------
   Net Expenses.......................................................   1,354,523      1,440,877
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (277,338)      (493,349)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,121,921        (39,014)
   Net realized gain distribution from the Portfolios.................     870,141      2,002,544
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   1,992,062      1,963,530
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,891,385)    (3,127,629)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,899,323)    (1,164,099)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,176,661)   $(1,657,448)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                                       GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*
                                                                       ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 209,944        $  67,080       $  1,738,286
  Expenses:
   Asset-based charges................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------
   Net Expenses.......................................................      263,736           97,121          2,564,583
                                                                          ---------        ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................      (53,792)         (30,041)          (826,297)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      235,661           55,986          1,203,351
   Net realized gain distribution from the Portfolios.................      141,162           10,965          7,287,763
                                                                          ---------        ---------       ------------
  Net realized gain (loss) on investments.............................      376,823           66,951          8,491,114
                                                                          ---------        ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (703,988)        (150,391)       (11,544,874)
                                                                          ---------        ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (327,165)         (83,440)        (3,053,760)
                                                                          ---------        ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(380,957)       $(113,481)      $ (3,880,057)
                                                                          =========        =========       ============

                                                                         AXA GLOBAL              AXA INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH   CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*     VOLATILITY*
                                                                       -------------- ---------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  3,448,550   $ 15,015     $    98,641
  Expenses:
   Asset-based charges................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------
   Net Expenses.......................................................     5,034,712     15,191       2,222,000
                                                                        ------------   --------     -----------

NET INVESTMENT INCOME (LOSS)..........................................    (1,586,162)      (176)     (2,123,359)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    15,160,473     11,755       2,508,135
   Net realized gain distribution from the Portfolios.................            --     13,760              --
                                                                        ------------   --------     -----------
  Net realized gain (loss) on investments.............................    15,160,473     25,515       2,508,135
                                                                        ------------   --------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (24,327,235)   (51,332)     (9,532,077)
                                                                        ------------   --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (9,166,762)   (25,817)     (7,023,942)
                                                                        ------------   --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(10,752,924)  $(25,993)    $(9,147,301)
                                                                        ============   ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                           AXA INTERNATIONAL AXA LARGE CAP
                                                                        AXA INTERNATIONAL    VALUE MANAGED   CORE MANAGED
                                                                       MANAGED VOLATILITY*    VOLATILITY*     VOLATILITY*
                                                                       ------------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   3,251        $    198,064     $   283,903
  Expenses:
   Asset-based charges................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------
   Net Expenses.......................................................        101,403           2,529,388         398,727
                                                                            ---------        ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        (98,152)         (2,331,324)       (114,824)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        142,047           5,274,051       1,491,732
   Net realized gain distribution from the Portfolios.................        248,312                  --         438,086
                                                                            ---------        ------------     -----------
  Net realized gain (loss) on investments.............................        390,359           5,274,051       1,929,818
                                                                            ---------        ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (649,052)        (10,897,653)     (2,057,803)
                                                                            ---------        ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (258,693)         (5,623,602)       (127,985)
                                                                            ---------        ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(356,845)       $ (7,954,926)    $  (242,809)
                                                                            =========        ============     ===========

                                                                       AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,912,077  $ 13,688,966  $  3,804,744
  Expenses:
   Asset-based charges................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------
   Net Expenses.......................................................     8,796,826    11,373,941     6,636,959
                                                                        ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................    (6,884,749)    2,315,025    (2,832,215)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    44,782,283    30,450,271    43,136,121
   Net realized gain distribution from the Portfolios.................    29,088,654            --            --
                                                                        ------------  ------------  ------------
  Net realized gain (loss) on investments.............................    73,870,937    30,450,271    43,136,121
                                                                        ------------  ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.   (48,808,750)  (78,936,335)  (63,820,929)
                                                                        ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    25,062,187   (48,486,064)  (20,684,808)
                                                                        ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 18,177,438  $(46,171,039) $(23,517,023)
                                                                        ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA MODERATE    AXA MODERATE    AXA MODERATE-
                                                                       ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                       ------------  ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,844,462    $   395,879      $  9,716,826
  Expenses:
   Asset-based charges................................................   22,717,938        389,570        13,564,777
   Less: Reduction for expense limitation.............................   (6,081,129)            --                --
                                                                       ------------    -----------      ------------
   Net Expenses.......................................................   16,636,809        389,570        13,564,777
                                                                       ------------    -----------      ------------

NET INVESTMENT INCOME (LOSS)..........................................   (2,792,347)         6,309        (3,847,951)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,220,973        235,346        15,690,861
   Net realized gain distribution from the Portfolios.................   59,880,219        332,074        49,590,746
                                                                       ------------    -----------      ------------
  Net realized gain (loss) on investments.............................   61,101,192        567,420        65,281,607
                                                                       ------------    -----------      ------------

  Net change in unrealized appreciation (depreciation) of investments.  (88,586,489)    (1,357,790)      (88,376,532)
                                                                       ------------    -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (27,485,297)      (790,370)      (23,094,925)
                                                                       ------------    -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(30,277,644)   $  (784,061)     $(26,942,876)
                                                                       ============    ===========      ============

                                                                       AXA SMARTBETA  AXA/AB DYNAMIC  AXA/AB SMALL CAP
                                                                        EQUITY*(B)   MODERATE GROWTH*     GROWTH*
                                                                       ------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $   835       $ 102,637       $    165,951
  Expenses:
   Asset-based charges................................................        166         157,891          4,716,212
   Less: Reduction for expense limitation.............................         --              --                 --
                                                                          -------       ---------       ------------
   Net Expenses.......................................................        166         157,891          4,716,212
                                                                          -------       ---------       ------------

NET INVESTMENT INCOME (LOSS)..........................................        669         (55,254)        (4,550,261)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (122)        255,280         11,131,779
   Net realized gain distribution from the Portfolios.................        107         103,503         37,535,650
                                                                          -------       ---------       ------------
  Net realized gain (loss) on investments.............................        (15)        358,783         48,667,429
                                                                          -------       ---------       ------------

  Net change in unrealized appreciation (depreciation) of investments.     (2,015)       (575,002)       (58,282,278)
                                                                          -------       ---------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,030)       (216,219)        (9,614,849)
                                                                          -------       ---------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(1,361)      $(271,473)      $(14,165,110)
                                                                          =======       =========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AXA/FRANKLIN
                                                                         AXA/DOUBLELINE     AXA/FRANKLIN     SMALL CAP
                                                                         OPPORTUNISTIC    BALANCED MANAGED VALUE MANAGED
                                                                       CORE PLUS BOND*(B)   VOLATILITY*     VOLATILITY*
                                                                       ------------------ ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $ 11,373        $ 2,136,839     $    39,991
  Expenses:
   Asset-based charges................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------
   Net Expenses.......................................................         2,269          1,171,127         224,094
                                                                            --------        -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................         9,104            965,712        (184,103)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................          (666)         3,707,923       1,265,164
   Net realized gain distribution from the Portfolios.................            --                 --              --
                                                                            --------        -----------     -----------
  Net realized gain (loss) on investments.............................          (666)         3,707,923       1,265,164
                                                                            --------        -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.       (19,081)        (8,637,323)     (2,444,955)
                                                                            --------        -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (19,747)        (4,929,400)     (1,179,791)
                                                                            --------        -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(10,643)       $(3,963,688)    $(1,363,894)
                                                                            ========        ===========     ===========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP    AXA/LOOMIS
                                                                       VOLATILITY*   VALUE*(B)  SAYLES GROWTH*
                                                                       ------------ ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   898,838    $   285     $   53,354
  Expenses:
   Asset-based charges................................................     922,440        119        549,731
                                                                       -----------    -------     ----------
   Net Expenses.......................................................     922,440        119        549,731
                                                                       -----------    -------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (23,602)       166       (496,377)
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,395,235       (139)       (24,125)
   Net realized gain distribution from the Portfolios.................     386,259      2,914        477,160
                                                                       -----------    -------     ----------
  Net realized gain (loss) on investments.............................   3,781,494      2,775        453,035
                                                                       -----------    -------     ----------

  Net change in unrealized appreciation (depreciation) of investments.  (6,678,966)    (6,704)     4,126,754
                                                                       -----------    -------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,897,472)    (3,929)     4,579,789
                                                                       -----------    -------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,921,074)   $(3,763)    $4,083,412
                                                                       ===========    =======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA/MUTUAL                    AXA/TEMPLETON
                                                                         LARGE CAP      AXA/PACIFIC    GLOBAL EQUITY
                                                                       EQUITY MANAGED GLOBAL SMALL CAP    MANAGED
                                                                        VOLATILITY*      VALUE*(B)      VOLATILITY*
                                                                       -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   505,576       $    161      $        --
  Expenses:
   Asset-based charges................................................      362,009            330          594,157
                                                                        -----------       --------      -----------
   Net Expenses.......................................................      362,009            330          594,157
                                                                        -----------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........................................      143,567           (169)        (594,157)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,994,854           (415)       2,149,212
   Net realized gain distribution from the Portfolios.................           --          2,069               --
                                                                        -----------       --------      -----------
  Net realized gain (loss) on investments.............................    1,994,854          1,654        2,149,212
                                                                        -----------       --------      -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,109,126)       (16,914)      (3,310,914)
                                                                        -----------       --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,114,272)       (15,260)      (1,161,702)
                                                                        -----------       --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (970,705)      $(15,429)     $(1,755,859)
                                                                        ===========       ========      ===========

                                                                        CHARTER/SM/   CHARTER/SM
                                                                       INTERNATIONAL /MULTI-SECTOR    CHARTER/SM
                                                                       MODERATE*(B)      BOND*     /REAL ASSETS*(B)
                                                                       ------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $ 257      $ 1,481,743       $ 118
  Expenses:
   Asset-based charges................................................        32        1,231,247          30
                                                                           -----      -----------       -----
   Net Expenses.......................................................        32        1,231,247          30
                                                                           -----      -----------       -----

NET INVESTMENT INCOME (LOSS)..........................................       225          250,496          88
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        --       (1,913,717)         (8)
   Net realized gain distribution from the Portfolios.................         6               --          --
                                                                           -----      -----------       -----
  Net realized gain (loss) on investments.............................         6       (1,913,717)         (8)
                                                                           -----      -----------       -----

  Net change in unrealized appreciation (depreciation) of investments.      (972)        (117,237)       (504)
                                                                           -----      -----------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (966)      (2,030,954)       (512)
                                                                           -----      -----------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(741)     $(1,780,458)      $(424)
                                                                           =====      ===========       =====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CHARTER/SM/   CHARTER/SM/  EQ/BLACKROCK     EQ/BOSTON
                                                                        SMALL CAP    SMALL CAP    BASIC VALUE   ADVISORS EQUITY
                                                                         GROWTH*       VALUE*       EQUITY*         INCOME*
                                                                       -----------  ------------  ------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   118,884  $    600,850  $  9,044,494   $  1,659,440
  Expenses:
   Asset-based charges................................................     590,219     1,479,339     8,784,994      1,323,253
   Less: Reduction for expense limitation.............................         (42)         (184)           --             --
                                                                       -----------  ------------  ------------   ------------
   Net Expenses.......................................................     590,177     1,479,155     8,784,994      1,323,253
                                                                       -----------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (471,293)     (878,305)      259,500        336,187
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   3,020,979     6,738,494    41,625,785      3,208,847
   Net realized gain distribution from the Portfolios.................          --            --            --      9,139,680
                                                                       -----------  ------------  ------------   ------------
  Net realized gain (loss) on investments.............................   3,020,979     6,738,494    41,625,785     12,348,527
                                                                       -----------  ------------  ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (5,664,334)  (23,006,772)  (92,720,310)   (15,836,124)
                                                                       -----------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,643,355)  (16,268,278)  (51,094,525)    (3,487,597)
                                                                       -----------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,114,648) $(17,146,583) $(50,835,025)  $ (3,151,410)
                                                                       ===========  ============  ============   ============

                                                                        EQ/CALVERT   EQ/CAPITAL
                                                                         SOCIALLY     GUARDIAN
                                                                       RESPONSIBLE*  RESEARCH*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   453,961  $ 1,167,063
  Expenses:
   Asset-based charges................................................     572,002    2,641,100
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................     572,002    2,641,100
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (118,041)  (1,474,037)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,652,010   12,347,754
   Net realized gain distribution from the Portfolios.................   4,691,856           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   9,343,866   12,347,754
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,588,431)  (9,351,491)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (244,565)   2,996,263
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (362,606) $ 1,522,226
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                   EQ/EMERGING
                                                                         EQ/COMMON      EQ/CORE      MARKETS     EQ/EQUITY
                                                                        STOCK INDEX*  BOND INDEX*  EQUITY PLUS*  500 INDEX*
                                                                       -------------  -----------  ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  31,207,112  $ 1,675,868   $  27,605   $ 19,188,774
  Expenses:
   Asset-based charges................................................    32,917,570    1,397,165      47,603     15,169,282
   Less: Reduction for expense limitation.............................    (6,183,697)          --          --             --
                                                                       -------------  -----------   ---------   ------------
   Net Expenses.......................................................    26,733,873    1,397,165      47,603     15,169,282
                                                                       -------------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     4,473,239      278,703     (19,998)     4,019,492
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    85,439,268      705,091    (126,246)    66,265,343
   Net realized gain distribution from the Portfolios.................            --           --          --     21,266,543
                                                                       -------------  -----------   ---------   ------------
  Net realized gain (loss) on investments.............................    85,439,268      705,091    (126,246)    87,531,886
                                                                       -------------  -----------   ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (115,492,007)  (1,890,312)   (714,681)   (96,695,840)
                                                                       -------------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (30,052,739)  (1,185,221)   (840,927)    (9,163,954)
                                                                       -------------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (25,579,500) $  (906,518)  $(860,925)  $ (5,144,462)
                                                                       =============  ===========   =========   ============

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $   3,849,265
  Expenses:
   Asset-based charges................................................     243,119       9,092,779
   Less: Reduction for expense limitation.............................          --              --
                                                                         ---------   -------------
   Net Expenses.......................................................     243,119       9,092,779
                                                                         ---------   -------------

NET INVESTMENT INCOME (LOSS)..........................................    (243,119)     (5,243,514)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     116,149      30,250,289
   Net realized gain distribution from the Portfolios.................     848,073      37,247,592
                                                                         ---------   -------------
  Net realized gain (loss) on investments.............................     964,222      67,497,881
                                                                         ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.    (463,134)   (112,808,601)
                                                                         ---------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     501,088     (45,310,720)
                                                                         ---------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 257,969   $ (50,554,234)
                                                                         =========   =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                      EQ/
                                                                                                  INTERMEDIATE      EQ/
                                                                        EQ/GLOBAL   EQ/HIGH YIELD  GOVERNMENT  INTERNATIONAL
                                                                        BOND PLUS*      BOND*        BOND*     EQUITY INDEX*
                                                                       -----------  ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    28,863    $ 323,618    $ 372,479   $  9,106,259
  Expenses:
   Asset-based charges................................................     811,420       56,495      816,879      5,152,785
   Less: Reduction for expense limitation.............................          --           --       (4,898)            --
                                                                       -----------    ---------    ---------   ------------
   Net Expenses.......................................................     811,420       56,495      811,981      5,152,785
                                                                       -----------    ---------    ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (782,557)     267,123     (439,502)     3,953,474
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (2,229,923)     (56,902)     352,926       (740,269)
   Net realized gain distribution from the Portfolios.................      82,366           --       69,835             --
                                                                       -----------    ---------    ---------   ------------
  Net realized gain (loss) on investments.............................  (2,147,557)     (56,902)     422,761       (740,269)
                                                                       -----------    ---------    ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (389,243)    (487,333)    (494,052)   (15,496,968)
                                                                       -----------    ---------    ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,536,800)    (544,235)     (71,291)   (16,237,237)
                                                                       -----------    ---------    ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,319,357)   $(277,112)   $(510,793)  $(12,283,763)
                                                                       ===========    =========    =========   ============

                                                                                      EQ/JPMORGAN
                                                                        EQ/INVESCO       VALUE
                                                                        COMSTOCK*    OPPORTUNITIES*
                                                                       ------------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,528,524   $   489,098
  Expenses:
   Asset-based charges................................................    1,522,380       892,200
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    1,522,380       892,200
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,006,144      (403,102)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,472,205     6,266,035
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................    5,472,205     6,266,035
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (15,426,357)   (8,340,830)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (9,954,152)   (2,074,795)
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (8,948,008)  $(2,477,897)
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/LARGE       EQ/MFS
                                                                       EQ/LARGE CAP    CAP VALUE   INTERNATIONAL  EQ/MID CAP
                                                                       GROWTH INDEX*    INDEX*        GROWTH*       INDEX*
                                                                       ------------- ------------  ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,737,305  $  1,263,351   $   597,294  $  4,120,274
  Expenses:
   Asset-based charges................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------
   Net Expenses.......................................................    2,528,177       820,809     1,241,069     6,025,201
                                                                       ------------  ------------   -----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (790,872)      442,542      (643,775)   (1,904,927)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   15,325,187     5,031,768     1,647,054    35,250,818
   Net realized gain distribution from the Portfolios.................   17,674,185     1,580,170     1,493,111            --
                                                                       ------------  ------------   -----------  ------------
  Net realized gain (loss) on investments.............................   32,999,372     6,611,938     3,140,165    35,250,818
                                                                       ------------  ------------   -----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (25,537,911)  (10,773,126)   (3,691,922)  (52,701,957)
                                                                       ------------  ------------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    7,461,461    (4,161,188)     (551,757)  (17,451,139)
                                                                       ------------  ------------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  6,670,589  $ (3,718,646)  $(1,195,532) $(19,356,066)
                                                                       ============  ============   ===========  ============

                                                                                     EQ/MORGAN
                                                                        EQ/MONEY  STANLEY MID CAP
                                                                        MARKET*       GROWTH*
                                                                       ---------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $      --   $         --
  Expenses:
   Asset-based charges................................................   868,712      3,572,673
                                                                       ---------   ------------
   Net Expenses.......................................................   868,712      3,572,673
                                                                       ---------   ------------

NET INVESTMENT INCOME (LOSS)..........................................  (868,712)    (3,572,673)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,939)     3,653,973
   Net realized gain distribution from the Portfolios.................       366      7,053,628
                                                                       ---------   ------------
  Net realized gain (loss) on investments.............................    (2,573)    10,707,601
                                                                       ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     1,702    (25,966,899)
                                                                       ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (871)   (15,259,298)
                                                                       ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(869,583)  $(18,831,971)
                                                                       =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                        EQ/PIMCO    EQ/PIMCO
                                                                       EQ/OPPENHEIMER    GLOBAL       ULTRA      EQ/QUALITY
                                                                          GLOBAL*     REAL RETURN* SHORT BOND*   BOND PLUS*
                                                                       -------------- ------------ -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   323,315    $ 215,618   $   433,168  $ 1,015,589
  Expenses:
   Asset-based charges................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------
   Net Expenses.......................................................    1,471,535      169,099     1,162,046    1,235,476
                                                                        -----------    ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,148,220)      46,519      (728,878)    (219,887)
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,905,110     (128,976)     (265,829)  (1,164,272)
   Net realized gain distribution from the Portfolios.................           --       92,875            --           --
                                                                        -----------    ---------   -----------  -----------
  Net realized gain (loss) on investments.............................    5,905,110      (36,101)     (265,829)  (1,164,272)
                                                                        -----------    ---------   -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (3,494,544)    (631,101)     (425,701)     423,993
                                                                        -----------    ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    2,410,566     (667,202)     (691,530)    (740,279)
                                                                        -----------    ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 1,262,346    $(620,683)  $(1,420,408) $  (960,166)
                                                                        ===========    =========   ===========  ===========

                                                                         EQ/SMALL     EQ/T. ROWE
                                                                         COMPANY         PRICE
                                                                          INDEX*     GROWTH STOCK*
                                                                       ------------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  2,277,052   $        --
  Expenses:
   Asset-based charges................................................    3,118,202     4,725,540
                                                                       ------------   -----------
   Net Expenses.......................................................    3,118,202     4,725,540
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................     (841,150)   (4,725,540)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    8,987,073    25,341,736
   Net realized gain distribution from the Portfolios.................   19,822,124    14,684,696
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   28,809,197    40,026,432
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (42,226,883)   (4,870,953)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (13,417,686)   35,155,479
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,258,836)  $30,429,939
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/UBS                   FIDELITY(R) VIP
                                                                         GROWTH &   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                         INCOME*    OMEGA GROWTH*     PORTFOLIO
                                                                       -----------  -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   203,932   $         --   $  2,545,077
  Expenses:
   Asset-based charges................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------
   Net Expenses.......................................................     442,445      2,404,643      3,742,924
                                                                       -----------   ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (238,513)    (2,404,643)    (1,197,847)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   4,235,704      1,683,368     12,370,485
   Net realized gain distribution from the Portfolios.................   4,501,878     12,669,725     25,581,275
                                                                       -----------   ------------   ------------
  Net realized gain (loss) on investments.............................   8,737,582     14,353,093     37,951,760
                                                                       -----------   ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (9,518,935)   (11,715,268)   (39,725,673)
                                                                       -----------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (781,353)     2,637,825     (1,773,913)
                                                                       -----------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,019,866)  $    233,182   $ (2,971,760)
                                                                       ===========   ============   ============

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS
                                                                        EQUITY-INCOME      MID CAP      VIT MID CAP
                                                                          PORTFOLIO       PORTFOLIO     VALUE FUND
                                                                       --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   235,593     $    76,565    $    53,954
  Expenses:
   Asset-based charges................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------
   Net Expenses.......................................................        82,364         322,524        553,717
                                                                         -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       153,229        (245,959)      (499,763)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        56,995         282,819        (21,207)
   Net realized gain distribution from the Portfolios.................       614,624       2,863,350      3,444,780
                                                                         -----------     -----------    -----------
  Net realized gain (loss) on investments.............................       671,619       3,146,169      3,423,573
                                                                         -----------     -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,243,571)     (3,847,222)    (8,024,624)
                                                                         -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (571,952)       (701,053)    (4,601,051)
                                                                         -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (418,723)    $  (947,012)   $(5,100,814)
                                                                         ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                                        DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                                                       DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                                                       ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 158,302   $ 2,385,193  $ 1,520,017   $   684,383
  Expenses:
   Asset-based charges................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------
   Net Expenses.......................................................      99,838       861,361      336,326       619,892
                                                                         ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      58,464     1,523,832    1,183,691        64,491
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     263,278     1,497,503     (172,560)    1,530,461
   Net realized gain distribution from the Portfolios.................          --            --           --            --
                                                                         ---------   -----------  -----------   -----------
  Net realized gain (loss) on investments.............................     263,278     1,497,503     (172,560)    1,530,461
                                                                         ---------   -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (317,793)   (5,461,569)  (2,442,785)   (3,849,938)
                                                                         ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (54,515)   (3,964,066)  (2,615,345)   (2,319,477)
                                                                         ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   3,949   $(2,440,234) $(1,431,654)  $(2,254,986)
                                                                         =========   ===========  ===========   ===========

                                                                       INVESCO V.I. INVESCO V.I.
                                                                       MID CAP CORE  SMALL CAP
                                                                       EQUITY FUND  EQUITY FUND
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    15,731  $        --
  Expenses:
   Asset-based charges................................................     188,163      108,585
                                                                       -----------  -----------
   Net Expenses.......................................................     188,163      108,585
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (172,432)    (108,585)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     349,762      258,830
   Net realized gain distribution from the Portfolios.................   1,435,163    1,844,839
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................   1,784,925    2,103,669
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,446,859)  (2,652,694)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (661,934)    (549,025)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (834,366) $  (657,610)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                       IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                                        IVY FUNDS      VIP HIGH     VIP MID CAP   VIP SMALL
                                                                        VIP ENERGY      INCOME        GROWTH      CAP GROWTH
                                                                       ------------  ------------  ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $     24,930  $ 10,470,499  $         --  $        --
  Expenses:
   Asset-based charges................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------
   Net Expenses.......................................................      541,887     2,120,857     1,096,652      205,401
                                                                       ------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     (516,957)    8,349,642    (1,096,652)    (205,401)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (2,751,742)     (654,762)    2,381,728     (548,528)
   Net realized gain distribution from the Portfolios.................      225,754     1,777,757     6,934,228    2,073,557
                                                                       ------------  ------------  ------------  -----------
  Net realized gain (loss) on investments.............................   (2,525,988)    1,122,995     9,315,956    1,525,029
                                                                       ------------  ------------  ------------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (8,233,216)  (23,098,017)  (14,731,440)  (2,184,198)
                                                                       ------------  ------------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (10,759,204)  (21,975,022)   (5,415,484)    (659,169)
                                                                       ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(11,276,161) $(13,625,380) $ (6,512,136) $  (864,570)
                                                                       ============  ============  ============  ===========

                                                                           LAZARD
                                                                         RETIREMENT
                                                                          EMERGING        MFS(R)
                                                                       MARKETS EQUITY  INTERNATIONAL
                                                                         PORTFOLIO    VALUE PORTFOLIO
                                                                       -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  1,647,756    $ 3,732,731
  Expenses:
   Asset-based charges................................................     1,689,626      2,551,236
                                                                        ------------    -----------
   Net Expenses.......................................................     1,689,626      2,551,236
                                                                        ------------    -----------

NET INVESTMENT INCOME (LOSS)..........................................       (41,870)     1,181,495
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (2,674,952)     8,756,128
   Net realized gain distribution from the Portfolios.................       374,724      2,135,922
                                                                        ------------    -----------
  Net realized gain (loss) on investments.............................    (2,300,228)    10,892,050
                                                                        ------------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (29,324,061)    (4,081,984)
                                                                        ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (31,624,289)     6,810,066
                                                                        ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(31,666,159)   $ 7,991,561
                                                                        ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       MFS(R)
                                                                                    MASSACHUSETTS
                                                                          MFS(R)      INVESTORS     MFS(R)       MFS(R)
                                                                        INVESTORS   GROWTH STOCK  TECHNOLOGY    UTILITIES
                                                                       TRUST SERIES PORTFOLIO(A)  PORTFOLIO      SERIES
                                                                       ------------ ------------- ----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    82,269   $    50,514  $       --  $  3,942,889
  Expenses:
   Asset-based charges................................................     149,446       102,231     580,191     1,229,305
   Less: Reduction for expense limitation.............................          --            --          --            --
                                                                       -----------   -----------  ----------  ------------
   Net Expenses.......................................................     149,446       102,231     580,191     1,229,305
                                                                       -----------   -----------  ----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................     (67,177)      (51,717)   (580,191)    2,713,584
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     669,795       278,559   3,691,604     2,056,384
   Net realized gain distribution from the Portfolios.................   1,293,401       637,874   1,486,648     6,920,207
                                                                       -----------   -----------  ----------  ------------
  Net realized gain (loss) on investments.............................   1,963,196       916,433   5,178,252     8,976,591
                                                                       -----------   -----------  ----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (2,040,908)   (1,155,150)   (610,593)  (27,913,715)
                                                                       -----------   -----------  ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (77,712)     (238,717)  4,567,659   (18,937,124)
                                                                       -----------   -----------  ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (144,889)  $  (290,434) $3,987,468  $(16,223,540)
                                                                       ===========   ===========  ==========  ============


                                                                       MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER
                                                                         EQUITY*     CORE BOND*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   984,317  $ 2,411,707
  Expenses:
   Asset-based charges................................................   8,369,500    1,548,377
   Less: Reduction for expense limitation.............................  (2,777,308)          --
                                                                       -----------  -----------
   Net Expenses.......................................................   5,592,192    1,548,377
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (4,607,875)     863,330
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  27,399,779   (1,945,759)
   Net realized gain distribution from the Portfolios.................          --           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  27,399,779   (1,945,759)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,090,422)    (232,836)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  24,309,357   (2,178,595)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $19,701,482  $(1,315,265)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on March 27, 2015.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER  MULTIMANAGER               OPPENHEIMER
                                                                         MID CAP       MID CAP    MULTIMANAGER  MAIN STREET
                                                                         GROWTH*        VALUE*    TECHNOLOGY*   FUND(R)/VA
                                                                       ------------  ------------ ------------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --  $   402,148  $         --   $  15,945
  Expenses:
   Asset-based charges................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------
   Net Expenses.......................................................    1,021,770      770,994     1,918,749      25,129
                                                                       ------------  -----------  ------------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   (1,021,770)    (368,846)   (1,918,749)     (9,184)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    2,693,193    4,349,016    12,911,787      70,236
   Net realized gain distribution from the Portfolios.................    6,815,513           --    10,758,589     373,003
                                                                       ------------  -----------  ------------   ---------
  Net realized gain (loss) on investments.............................    9,508,706    4,349,016    23,670,376     443,239
                                                                       ------------  -----------  ------------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (10,536,292)  (7,860,004)  (14,489,931)   (388,538)
                                                                       ------------  -----------  ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (1,027,586)  (3,510,988)    9,180,445      54,701
                                                                       ------------  -----------  ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (2,049,356) $(3,879,834) $  7,261,696   $  45,517
                                                                       ============  ===========  ============   =========

                                                                               PIMCO
                                                                       COMMODITYREALRETURN(R) TARGET 2015
                                                                         STRATEGY PORTFOLIO   ALLOCATION*
                                                                       ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................      $   232,270        $ 279,937
  Expenses:
   Asset-based charges................................................           66,817          305,163
                                                                            -----------        ---------
   Net Expenses.......................................................           66,817          305,163
                                                                            -----------        ---------

NET INVESTMENT INCOME (LOSS)..........................................          165,453          (25,226)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................         (733,882)         (17,414)
   Net realized gain distribution from the Portfolios.................               --          291,569
                                                                            -----------        ---------
  Net realized gain (loss) on investments.............................         (733,882)         274,155
                                                                            -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.       (1,141,016)        (993,286)
                                                                            -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (1,874,898)        (719,131)
                                                                            -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......      $(1,709,445)       $(744,357)
                                                                            ===========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       TARGET 2025  TARGET 2035  TARGET 2045   TARGET 2055
                                                                       ALLOCATION*  ALLOCATION*  ALLOCATION*  ALLOCATION*(B)
                                                                       -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   689,479  $   666,204  $   567,817     $  7,385
  Expenses:
   Asset-based charges................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------
   Net Expenses.......................................................     674,708      633,852      517,049        1,560
                                                                       -----------  -----------  -----------     --------

NET INVESTMENT INCOME (LOSS)..........................................      14,771       32,352       50,768        5,825
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     791,938      940,952      641,641         (690)
   Net realized gain distribution from the Portfolios.................     721,427      772,153      696,096          520
                                                                       -----------  -----------  -----------     --------
  Net realized gain (loss) on investments.............................   1,513,365    1,713,105    1,337,737         (170)
                                                                       -----------  -----------  -----------     --------

  Net change in unrealized appreciation (depreciation) of investments.  (3,332,037)  (3,456,752)  (2,945,712)     (19,362)
                                                                       -----------  -----------  -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,818,672)  (1,743,647)  (1,607,975)     (19,532)
                                                                       -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,803,901) $(1,711,295) $(1,557,207)    $(13,707)
                                                                       ===========  ===========  ===========     ========

                                                                        TEMPLETON   VAN ECK VIP
                                                                       GLOBAL BOND  GLOBAL HARD
                                                                        VIP FUND    ASSETS FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 3,402,213  $     5,386
  Expenses:
   Asset-based charges................................................     519,666      231,031
                                                                       -----------  -----------
   Net Expenses.......................................................     519,666      231,031
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   2,882,547     (225,645)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (712,986)  (1,223,149)
   Net realized gain distribution from the Portfolios.................     220,971           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................    (492,015)  (1,223,149)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,904,619)  (5,869,339)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (5,396,634)  (7,092,488)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,514,087) $(7,318,133)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          ALL ASSET                ALL ASSET           ALL ASSET MODERATE
                                                     AGGRESSIVE-ALT 25*         GROWTH-ALT 20*           GROWTH-ALT 15*
                                                   ----------------------  ------------------------  ----------------------
                                                      2015        2014         2015         2014        2015        2014
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (22,322) $   31,181  $  (232,822) $   124,090  $  (13,005) $   28,411
 Net realized gain (loss) on investments..........     70,037      79,934    2,409,286    1,816,751      35,162      40,320
 Net change in unrealized appreciation
   (depreciation) of investments..................   (531,819)   (110,353)  (5,040,309)  (1,400,170)   (306,085)    (68,646)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (484,104)        762   (2,863,845)     540,671    (283,928)         85
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  2,491,151   2,457,530    8,787,300    9,103,410   2,081,982   1,300,044
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,165,901   1,670,726   (3,949,026)    (642,926)    937,936   1,594,484
 Redemptions for contract benefits and
   terminations...................................   (208,094)   (199,397)  (4,265,364)  (3,881,854)   (411,467)    (78,951)
 Contract maintenance charges.....................    (13,765)     (5,701)     (60,485)     (57,186)     (6,898)     (1,628)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  3,435,193   3,923,158      512,425    4,521,444   2,601,553   2,813,949
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      1,800         (35)          --           --          12          --
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,952,889   3,923,885   (2,351,420)   5,062,115   2,317,637   2,814,034
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  5,080,978   1,157,093   55,179,446   50,117,331   3,193,933     379,899
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $8,033,867  $5,080,978  $52,828,026  $55,179,446  $5,511,570  $3,193,933
                                                   ==========  ==========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         54          47           78           85          35          31
 Redeemed.........................................        (22)        (12)         (74)         (54)        (11)         (4)
                                                   ----------  ----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)..........................         32          35            4           31          24          27
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                  AMERICAN FUNDS
                                                      AMERICAN CENTURY VP       INSURANCE SERIES(R)        AXA 400 MANAGED
                                                      MID CAP VALUE FUND           BOND FUND/SM/             VOLATILITY*
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    65,341  $   (18,883) $   142,035  $   153,849  $   (49,574) $  (51,171)
 Net realized gain (loss) on investments..........   1,562,335    1,001,293      334,890       39,169      743,294     761,384
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,283,043)     698,764     (839,154)     (42,812)  (1,032,876)   (239,536)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (655,367)   1,681,174     (362,229)     150,206     (339,156)    470,677
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,150,808    4,271,551    6,586,292    3,443,700    1,064,750     996,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,476,303      866,780    7,142,543    8,282,407      261,222    (195,661)
 Redemptions for contract benefits and
   terminations...................................    (696,639)    (221,998)  (1,937,918)    (237,409)    (653,570)   (328,178)
 Contract maintenance charges.....................     (24,371)     (16,022)     (10,723)      (2,464)      (6,046)     (5,298)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   9,906,101    4,900,311   11,780,194   11,486,234      666,356     467,171
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         538          151          961          122           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   9,251,272    6,581,636   11,418,926   11,636,562      327,200     937,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  15,575,291    8,993,655   13,071,407    1,434,845    7,055,441   6,117,593
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $24,826,563  $15,575,291  $24,490,333  $13,071,407  $ 7,382,641  $7,055,441
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           --           --           15          13
 Redeemed.........................................          --           --           --           --          (11)        (12)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --            4           1
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS II
 Issued...........................................          71           36           --           --           --          --
 Redeemed.........................................         (15)          (6)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          56           30           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY CLASS 4
 Issued...........................................          --           --          174          136           --          --
 Redeemed.........................................          --           --          (57)         (20)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --          117          116           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        AXA 500 MANAGED         AXA 2000 MANAGED           AXA AGGRESSIVE
                                                          VOLATILITY*              VOLATILITY*               ALLOCATION*
                                                   ------------------------  ----------------------  --------------------------
                                                       2015         2014        2015        2014         2015          2014
                                                   -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (38,973) $   (58,295) $  (34,426) $  (40,430) $ (1,648,653) $  1,999,602
 Net realized gain (loss) on investments..........     820,060      978,106     254,147     323,371    47,841,909    66,576,169
 Net change in unrealized appreciation
   (depreciation) of investments..................    (894,623)     215,316    (494,315)   (194,647)  (63,571,860)  (49,726,737)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (113,536)   1,135,127    (274,594)     88,294   (17,378,604)   18,849,034
                                                   -----------  -----------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,070,038    1,719,383     647,526     486,235    67,857,691    68,189,303
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     988,791    2,093,351     274,990     (81,630)  (23,220,035)  (18,179,612)
 Redemptions for contract benefits and
   terminations...................................  (1,145,021)  (1,039,729)   (443,907)   (258,693)  (33,860,329)  (32,887,256)
 Contract maintenance charges.....................     (11,885)      (9,716)     (2,861)     (2,550)     (933,840)     (918,048)
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,901,923    2,763,289     475,748     143,362     9,843,487    16,204,387
                                                   -----------  -----------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         114          702          --          --            --            --
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,788,501    3,899,118     201,154     231,656    (7,535,117)   35,053,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,843,248    8,944,130   3,815,127   3,583,471   574,941,101   539,887,680
                                                   -----------  -----------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,631,749  $12,843,248  $4,016,281  $3,815,127  $567,405,984  $574,941,101
                                                   ===========  ===========  ==========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          42           57          13          16           472           483
 Redeemed.........................................         (31)         (39)        (10)        (15)         (419)         (390)
                                                   -----------  -----------  ----------  ----------  ------------  ------------
 Net Increase (Decrease)..........................          11           18           3           1            53            93
                                                   ===========  ===========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA BALANCED             AXA CONSERVATIVE        AXA CONSERVATIVE GROWTH
                                                      STRATEGY*                  ALLOCATION*                 STRATEGY*
                                              -------------------------  --------------------------  ------------------------
                                                  2015          2014         2015          2014          2015         2014
                                              ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (277,338) $  (103,594) $   (493,349) $   (455,054) $   (53,792) $   (32,405)
 Net realized gain (loss) on investments.....    1,992,062    3,111,741     1,963,530     3,674,886      376,823      544,245
 Net change in unrealized appreciation
   (depreciation) of investments.............   (3,891,385)    (237,238)   (3,127,629)   (1,575,945)    (703,988)     (78,948)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations.................   (2,176,661)   2,770,909    (1,657,448)    1,643,887     (380,957)     432,892
                                              ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   17,566,539   17,062,710    12,537,302    13,643,650    4,946,715    4,463,741
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    1,786,811    2,805,739    (4,135,785)   (3,982,088)     624,493      697,021
 Redemptions for contract benefits and
   terminations..............................   (5,563,145)  (5,044,261)  (13,968,148)  (13,083,978)  (1,944,142)  (1,388,440)
 Contract maintenance charges................     (949,364)    (807,201)     (195,593)     (195,252)    (115,215)    (110,113)
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   12,840,841   14,016,987    (5,762,224)   (3,617,668)   3,511,851    3,662,209
                                              ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --           45            --            --          500           --
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........   10,664,180   16,787,941    (7,419,672)   (1,973,781)   3,131,394    4,095,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   98,367,695   81,579,754   121,035,663   123,009,444   18,927,880   14,832,779
                                              ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $109,031,875  $98,367,695  $113,615,991  $121,035,663  $22,059,274  $18,927,880
                                              ============  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Redeemed....................................           (1)          --            --            --           --           --
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           (1)          --            --            --           --           --
                                              ============  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued......................................          171          178           178           167           64           57
 Redeemed....................................          (74)         (71)         (220)         (201)         (34)         (24)
                                              ------------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease).....................           97          107           (42)          (34)          30           33
                                              ============  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS         AXA GLOBAL EQUITY
                                                     STRATEGY*                 ALLOCATION*             MANAGED VOLATILITY*
                                              -----------------------  --------------------------  --------------------------
                                                 2015         2014         2015          2014          2015          2014
                                              ----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $  (30,041) $   (34,724) $   (826,297) $   (461,877) $ (1,586,162) $ (1,410,906)
 Net realized gain (loss) on investments.....     66,951      128,678     8,491,114    10,769,773    15,160,473    18,036,789
 Net change in unrealized appreciation
   (depreciation) of investments.............   (150,391)      (1,722)  (11,544,874)   (6,471,837)  (24,327,235)  (14,674,262)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (113,481)      92,232    (3,880,057)    3,836,059   (10,752,924)    1,951,621
                                              ----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......  1,647,301    1,098,829    29,963,982    28,611,391    24,305,138    27,331,211
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................    649,258       (5,181)   (9,031,071)   (6,547,406)  (18,318,499)  (21,165,510)
 Redemptions for contract benefits and
   terminations..............................   (941,534)  (1,006,058)  (22,559,492)  (20,560,140)  (29,477,398)  (34,527,759)
 Contract maintenance charges................    (46,296)     (41,793)     (394,974)     (394,800)     (256,514)     (283,949)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.  1,308,729       45,797    (2,021,555)    1,109,045   (23,747,273)  (28,646,007)
                                              ----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............         67           --            --            --            --        30,000
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  1,195,315      138,029    (5,901,612)    4,945,104   (34,500,197)  (26,664,386)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  6,971,116    6,833,087   208,436,491   203,491,387   398,508,082   425,172,468
                                              ----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $8,166,431  $ 6,971,116  $202,534,879  $208,436,491  $364,007,885  $398,508,082
                                              ==========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................         31           23           249           266           125           148
 Redeemed....................................        (18)         (22)         (263)         (258)         (237)         (279)
                                              ----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).....................         13            1           (14)            8          (112)         (131)
                                              ==========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                AXA INTERNATIONAL         AXA INTERNATIONAL
                                                                                  CORE MANAGED                 MANAGED
                                                    AXA GROWTH STRATEGY*         VOLATILITY*(A)              VOLATILITY*
                                                   ----------------------  --------------------------  ----------------------
                                                      2015        2014         2015          2014         2015        2014
                                                   ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     (176) $    2,538  $ (2,123,359) $    325,267  $  (98,152) $  (27,198)
 Net realized gain (loss) on investments..........     25,515      39,141     2,508,135     3,885,269     390,359     377,021
 Net change in unrealized appreciation
   (depreciation) of investments..................    (51,332)     14,581    (9,532,077)  (20,662,008)   (649,052)   (930,585)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (25,993)     56,260    (9,147,301)  (16,451,472)   (356,845)   (580,762)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     27,000          --    13,789,615    14,436,337   1,369,391   1,356,122
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....         --          --    (6,752,215)   50,792,287     801,407     111,217
 Redemptions for contract benefits and
   terminations...................................    (31,504)    (21,641)  (14,345,963)  (13,420,667)   (529,568)   (406,637)
 Contract maintenance charges.....................         (3)         --      (120,300)     (119,653)     (6,949)     (6,373)
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................     (4,507)    (21,641)   (7,428,863)   51,688,304   1,634,281   1,054,329
                                                   ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        (14)         --           (81)           --          --          --
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (30,514)     34,619   (16,576,245)   35,236,832   1,277,436     473,567
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,322,648   1,288,029   175,805,431   140,568,599   7,169,756   6,696,189
                                                   ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,292,134  $1,322,648  $159,229,186  $175,805,431  $8,447,192  $7,169,756
                                                   ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         --          --           158           568          26          21
 Redeemed.........................................         --          --          (216)         (201)        (11)        (13)
                                                   ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..........................         --          --           (58)          367          15           8
                                                   ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                  MANAGED VOLATILITY*      MANAGED VOLATILITY*(C)     MANAGED VOLATILITY*(D)
                                              --------------------------  ------------------------  --------------------------
                                                  2015          2014          2015         2014         2015          2014
                                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ (2,331,324) $    660,458  $  (114,824) $   (24,405) $ (6,884,749) $ (5,107,291)
 Net realized gain (loss) on investments.....    5,274,051    12,902,493    1,929,818    2,305,622    73,870,937    27,093,793
 Net change in unrealized appreciation
   (depreciation) of investments.............  (10,897,653)  (31,816,687)  (2,057,803)      26,608   (48,808,750)   24,087,387
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations.................   (7,954,926)  (18,253,736)    (242,809)   2,307,825    18,177,438    46,073,889
                                              ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   12,589,321    14,140,868    1,738,667    1,288,374    29,170,580    20,496,200
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (6,932,033)   (9,619,940)    (961,017)  14,383,810   (25,368,034)  367,078,405
 Redemptions for contract benefits and
   terminations..............................  (15,456,130)  (19,171,660)  (3,060,724)  (2,421,867)  (46,915,253)  (39,166,613)
 Contract maintenance charges................     (132,571)     (156,186)     (18,418)     (14,570)     (446,116)     (343,641)
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner transactions.   (9,931,413)  (14,806,918)  (2,301,492)  13,235,747   (43,558,823)  348,064,351
                                              ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA in Separate Account A..............           --        15,288           --           --            --            --
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........  (17,886,339)  (33,045,366)  (2,544,301)  15,543,572   (25,381,385)  394,138,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  198,059,913   231,105,279   32,005,024   16,461,452   677,463,697   283,325,457
                                              ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.......... $180,173,574  $198,059,913  $29,460,723  $32,005,024  $652,082,312  $677,463,697
                                              ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................          131           128           24          130           172         1,945
 Redeemed....................................         (204)         (232)         (40)         (31)         (359)         (314)
                                              ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease).....................          (73)         (104)         (16)          99          (187)        1,631
                                              ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014
(d)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                   AXA LARGE CAP VALUE           AXA MID CAP VALUE               AXA MODERATE
                                  MANAGED VOLATILITY*(B)        MANAGED VOLATILITY*               ALLOCATION*
                               ---------------------------  --------------------------  ------------------------------
                                    2015          2014          2015          2014           2015            2014
                               -------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss). $   2,315,025  $    572,993  $ (2,832,215) $ (3,826,169) $   (2,792,347) $    2,406,143
 Net realized gain (loss) on
   investments................    30,450,271    12,986,322    43,136,121    43,407,714      61,101,192      83,894,659
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (78,936,335)   73,205,168   (63,820,929)    7,372,791     (88,586,489)    (51,420,524)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations.................   (46,171,039)   86,764,483   (23,517,023)   46,954,336     (30,277,644)     34,880,278
                               -------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners.............    32,528,527    32,841,519    21,889,538    23,186,035     132,657,188     142,246,813
 Transfers between Variable
   Investment Options
   including guaranteed
   interest account, net......   (26,997,322)   25,867,262   (17,662,925)  (20,408,724)    (57,115,033)    (41,060,468)
 Redemptions for contract
   benefits and terminations..   (68,273,876)  (76,726,663)  (38,044,812)  (43,361,631)   (140,945,412)   (149,088,289)
 Contract maintenance charges.      (539,605)     (577,684)     (312,825)     (340,549)     (2,107,058)     (2,116,959)
 Adjustment to net assets
   allocated to contracts in
   payout period..............       674,789        50,658            --            --         641,530         526,011
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions.   (62,607,487)  (18,544,908)  (34,131,024)  (40,924,869)    (66,868,785)    (49,492,892)
                               -------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA in
   Separate Account A.........      (674,789)    3,179,342            --        10,000         663,257         794,014
                               -------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS...................  (109,453,315)   71,398,917   (57,648,047)    6,039,467     (96,483,172)    (13,818,600)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD...............   920,723,405   849,324,488   524,841,896   518,802,429   1,710,235,097   1,724,053,697
                               -------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD....................... $ 811,270,090  $920,723,405  $467,193,849  $524,841,896  $1,613,751,925  $1,710,235,097
                               =============  ============  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................           244           536            --            --             751             855
 Redeemed.....................          (589)         (689)           --            --          (1,755)         (1,891)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......          (345)         (153)           --            --          (1,004)         (1,036)
                               =============  ============  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued.......................            30           137           121           145             512             580
 Redeemed.....................           (93)         (108)         (263)         (323)           (388)           (324)
                               -------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)......           (63)           29          (142)         (178)            124             256
                               =============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                      AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA SMARTBETA
                                                           STRATEGY*                   ALLOCATION*            EQUITY*(I)
                                                   ------------------------  ------------------------------  -------------
                                                       2015         2014          2015            2014           2015
                                                   -----------  -----------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $     6,309  $    60,274  $   (3,847,951) $      708,477     $   669
 Net realized gain (loss) on investments..........     567,420      817,022      65,281,607      96,435,352         (15)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,357,790)    (131,808)    (88,376,532)    (71,034,677)     (2,015)
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from operations................................    (784,061)     745,488     (26,942,876)     26,109,152      (1,361)
                                                   -----------  -----------  --------------  --------------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,758,522   10,973,339     110,658,451     116,316,556      14,509
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,023,202    2,630,929     (44,903,661)    (37,829,851)     61,085
 Redemptions for contract benefits and
   terminations...................................  (2,236,123)  (1,308,752)    (73,405,692)    (79,504,512)       (276)
 Contract maintenance charges.....................     (83,846)     (47,037)     (1,675,853)     (1,709,051)          3
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  12,461,755   12,248,479      (9,326,755)     (2,726,858)     75,321
                                                   -----------  -----------  --------------  --------------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --        2,500              --              --          --
                                                   -----------  -----------  --------------  --------------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............  11,677,694   12,996,467     (36,269,631)     23,382,294      73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  25,397,637   12,401,170   1,080,447,844   1,057,065,550          --
                                                   -----------  -----------  --------------  --------------     -------

NET ASSETS -- END OF YEAR OR PERIOD............... $37,075,331  $25,397,637  $1,044,178,213  $1,080,447,844     $73,960
                                                   ===========  ===========  ==============  ==============     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         141          142             732             811           1
 Redeemed.........................................         (41)         (41)           (798)           (833)         (1)
                                                   -----------  -----------  --------------  --------------     -------
 Net Increase (Decrease)..........................         100          101             (66)            (22)         --
                                                   ===========  ===========  ==============  ==============     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                           AXA/DOUBLELINE
                                                        AXA/AB DYNAMIC            AXA/AB SMALL CAP         OPPORTUNISTIC
                                                       MODERATE GROWTH*                GROWTH*           CORE PLUS BOND*(I)
                                                   ------------------------  --------------------------  ------------------
                                                       2015         2014         2015          2014             2015
                                                   -----------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (55,254) $   (11,258) $ (4,550,261) $ (4,609,390)      $  9,104
 Net realized gain (loss) on investments..........     358,783      230,240    48,667,429    57,562,772           (666)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (575,002)      75,480   (58,282,278)  (45,318,671)       (19,081)
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from operations................................    (271,473)     294,462   (14,165,110)    7,634,711        (10,643)
                                                   -----------  -----------  ------------  ------------       --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,063,837    2,258,652    17,039,665    16,663,317        324,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,223,773    3,928,673   (10,278,314)  (10,678,314)       366,014
 Redemptions for contract benefits and
   terminations...................................  (2,199,951)    (290,909)  (29,387,789)  (31,015,245)        (2,178)
 Contract maintenance charges.....................     (12,760)      (5,921)     (215,449)     (230,822)           (79)
 Adjustment to net assets allocated to contracts
   in payout period...............................          --           --       250,494       154,461             --
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   3,074,899    5,890,495   (22,591,393)  (25,106,603)       688,655
                                                   -----------  -----------  ------------  ------------       --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          59           --      (250,489)     (154,461)            13
                                                   -----------  -----------  ------------  ------------       --------

NET INCREASE (DECREASE) IN NET ASSETS.............   2,803,485    6,184,957   (37,006,992)  (17,626,353)       678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  11,621,055    5,436,098   370,725,196   388,351,549             --
                                                   -----------  -----------  ------------  ------------       --------

NET ASSETS -- END OF YEAR OR PERIOD............... $14,424,540  $11,621,055  $333,718,204  $370,725,196       $678,025
                                                   ===========  ===========  ============  ============       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................          --           --            68           106             --
 Redeemed.........................................          --           --          (136)         (183)            --
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          --           --           (68)          (77)            --
                                                   ===========  ===========  ============  ============       ========

UNIT ACTIVITY CLASS B
 Issued...........................................          50           58            55            52              8
 Redeemed.........................................         (25)          (9)          (53)          (54)            (1)
                                                   -----------  -----------  ------------  ------------       --------
 Net Increase (Decrease)..........................          25           49             2            (2)             7
                                                   ===========  ===========  ============  ============       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                              AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                                     AXA/FRANKLIN BALANCED         VALUE MANAGED          ALLOCATION MANAGED
                                                      MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   965,712  $   966,300  $  (184,103) $  (236,191) $   (23,602) $   327,155
 Net realized gain (loss) on investments..........   3,707,923    3,802,524    1,265,164    1,600,704    3,781,494    3,891,162
 Net change in unrealized appreciation
   (depreciation) of investments..................  (8,637,323)    (841,981)  (2,444,955)  (1,209,342)  (6,678,966)  (1,525,302)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,963,688)   3,926,843   (1,363,894)     155,171   (2,921,074)   2,693,015
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,319,332    6,747,741    1,469,212    1,482,680    7,294,151    6,926,815
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (706,877)   9,420,426   (1,171,446)    (189,672)    (414,645)   3,815,706
 Redemptions for contract benefits and
   terminations...................................  (8,684,795)  (8,816,436)  (1,586,531)  (2,437,778)  (6,701,177)  (5,530,067)
 Contract maintenance charges.....................     (64,860)     (63,507)     (10,921)     (11,809)     (67,829)     (65,810)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  (1,137,200)   7,288,224   (1,299,686)  (1,156,579)     110,500    5,146,644
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       20,000           --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (5,100,888)  11,235,067   (2,663,580)  (1,001,408)  (2,810,574)   7,839,659
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  92,543,338   81,308,271   18,940,642   19,942,050   72,035,605   64,195,946
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $87,442,450  $92,543,338  $16,277,062  $18,940,642  $69,225,031  $72,035,605
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................         129          176           17           25          102          144
 Redeemed.........................................        (141)        (118)         (27)         (32)        (102)         (97)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................         (12)          58          (10)          (7)          --           47
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    AXA/MUTUAL LARGE CAP
                                                       AXA/HORIZON         AXA/LOOMIS SAYLES           EQUITY MANAGED
                                                   SMALL CAP VALUE*(I)          GROWTH*                  VOLATILITY*
                                                   ------------------- -------------------------  ------------------------
                                                          2015             2015         2014          2015         2014
                                                   ------------------- -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................       $   166       $  (496,377) $   (499,486) $   143,567  $   139,252
 Net realized gain (loss) on investments..........         2,775           453,035    15,657,431    1,994,854    2,781,019
 Net change in unrealized appreciation
   (depreciation) of investments..................        (6,704)        4,126,754   (12,554,925)  (3,109,126)    (512,133)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................        (3,763)        4,083,412     2,603,020     (970,705)   2,408,138
                                                         -------       -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............        17,051         2,325,174     2,044,421    1,433,292    1,737,200
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....        63,286           742,871    (2,849,298)  (1,284,297)  (1,195,398)
 Redemptions for contract benefits and
   terminations...................................          (215)       (3,158,598)   (4,377,311)  (3,022,088)  (3,829,687)
 Contract maintenance charges.....................             1           (23,535)      (23,551)     (32,737)     (33,539)
                                                         -------       -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................        80,123          (114,088)   (5,205,739)  (2,905,830)  (3,321,424)
                                                         -------       -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............        76,360         3,969,324    (2,602,719)  (3,876,535)    (913,286)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --        42,012,532    44,615,251   29,743,606   30,656,892
                                                         -------       -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............       $76,360       $45,981,856  $ 42,012,532  $25,867,071  $29,743,606
                                                         =======       ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................             1                38            18           14           19
 Redeemed.........................................            --               (38)          (50)         (36)         (45)
                                                         -------       -----------  ------------  -----------  -----------
 Net Increase (Decrease)..........................             1                --           (32)         (22)         (26)
                                                         =======       ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     AXA/PACIFIC      AXA/TEMPLETON GLOBAL     CHARTER/SM/
                                                   GLOBAL SMALL CAP      EQUITY MANAGED       INTERNATIONAL
                                                      VALUE*(I)            VOLATILITY*        MODERATE*(I)
                                                   ---------------- ------------------------  -------------
                                                         2015           2015         2014         2015
                                                   ---------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (169)    $  (594,157) $    57,168     $   225
 Net realized gain (loss) on investments..........        1,654       2,149,212    2,805,570           6
 Net change in unrealized appreciation
   (depreciation) of investments..................      (16,914)     (3,310,914)  (2,948,826)       (972)
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from operations................................      (15,429)     (1,755,859)     (86,088)       (741)
                                                       --------     -----------  -----------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............       51,040       4,685,861    5,225,617       4,555
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       86,057      (1,203,492)   1,057,497      19,198
 Redemptions for contract benefits and
   terminations...................................         (569)     (4,134,932)  (4,958,494)         --
 Contract maintenance charges.....................           (1)        (49,148)     (48,085)         --
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................      136,527        (701,711)   1,276,535      23,753
                                                       --------     -----------  -----------     -------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................           --              --       18,000          --
                                                       --------     -----------  -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS.............      121,098      (2,457,570)   1,208,447      23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........           --      46,638,538   45,430,091          --
                                                       --------     -----------  -----------     -------

NET ASSETS -- END OF YEAR OR PERIOD...............     $121,098     $44,180,968  $46,638,538     $23,012
                                                       ========     ===========  ===========     =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................            1              57           83          --
 Redeemed.........................................           --             (63)         (72)         --
                                                       --------     -----------  -----------     -------
 Net Increase (Decrease)..........................            1              (6)          11          --
                                                       ========     ===========  ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                           CHARTER/SM/
                                                          MULTI-SECTOR           CHARTER/SM/          CHARTER/SM/
                                                              BOND*            REAL ASSETS*(I)     SMALL CAP GROWTH*
                                                   --------------------------  --------------- -------------------------
                                                       2015          2014           2015           2015         2014
                                                   ------------  ------------  --------------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    250,496  $  1,269,800      $    88     $  (471,293) $   (658,342)
 Net realized gain (loss) on investments..........   (1,913,717)   (2,049,431)          (8)      3,020,979     5,945,722
 Net change in unrealized appreciation
   (depreciation) of investments..................     (117,237)    1,974,792         (504)     (5,664,334)   (7,995,435)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (1,780,458)    1,195,161         (424)     (3,114,648)   (2,708,055)
                                                   ------------  ------------      -------     -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    6,642,234     6,869,934        8,312       2,291,601     2,798,285
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (4,038,712)   (4,668,198)       4,763      (2,906,946)   (6,613,833)
 Redemptions for contract benefits and
   terminations...................................   (8,781,242)  (10,495,337)          --      (2,939,304)   (4,359,237)
 Contract maintenance charges.....................      (76,209)      (83,226)          (3)        (29,474)      (33,246)
 Adjustment to net assets allocated to contracts
   in payout period...............................       25,629        55,585           --              --            --
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   (6,228,300)   (8,321,242)      13,072      (3,584,123)   (8,208,031)
                                                   ------------  ------------      -------     -----------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................      (25,629)        9,415           --             (43)      194,996
                                                   ------------  ------------      -------     -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   (8,034,387)   (7,116,666)      12,648      (6,698,814)  (10,721,090)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  100,133,816   107,250,482           --      42,273,698    57,994,788
                                                   ------------  ------------      -------     -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 92,099,429  $100,133,816      $12,648     $40,574,884  $ 47,273,698
                                                   ============  ============      =======     ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................           42            44           --              --            --
 Redeemed.........................................          (74)          (87)          --              --            --
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................          (32)          (43)          --              --            --
                                                   ============  ============      =======     ===========  ============

UNIT ACTIVITY CLASS B
 Issued...........................................           40            48           --              34            58
 Redeemed.........................................          (46)          (61)          --             (57)         (110)
                                                   ------------  ------------      -------     -----------  ------------
 Net Increase (Decrease)..........................           (6)          (13)          --             (23)          (52)
                                                   ============  ============      =======     ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                            CHARTER/SM/                EQ/BLACKROCK             EQ/BOSTON ADVISORS
                                         SMALL CAP VALUE*           BASIC VALUE EQUITY*           EQUITY INCOME*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (878,305) $ (1,517,497) $    259,500  $ (1,258,775) $    336,187  $    313,209
 Net realized gain (loss) on
   investments.....................    6,738,494    11,789,785    41,625,785    51,223,658    12,348,527    15,863,930
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,006,772)  (19,126,655)  (92,720,310)    2,922,887   (15,836,124)   (8,628,156)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations  (17,146,583)   (8,854,367)  (50,835,025)   52,887,770    (3,151,410)    7,548,983
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    5,465,980     5,921,234    64,710,481    62,315,058     9,061,189     9,669,903
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (4,283,222)   (7,899,201)  (10,864,601)   (1,842,617)   (5,323,577)   (4,514,805)
 Redemptions for contract benefits
   and terminations................   (8,493,586)  (10,815,801)  (46,952,926)  (49,012,626)   (7,613,143)   (8,571,954)
 Contract maintenance charges......      (77,745)      (95,413)     (446,552)     (426,540)      (72,275)      (74,596)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (7,388,573)  (12,889,181)    6,446,402    11,033,275    (3,947,806)   (3,491,452)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         (182)       69,997            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (24,535,338)  (21,673,551)  (44,388,623)   63,921,045    (7,099,216)    4,057,531
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  126,451,029   148,124,580   693,107,660   629,186,615   109,343,107   105,285,576
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $101,915,691  $126,451,029  $648,719,037  $693,107,660  $102,243,891  $109,343,107
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           33            37           353           399            74            90
 Redeemed..........................          (66)          (92)         (311)         (334)         (100)         (109)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (33)          (55)           42            65           (26)          (19)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN             EQ/COMMON STOCK
                                          RESPONSIBLE*                 RESEARCH*                      INDEX*
                                    ------------------------  --------------------------  ------------------------------
                                        2015         2014         2015          2014           2015            2014
                                    -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (118,041) $  (183,582) $ (1,474,037) $ (1,185,829) $    4,473,239  $    1,713,835
 Net realized gain (loss) on
   investments.....................   9,343,866    2,435,840    12,347,754     9,069,728      85,439,268      79,273,485
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (9,588,431)   2,290,290    (9,351,491)    9,370,918    (115,492,007)    159,676,234
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations    (362,606)   4,542,548     1,522,226    17,254,817     (25,579,500)    240,663,554
                                    -----------  -----------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   3,581,757    3,186,281     8,740,076     8,254,720      49,488,360      51,072,631
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     315,079      749,623    (2,267,042)   (6,974,106)    (43,588,585)    (53,839,229)
 Redemptions for contract benefits
   and terminations................  (3,347,392)  (2,211,847)  (17,467,136)  (18,975,345)   (189,106,451)   (205,551,817)
 Contract maintenance charges......     (36,679)     (34,804)      (93,392)      (99,162)     (1,195,020)     (1,269,483)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --           --            --            --       2,093,320         259,398
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......     512,765    1,689,253   (11,087,494)  (17,793,893)   (182,308,376)   (209,328,500)
                                    -----------  -----------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --            --        30,000        (537,781)      1,545,638
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     150,159    6,231,801    (9,565,268)     (509,076)   (208,425,657)     32,880,692
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  43,066,481   36,834,680   203,186,494   203,695,570   2,388,091,595   2,355,210,903
                                    -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $43,216,640  $43,066,481  $193,621,226  $203,186,494  $2,179,665,938  $2,388,091,595
                                    ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --           --            --            --             244             286
 Redeemed..........................          --           --            --            --            (607)           (728)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........          --           --            --            --            (363)           (442)
                                    ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          61           51            88            76             104             118
 Redeemed..........................         (58)         (37)         (135)         (169)           (122)           (138)
                                    -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase (Decrease)...........           3           14           (47)          (93)            (18)            (20)
                                    ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                  EQ/EMERGING MARKETS
                                        EQ/CORE BOND INDEX*          EQUITY PLUS*            EQ/EQUITY 500 INDEX*
                                    --------------------------  ----------------------  ------------------------------
                                        2015          2014         2015        2014          2015            2014
                                    ------------  ------------  ----------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    278,703  $     56,465  $  (19,998) $  (12,059) $    4,019,492  $    1,243,282
 Net realized gain (loss) on
   investments.....................      705,091       813,108    (126,246)     53,580      87,531,886      75,857,901
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (1,890,312)      418,373    (714,681)   (177,122)    (96,695,840)     42,826,814
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations     (906,518)    1,287,946    (860,925)   (135,601)     (5,144,462)    119,927,997
                                    ------------  ------------  ----------  ----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,550,867    10,544,173   1,083,934     749,046      85,625,814      71,030,406
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net     (542,198)   (1,991,792)    885,455   1,243,649      10,670,302       3,155,419
 Redemptions for contract benefits
   and terminations................  (10,326,043)  (11,369,794)   (142,265)    (79,115)    (79,507,903)    (82,030,559)
 Contract maintenance charges......      (94,414)      (95,798)     (2,805)     (1,241)       (681,682)       (653,928)
 Adjustment to net assets
   allocated to contracts in
   payout period...................           --            --          --          --         252,283         (17,281)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......      588,212    (2,913,211)  1,824,319   1,912,339      16,358,814      (8,515,943)
                                    ------------  ------------  ----------  ----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --          --          --        (252,276)        202,286
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (318,306)   (1,625,265)    963,394   1,776,738      10,962,076     111,614,340
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  111,259,502   112,884,767   3,010,337   1,233,599   1,162,184,243   1,050,569,903
                                    ------------  ------------  ----------  ----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD $110,941,196  $111,259,502  $3,973,731  $3,010,337  $1,173,146,319  $1,162,184,243
                                    ============  ============  ==========  ==========  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................           --            --          --          --             303             286
 Redeemed..........................           --            --          --          --            (350)           (360)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........           --            --          --          --             (47)            (74)
                                    ============  ============  ==========  ==========  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued............................          180           146          37          45             436             309
 Redeemed..........................         (173)         (171)        (16)        (24)           (211)           (151)
                                    ------------  ------------  ----------  ----------  --------------  --------------
 Net Increase (Decrease)...........            7           (25)         21          21             225             158
                                    ============  ============  ==========  ==========  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                      EQ/GAMCO MERGERS AND       EQ/GAMCO SMALL COMPANY
                                          ACQUISITIONS*                  VALUE*              EQ/GLOBAL BOND PLUS*
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014          2015          2014          2015         2014
                                    -----------  -----------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (243,119) $  (261,734) $  (5,243,514) $ (6,820,057) $  (782,557) $  (429,469)
 Net realized gain (loss) on
   investments.....................     964,222    1,052,647     67,497,881    69,097,035   (2,147,557)    (186,736)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (463,134)    (725,316)  (112,808,601)  (49,481,553)    (389,243)     423,882
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     257,969       65,597    (50,554,234)   12,795,425   (3,319,357)    (192,323)
                                    -----------  -----------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   1,036,754    1,263,455     82,919,927    80,129,787    4,987,374    5,896,582
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,353,467)    (381,047)   (12,674,569)   (8,022,113)  (4,948,953)  (3,630,588)
 Redemptions for contract benefits
   and terminations................  (1,840,522)  (1,858,244)   (44,651,020)  (45,298,432)  (6,506,841)  (7,517,467)
 Contract maintenance charges......     (11,071)     (11,783)      (491,495)     (456,556)     (44,094)     (48,355)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (2,168,306)    (987,619)    25,102,843    26,352,686   (6,512,514)  (5,299,828)
                                    -----------  -----------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --             --        25,500           --           --
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (1,910,337)    (922,022)   (25,451,391)   39,173,611   (9,831,871)  (5,492,151)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  20,198,278   21,120,300    717,771,201   678,597,590   69,465,896   74,958,047
                                    -----------  -----------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $18,287,941  $20,198,278  $ 692,319,810  $717,771,201  $59,634,025  $69,465,896
                                    ===========  ===========  =============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          17           23            448           494           77           92
 Redeemed..........................         (31)         (31)          (355)         (394)        (134)        (135)
                                    -----------  -----------  -------------  ------------  -----------  -----------
 Net Increase (Decrease)...........         (14)          (8)            93           100          (57)         (43)
                                    ===========  ===========  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     EQ/HIGH YIELD BOND*       GOVERNMENT BOND*                INDEX*
                                                   ----------------------  ------------------------  --------------------------
                                                      2015        2014         2015         2014         2015          2014
                                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  267,123  $   94,346  $  (439,502) $  (608,391) $  3,953,474  $  7,161,408
 Net realized gain (loss) on investments..........    (56,902)      8,927      422,761      426,497      (740,269)    4,688,783
 Net change in unrealized appreciation
   (depreciation) of investments..................   (487,333)   (137,123)    (494,052)     383,789   (15,496,968)  (46,807,155)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (277,112)    (33,850)    (510,793)     201,895   (12,283,763)  (34,956,964)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,708,246   1,139,781    2,933,022    3,263,174    20,088,999    20,988,454
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,126,101   1,189,646   (1,600,287)  (2,685,133)   (6,072,012)  (11,121,364)
 Redemptions for contract benefits and
   terminations...................................   (281,070)   (172,804)  (6,446,816)  (8,714,620)  (30,975,084)  (38,846,358)
 Contract maintenance charges.....................     (4,250)     (1,811)     (50,282)     (55,825)     (256,562)     (296,011)
 Adjustment to net assets allocated to contracts
   in payout period...............................         --          --       49,201       56,354       119,146       284,656
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  2,549,027   2,154,812   (5,115,162)  (8,136,050)  (17,095,513)  (28,990,623)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................        100          50      (53,280)     (51,761)     (119,142)     (204,656)
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............  2,272,015   2,121,012   (5,679,235)  (7,985,916)  (29,498,418)  (64,152,243)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,131,508   1,010,496   66,450,324   74,436,240   392,165,122   456,317,365
                                                   ----------  ----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,403,523  $3,131,508  $60,771,089  $66,450,324  $362,666,704  $392,165,122
                                                   ==========  ==========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...........................................         --          --           27           29           217           200
 Redeemed.........................................         --          --          (47)         (70)         (329)         (355)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         --          --          (20)         (41)         (112)         (155)
                                                   ==========  ==========  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued...........................................         39          29            9            9            57            46
 Redeemed.........................................        (14)         (9)         (22)         (24)          (66)          (95)
                                                   ----------  ----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)..........................         25          20          (13)         (15)           (9)          (49)
                                                   ==========  ==========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                    EQ/INVESCO COMSTOCK*(E)(F)       OPPORTUNITIES*                 INDEX*
                                    --------------------------  ------------------------  --------------------------
                                        2015          2014          2015         2014         2015          2014
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  1,006,144  $    613,440  $  (403,102) $  (143,616) $   (790,872) $   (615,306)
 Net realized gain (loss) on
   investments.....................    5,472,205     6,152,367    6,266,035    4,611,750    32,999,372    35,430,688
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (15,426,357)   (1,779,375)  (8,340,830)   3,076,798   (25,537,911)  (16,775,952)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (8,948,008)    4,986,432   (2,477,897)   7,544,932     6,670,589    18,039,430
                                    ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    9,092,232     6,035,667    5,829,862    4,029,747    15,905,738    12,343,310
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (6,165,363)   80,411,432    5,749,968      816,089     2,630,363     2,336,336
 Redemptions for contract benefits
   and terminations................   (9,827,346)   (6,762,768)  (5,653,474)  (5,384,506)  (14,096,284)  (13,038,389)
 Contract maintenance charges......      (59,924)      (43,960)     (43,579)     (42,089)     (135,095)     (122,570)
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,960,401)   79,640,371    5,882,777     (580,759)    4,304,722     1,518,687
                                    ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --            --           --       30,000            --            --
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,908,409)   84,626,803    3,404,880    6,994,173    10,975,311    19,558,117
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  125,882,753    41,255,950   66,290,590   59,296,417   187,450,625   167,892,508
                                    ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $109,974,344  $125,882,753  $69,695,470  $66,290,590  $198,425,936  $187,450,625
                                    ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           96           593          108           57           281           232
 Redeemed..........................         (141)          (97)         (73)         (56)         (252)         (222)
                                    ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          (45)          496           35            1            29            10
                                    ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/LARGE CAP VALUE        EQ/MFS INTERNATIONAL
                                              INDEX*                    GROWTH*                EQ/MID CAP INDEX*
                                    -------------------------  -------------------------  --------------------------
                                        2015          2014         2015         2014          2015          2014
                                    ------------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    442,542  $   200,532  $  (643,775) $   (299,118) $ (1,904,927) $ (2,077,962)
 Net realized gain (loss) on
   investments.....................    6,611,938    4,606,344    3,140,165     6,287,155    35,250,818    33,373,313
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (10,773,126)   1,285,670   (3,691,922)  (12,156,444)  (52,701,957)    1,320,857
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   (3,718,646)   6,092,546   (1,195,532)   (6,168,407)  (19,356,066)   32,616,208
                                    ------------  -----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    7,591,262    6,310,526   12,984,603    12,226,538    39,579,345    33,292,494
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      667,077    3,903,886     (424,711)   (1,833,326)    1,634,122    (4,969,046)
 Redemptions for contract benefits
   and terminations................   (4,756,715)  (5,295,842)  (7,254,421)   (7,865,285)  (31,609,338)  (32,466,519)
 Contract maintenance charges......      (47,993)     (41,722)     (71,904)      (61,971)     (277,171)     (272,184)
                                    ------------  -----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......    3,453,631    4,876,848    5,233,567     2,465,956     9,326,958    (4,415,255)
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     (265,015)  10,969,394    4,038,035    (3,702,451)  (10,029,108)   28,200,953
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   63,833,670   52,864,276   93,816,732    97,519,183   463,068,703   434,867,750
                                    ------------  -----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 63,568,655  $63,833,670  $97,854,767  $ 93,816,732  $453,039,595  $463,068,703
                                    ============  ===========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          181          176          136           124           356           312
 Redeemed..........................         (144)        (124)        (106)         (107)         (302)         (337)
                                    ------------  -----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........           37           52           30            17            54           (25)
                                    ============  ===========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                 EQ/MORGAN STANLEY MID CAP
                                         EQ/MONEY MARKET*                 GROWTH*             EQ/OPPENHEIMER GLOBAL*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (868,712) $   (968,280) $ (3,572,673) $ (3,663,426) $ (1,148,220) $   (721,332)
 Net realized gain (loss) on
   investments.....................       (2,573)       (1,745)   10,707,601    40,334,234     5,905,110     3,890,844
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................        1,702         2,228   (25,966,899)  (42,548,182)   (3,494,544)   (2,723,354)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations     (869,583)     (967,797)  (18,831,971)   (5,877,374)    1,262,346       446,158
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   36,872,946    28,364,265    30,917,675    34,081,180    17,124,113    13,185,030
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (20,712,091)  (19,119,024)  (12,211,968)  (10,284,044)    7,746,048     4,808,748
 Redemptions for contract benefits
   and terminations................  (17,689,481)  (20,175,777)  (17,787,202)  (19,848,578)   (6,575,846)   (6,264,947)
 Contract maintenance charges......      (96,085)      (97,244)     (199,586)     (202,489)      (74,219)      (61,800)
 Adjustment to net assets
   allocated to contracts in
   payout period...................        5,451        40,930            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,619,260)  (10,986,850)      718,919     3,746,069    18,220,096    11,667,031
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................      267,035        84,074         2,000            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (2,221,808)  (11,870,573)  (18,111,052)   (2,131,305)   19,482,442    12,113,189
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   74,770,886    86,641,459   287,986,512   290,117,817   101,764,739    89,651,550
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $ 72,549,078  $ 74,770,886  $269,875,460  $287,986,512  $121,247,181  $101,764,739
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................       15,536        12,997            --            --            --            --
 Redeemed..........................      (15,514)      (13,590)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........           22          (593)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................       97,822        71,812           226           266           244           188
 Redeemed..........................      (96,559)      (72,556)         (218)         (248)         (121)         (102)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........        1,263          (744)            8            18           123            86
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                        EQ/PIMCO GLOBAL            EQ/PIMCO ULTRA               EQ/QUALITY
                                          REAL RETURN*              SHORT BOND*                 BOND PLUS*
                                    -----------------------  -------------------------  --------------------------
                                        2015        2014         2015         2014          2015          2014
                                    -----------  ----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    46,519  $  357,135  $  (728,878) $   (893,714) $   (219,887) $   (317,319)
 Net realized gain (loss) on
   investments.....................     (36,101)     90,087     (265,829)     (101,711)   (1,164,272)   (1,678,550)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (631,101)   (174,139)    (425,701)     (359,268)      423,993     3,696,973
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (620,683)    273,083   (1,420,408)   (1,354,693)     (960,166)    1,701,104
                                    -----------  ----------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   4,617,229   2,778,099    7,686,433     9,521,285     5,752,282     5,924,552
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   4,994,635   4,244,198   (6,180,056)   (5,892,787)   (3,121,809)   (4,643,463)
 Redemptions for contract benefits
   and terminations................  (1,208,539)   (282,430)  (9,446,897)  (10,713,603)  (10,493,251)  (10,953,656)
 Contract maintenance charges......      (7,238)     (2,172)     (70,823)      (78,454)      (74,440)      (81,386)
 Adjustment to net assets
   allocated to contracts in
   payout period...................          --          --           --            --        29,858        51,543
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   8,396,087   6,737,695   (8,011,343)   (7,163,559)   (7,907,360)   (9,702,410)
                                    -----------  ----------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................         550          --           --            --       (29,856)       48,457
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,775,954   7,010,778   (9,431,751)   (8,518,252)   (8,897,382)   (7,952,849)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   9,391,748   2,380,970   98,520,643   107,038,895   100,681,727   108,634,576
                                    -----------  ----------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $17,167,702  $9,391,748  $89,088,892  $ 98,520,643  $ 91,784,345  $100,681,727
                                    ===========  ==========  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          --          --           --            --            32            38
 Redeemed..........................          --          --           (1)           --           (70)          (79)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          --          --           (1)           --           (38)          (41)
                                    ===========  ==========  ===========  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................         138          94          111           156            20            25
 Redeemed..........................         (50)        (23)        (186)         (224)          (30)          (40)
                                    -----------  ----------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)...........          88          71          (75)          (68)          (10)          (15)
                                    ===========  ==========  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                             EQ/SMALL                EQ/T. ROWE PRICE                EQ/UBS
                                          COMPANY INDEX*               GROWTH STOCK*            GROWTH & INCOME*
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (841,150) $ (1,134,630) $ (4,725,540) $ (3,939,560) $  (238,513) $  (170,288)
 Net realized gain (loss) on
   investments.....................   28,809,197    35,887,535    40,026,432    24,271,645    8,737,582    3,105,093
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (42,226,883)  (26,212,500)   (4,870,953)    2,345,748   (9,518,935)     453,848
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (14,258,836)    8,540,405    30,429,939    22,677,833   (1,019,866)   3,388,653
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   18,533,378    16,959,893    44,051,958    37,923,134    3,590,295    1,945,973
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (2,766,212)   (6,501,710)   21,168,551     1,574,344    2,660,171    3,196,938
 Redemptions for contract benefits
   and terminations................  (17,440,963)  (17,977,287)  (23,353,280)  (22,746,836)  (2,569,826)  (2,007,819)
 Contract maintenance charges......     (139,080)     (143,835)     (246,492)     (211,092)     (16,209)     (16,729)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (1,812,877)   (7,662,939)   41,620,737    16,539,550    3,664,431    3,118,363
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        15,003            --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (16,071,713)      892,469    72,050,676    39,217,383    2,644,565    6,507,016
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  251,749,578   250,857,109   337,272,487   298,055,104   31,661,191   25,154,175
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $235,677,865  $251,749,578  $409,323,163  $337,272,487  $34,305,756  $31,661,191
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          137           126           497           399           92           66
 Redeemed..........................         (143)         (159)         (270)         (297)         (67)         (47)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           (6)          (33)          227           102           25           19
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                       EQ/WELLS FARGO OMEGA            CONTRAFUND(R)             EQUITY-INCOME
                                              GROWTH*                    PORTFOLIO                 PORTFOLIO
                                    --------------------------  --------------------------  -----------------------
                                        2015          2014          2015          2014          2015        2014
                                    ------------  ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,404,643) $ (2,495,569) $ (1,197,847) $ (1,081,373) $   153,229  $  107,262
 Net realized gain (loss) on
   investments.....................   14,353,093    29,209,838    37,951,760    18,334,781      671,619     203,994
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (11,715,268)  (22,111,322)  (39,725,673)    6,900,151   (1,243,571)     51,429
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from operations      233,182     4,602,947    (2,971,760)   24,153,559     (418,723)    362,685
                                    ------------  ------------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   11,250,236    13,113,258    47,939,386    42,515,072    1,884,510   1,930,402
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (12,283,223)   (4,203,314)    6,309,811     7,765,614       41,810     184,095
 Redemptions for contract benefits
   and terminations................  (14,613,641)  (18,324,874)  (16,056,966)  (13,446,335)    (270,749)    (80,965)
 Contract maintenance charges......      (60,381)      (63,983)     (200,030)     (158,662)     (10,256)     (7,845)
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (15,707,009)   (9,478,913)   37,992,201    36,675,689    1,645,315   2,025,687
                                    ------------  ------------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        30,000            --         4,710           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (15,473,827)   (4,845,966)   35,020,441    60,833,958    1,226,592   2,388,372
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  192,816,508   197,662,474   276,209,122   215,375,164    6,456,379   4,068,007
                                    ------------  ------------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $177,342,681  $192,816,508  $311,229,563  $276,209,122  $ 7,682,971  $6,456,379
                                    ============  ============  ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................          129           203            --            --           --          --
 Redeemed..........................         (218)         (261)           --            --           --          --
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........          (89)          (58)           --            --           --          --
                                    ============  ============  ============  ============  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued............................           --            --           425           423           15          16
 Redeemed..........................           --            --          (206)         (199)          (4)         (4)
                                    ------------  ------------  ------------  ------------  -----------  ----------
 Net Increase (Decrease)...........           --            --           219           224           11          12
                                    ============  ============  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        FIDELITY(R) VIP          GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                       MID CAP PORTFOLIO        MID CAP VALUE FUND          DIVIDEND FUND
                                                   ------------------------  ------------------------  -----------------------
                                                       2015         2014         2015         2014         2015        2014
                                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (245,959) $  (226,644) $  (499,763) $   (90,240) $    58,464  $   36,463
 Net realized gain (loss) on investments..........   3,146,169      703,599    3,423,573    7,954,166      263,278     202,292
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,847,222)     487,445   (8,024,624)  (4,381,033)    (317,793)    358,797
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (947,012)     964,400   (5,100,814)   3,482,893        3,949     597,552
                                                   -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,761,018    6,787,674    8,768,698    6,588,373    3,884,549   2,808,556
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      83,529       83,892    3,076,893    7,113,058    1,342,954     309,179
 Redemptions for contract benefits and
   terminations...................................    (742,314)    (411,422)  (2,557,188)  (1,737,322)    (317,047)   (118,748)
 Contract maintenance charges.....................     (40,699)     (30,769)     (24,871)     (17,176)      (9,685)     (5,739)
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   7,061,534    6,429,375    9,263,532   11,946,933    4,900,771   2,993,248
                                                   -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --           --        2,723        1,422          297          26
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   6,114,522    7,393,775    4,165,441   15,431,248    4,905,017   3,590,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  23,273,134   15,879,359   39,498,358   24,067,110    7,140,799   3,549,973
                                                   -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $29,387,656  $23,273,134  $43,663,799  $39,498,358  $12,045,816  $7,140,799
                                                   ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued...........................................          --           --           --           --           40          26
 Redeemed.........................................          --           --           --           --           (8)         (5)
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           --           --           32          21
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE CLASS 2
 Issued...........................................          61           55           --           --           --          --
 Redeemed.........................................         (18)         (13)          --           --           --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          43           42           --           --           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

UNIT ACTIVITY SERVICE SHARES
 Issued...........................................          --           --          127          129           --          --
 Redeemed.........................................          --           --          (66)         (47)          --          --
                                                   -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)..........................          --           --           61           82           --          --
                                                   ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                           ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                    ------------------------  ---------------------------  ------------------------
                                        2015         2014         2015           2014          2015          2014
                                    -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ 1,523,832  $   145,253  $ 1,183,691    $   797,182   $    64,491   $    94,969
 Net realized gain (loss) on
   investments.....................   1,497,503    1,532,885     (172,560)       178,791     1,530,461     1,219,410
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (5,461,569)   4,341,287   (2,442,785)    (1,011,870)   (3,849,938)   (1,904,588)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from operations  (2,440,234)   6,019,425   (1,431,654)       (35,897)   (2,254,986)     (590,209)
                                    -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,327,066    9,641,657    5,873,041      4,695,443    10,472,530     7,628,949
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   2,462,046    8,160,288    1,647,113      1,793,469     5,036,915     6,243,695
 Redemptions for contract benefits
   and terminations................  (4,131,122)  (2,829,702)  (2,031,491)    (1,450,857)   (2,853,488)   (1,938,076)
 Contract maintenance charges......     (36,850)     (27,843)     (19,621)       (14,765)      (34,927)      (26,655)
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  10,621,140   14,944,400    5,469,042      5,023,290    12,621,030    11,907,913
                                    -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --          320          550             --            --         1,250
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   8,180,906   20,964,145    4,037,938      4,987,393    10,366,044    11,318,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  63,185,122   42,220,977   24,316,666     19,329,273    42,921,365    31,602,411
                                    -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD $71,366,028  $63,185,122  $28,354,604    $24,316,666   $53,287,409   $42,921,365
                                    ===========  ===========   ===========   ===========   ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued............................         184          184           95             81           160           138
 Redeemed..........................        (113)         (77)         (49)           (39)          (60)          (44)
                                    -----------  -----------   -----------   -----------   -----------   -----------
 Net Increase (Decrease)...........          71          107           46             42           100            94
                                    ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                    INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                           EQUITY FUND               EQUITY FUND           IVY FUNDS VIP ENERGY
                                    ------------------------  ------------------------  --------------------------
                                        2015         2014         2015         2014         2015          2014
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (172,432) $  (176,752) $  (108,585) $   (94,356) $   (516,957) $   (538,979)
 Net realized gain (loss) on
   investments.....................   1,784,925    2,195,104    2,103,669    1,209,763    (2,525,988)    4,974,762
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (2,446,859)  (1,633,917)  (2,652,694)  (1,039,475)   (8,233,216)  (11,309,454)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations    (834,366)     384,435     (657,610)      75,932   (11,276,161)   (6,873,671)
                                    -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   2,353,924    1,829,275    1,188,267    1,034,655     7,574,948     7,038,467
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net      38,125      336,583      812,360     (305,934)    4,733,418    10,127,774
 Redemptions for contract benefits
   and terminations................  (1,336,369)  (1,262,492)    (492,024)    (421,699)   (2,628,948)   (3,150,767)
 Contract maintenance charges......      (8,854)      (7,951)      (4,517)      (3,761)      (23,625)      (21,279)
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   1,046,826      895,415    1,504,086      303,261     9,655,793    13,994,195
                                    -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................          --           --           --           --         1,653            --
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................     212,460    1,279,850      846,476      379,193    (1,618,715)    7,120,524
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  14,583,674   13,303,824    7,888,442    7,509,249    40,893,579    33,773,055
                                    -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $14,796,134  $14,583,674  $ 8,734,918  $ 7,888,442  $ 39,274,864  $ 40,893,579
                                    ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          --           --           --           --           217           218
 Redeemed..........................          --           --           --           --          (132)         (127)
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........          --           --           --           --            85            91
                                    ===========  ===========  ===========  ===========  ============  ============

UNIT ACTIVITY SERIES II
 Issued............................          29           23           17           12            --            --
 Redeemed..........................         (21)         (17)          (9)         (11)           --            --
                                    -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...........           8            6            8            1            --            --
                                    ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                      IVY FUNDS VIP              IVY FUNDS VIP
                                     IVY FUNDS VIP HIGH INCOME        MID CAP GROWTH           SMALL CAP GROWTH
                                    --------------------------  -------------------------  ------------------------
                                        2015          2014          2015          2014         2015         2014
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  8,349,642  $  5,414,242  $ (1,096,652) $  (897,762) $  (205,401) $  (134,715)
 Net realized gain (loss) on
   investments.....................    1,122,995     4,690,916     9,315,956    7,551,977    1,525,029    1,992,501
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (23,098,017)   (9,909,651)  (14,731,440)  (1,969,327)  (2,184,198)  (1,822,519)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (13,625,380)      195,507    (6,512,136)   4,684,888     (864,570)      35,267
                                    ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   30,707,129    30,769,125    14,498,092   12,580,819    3,013,749    1,727,995
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (5,626,112)   13,295,525     6,617,966    4,230,423    7,970,625     (295,994)
 Redemptions for contract benefits
   and terminations................  (13,335,988)  (13,319,473)   (5,441,694)  (5,130,475)  (1,153,386)    (776,407)
 Contract maintenance charges......     (104,749)      (84,199)      (52,809)     (40,621)      (9,523)      (6,946)
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   11,640,280    30,660,978    15,621,555   11,640,146    9,821,465      648,648
                                    ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................        1,615            --            --           --           --           --
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (1,983,485)   30,856,485     9,109,419   16,325,034    8,956,895      683,915
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  164,864,337   134,007,852    79,601,230   63,276,196   10,914,473   10,230,558
                                    ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $162,880,852  $164,864,337  $ 88,710,649  $79,601,230  $19,871,368  $10,914,473
                                    ============  ============  ============  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued............................          345           434           214          194          151           42
 Redeemed..........................         (263)         (225)         (100)        (105)         (76)         (38)
                                    ------------  ------------  ------------  -----------  -----------  -----------
 Net Increase (Decrease)...........           82           209           114           89           75            4
                                    ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                         LAZARD RETIREMENT
                                      EMERGING MARKETS EQUITY   MFS(R) INTERNATIONAL VALUE   MFS(R) INVESTORS TRUST
                                             PORTFOLIO                   PORTFOLIO                   SERIES
                                    --------------------------  --------------------------  ------------------------
                                        2015          2014          2015          2014          2015         2014
                                    ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $    (41,870) $    723,221  $  1,181,495  $    937,671  $   (67,177) $   (52,522)
 Net realized gain (loss) on
   investments.....................   (2,300,228)    2,686,117    10,892,050     6,842,879    1,963,196    1,592,560
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................  (29,324,061)  (11,664,766)   (4,081,984)   (8,363,584)  (2,040,908)    (526,569)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations  (31,666,159)   (8,255,428)    7,991,561      (583,034)    (144,889)   1,013,469
                                    ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   25,735,744    24,310,473    40,238,303    30,703,803    1,384,838    1,330,935
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net    8,474,779     7,927,112    25,836,301    21,177,714     (558,838)    (300,434)
 Redemptions for contract benefits
   and terminations................   (7,677,811)   (7,949,530)  (11,892,553)   (8,289,814)    (767,662)    (558,235)
 Contract maintenance charges......      (94,343)      (89,979)     (137,496)      (94,766)      (7,502)      (6,663)
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   26,438,369    24,198,076    54,044,555    43,496,937       50,836      465,603
                                    ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................           --        20,000         3,275         1,224           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   (5,227,790)   15,962,648    62,039,391    42,915,127      (94,053)   1,479,072
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  132,112,635   116,149,987   167,974,118   125,058,991   12,152,535   10,673,463
                                    ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $126,884,845  $132,112,635  $230,013,509  $167,974,118  $12,058,482  $12,152,535
                                    ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................           --            --           514           422           15           17
 Redeemed..........................           --            --          (175)         (139)         (15)         (15)
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........           --            --           339           283           --            2
                                    ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
 Issued............................          510           433            --            --           --           --
 Redeemed..........................         (228)         (209)           --            --           --           --
                                    ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...........          282           224            --            --           --           --
                                    ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                     MFS(R) MASSACHUSETTS
                                    INVESTORS GROWTH STOCK     MFS(R) TECHNOLOGY          MFS(R) UTILITIES
                                       PORTFOLIO(G)(H)             PORTFOLIO                   SERIES
                                    ---------------------- ------------------------  -------------------------
                                             2015              2015         2014         2015          2014
                                    ---------------------- -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......      $   (51,717)      $  (580,191) $  (429,387) $  2,713,584  $   615,380
 Net realized gain (loss) on
   investments.....................          916,433         5,178,252    4,428,614     8,976,591    8,352,659
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       (1,155,150)         (610,593)    (898,305)  (27,913,715)  (1,590,237)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations         (290,434)        3,987,468    3,100,922   (16,223,540)   7,377,802
                                         -----------       -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................        1,116,230         7,999,917    5,492,716    16,241,960   14,942,645
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net       10,230,238         8,249,339    3,815,620    (6,118,581)  16,292,455
 Redemptions for contract benefits
   and terminations................         (482,609)       (3,256,494)  (2,433,744)   (6,702,019)  (5,718,949)
 Contract maintenance charges......           (5,631)          (25,370)     (17,131)      (53,059)     (39,606)
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......       10,858,228        12,967,392    6,857,461     3,368,301   25,476,545
                                         -----------       -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................               --                --           --         1,598           --
                                         -----------       -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................       10,567,794        16,954,860    9,958,383   (12,853,641)  32,854,347
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................               --        40,389,877   30,431,494    99,268,040   66,413,693
                                         -----------       -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD      $10,567,794       $57,344,737  $40,389,877  $ 86,414,399  $99,268,040
                                         ===========       ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued............................               66               139          119           192          287
 Redeemed..........................              (11)              (76)         (83)         (171)        (139)
                                         -----------       -----------  -----------  ------------  -----------
 Net Increase (Decrease)...........               55                63           36            21          148
                                         ===========       ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(g)Units were made available on March 27, 2015.
(h)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                           MULTIMANAGER                MULTIMANAGER                MULTIMANAGER
                                        AGGRESSIVE EQUITY*              CORE BOND*                MID CAP GROWTH*
                                    --------------------------  --------------------------  --------------------------
                                        2015          2014          2015          2014          2015          2014
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (4,607,875) $ (4,822,085) $    863,330  $  1,095,435  $ (1,021,770) $ (1,035,819)
 Net realized gain (loss) on
   investments.....................   27,399,779    24,278,252    (1,945,759)     (673,416)    9,508,706    15,390,517
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (3,090,422)   39,143,512      (232,836)    2,694,946   (10,536,292)  (11,749,224)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from operations   19,701,482    58,599,679    (1,315,265)    3,116,965    (2,049,356)    2,605,474
                                    ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   10,772,092    11,254,391    11,748,750    12,503,166     3,056,052     3,255,417
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (14,078,648)  (18,136,137)   (5,275,040)   (9,905,457)     (851,169)   (3,297,609)
 Redemptions for contract benefits
   and terminations................  (50,771,076)  (57,450,583)  (12,759,771)  (12,611,300)   (5,866,247)   (7,222,085)
 Contract maintenance charges......     (433,974)     (457,769)      (93,403)      (95,187)      (44,537)      (47,624)
 Adjustment to net assets
   allocated to contracts in
   payout period...................       77,632        24,484            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......  (54,433,974)  (64,765,614)   (6,379,464)  (10,108,778)   (3,705,901)   (7,311,901)
                                    ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA in Separate
   Account A.......................     (107,172)       15,202            --       170,000            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (34,839,664)   (6,150,733)   (7,694,729)   (6,821,813)   (5,755,257)   (4,706,427)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  633,516,741   639,667,474   128,134,591   134,956,404    78,701,981    83,408,408
                                    ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD $598,677,077  $633,516,741  $120,439,862  $128,134,591  $ 72,946,724  $ 78,701,981
                                    ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued............................          259           258            --            --            --            --
 Redeemed..........................         (651)         (764)           --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........         (392)         (506)           --            --            --            --
                                    ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued............................           21            17           143           153            48            50
 Redeemed..........................          (40)          (43)         (187)         (222)          (67)          (94)
                                    ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)...........          (19)          (26)          (44)          (69)          (19)          (44)
                                    ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                       MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                              VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                    -------------------------  --------------------------  ----------------------
                                        2015          2014         2015          2014         2015        2014
                                    ------------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $   (368,846) $  (567,825) $ (1,918,749) $ (1,801,444) $   (9,184) $   (6,975)
 Net realized gain (loss) on
   investments.....................    4,349,016    5,926,624    23,670,376    25,105,671     443,239      89,604
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   (7,860,004)  (2,773,709)  (14,489,931)   (7,340,041)   (388,538)     55,733
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations   (3,879,834)   2,585,090     7,261,696    15,964,186      45,517     138,362
                                    ------------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................    2,263,689    2,733,854     7,491,951     6,694,334     676,210     706,923
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   (3,035,988)  (4,391,652)   (3,290,930)      484,885     102,722     108,613
 Redemptions for contract benefits
   and terminations................   (5,807,965)  (6,678,459)  (11,074,402)  (12,044,917)    (94,451)    (32,818)
 Contract maintenance charges......      (33,880)     (37,312)      (85,285)      (85,547)     (2,795)     (1,717)
                                    ------------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions......   (6,614,144)  (8,373,569)   (6,958,666)   (4,951,245)    681,686     781,001
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................  (10,493,978)  (5,788,479)      303,030    11,012,941     727,203     919,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................   64,181,344   69,969,823   148,476,213   137,463,272   2,045,965   1,126,602
                                    ------------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD $ 53,687,366  $64,181,344  $148,779,243  $148,476,213  $2,773,168  $2,045,965
                                    ============  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................           18           29           140           190          --          --
 Redeemed..........................          (51)         (70)         (176)         (220)         --          --
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........          (33)         (41)          (36)          (30)         --          --
                                    ============  ===========  ============  ============  ==========  ==========

UNIT ACTIVITY SERVICE CLASS
 Issued............................           --           --            --            --           4           6
 Redeemed..........................           --           --            --            --          (1)         (1)
                                    ------------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)...........           --           --            --            --           3           5
                                    ============  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                        PIMCO COMMODITY
                                                    REALRETURN(R) STRATEGY          TARGET 2015               TARGET 2025
                                                           PORTFOLIO                ALLOCATION*               ALLOCATION*
                                                   ------------------------  ------------------------  ------------------------
                                                       2015         2014         2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   165,453  $   (52,883) $   (25,226) $   (19,847) $    14,771  $    24,412
 Net realized gain (loss) on investments..........    (733,882)    (178,629)     274,155    3,754,597    1,513,365    6,863,131
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,141,016)  (1,084,976)    (993,286)  (3,338,958)  (3,332,037)  (5,601,465)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,709,445)  (1,316,488)    (744,357)     395,792   (1,803,901)   1,286,078
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,630,575    1,876,667    3,055,402    2,850,362    7,436,612    6,682,554
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      98,451      232,793   (1,097,738)    (697,046)     422,081      897,856
 Redemptions for contract benefits and
   terminations...................................    (211,687)    (175,838)  (3,048,775)  (2,930,699)  (3,914,104)  (2,809,692)
 Contract maintenance charges.....................      (6,585)      (7,165)     (13,324)     (13,846)     (43,966)     (40,877)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   1,510,754    1,926,457   (1,104,435)    (791,229)   3,900,623    4,729,841
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................       1,826       (1,825)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (196,865)     608,144   (1,848,792)    (395,437)   2,096,722    6,015,919
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,389,086    4,780,942   24,805,604   25,201,041   51,650,250   45,634,331
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 5,192,221  $ 5,389,086  $22,956,812  $24,805,604  $53,746,972  $51,650,250
                                                   ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          --           --           36           43           92           89
 Redeemed.........................................          --           --          (46)         (50)         (60)         (51)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --          (10)          (7)          32           38
                                                   ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY ADVISOR CLASS
 Issued...........................................          34           26           --           --           --           --
 Redeemed.........................................         (13)          (6)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          21           20           --           --           --           --
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                          TARGET 2035               TARGET 2045         TARGET 2055
                                                          ALLOCATION*               ALLOCATION*        ALLOCATION*(I)
                                                   ------------------------  ------------------------  --------------
                                                       2015         2014         2015         2014          2015
                                                   -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    32,352  $    37,118  $    50,768  $    52,585     $  5,825
 Net realized gain (loss) on investments..........   1,713,105    6,441,913    1,337,737    4,922,402         (170)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,456,752)  (5,080,934)  (2,945,712)  (3,797,116)     (19,362)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,711,295)   1,398,097   (1,557,207)   1,177,871      (13,707)
                                                   -----------  -----------  -----------  -----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   7,950,896    6,754,827    7,583,709    6,072,117      366,107
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (76,627)     262,117    1,122,924      939,556      186,017
 Redemptions for contract benefits and
   terminations...................................  (2,319,092)  (2,116,891)  (1,814,246)  (1,235,417)          --
 Contract maintenance charges.....................     (67,887)     (65,888)     (82,560)     (70,764)        (305)
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................   5,487,290    4,834,165    6,809,827    5,705,492      551,819
                                                   -----------  -----------  -----------  -----------     --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................          --       10,000           --           --            9
                                                   -----------  -----------  -----------  -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,775,995    6,242,262    5,252,620    6,883,363      538,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,930,885   41,688,623   37,870,235   30,986,872           --
                                                   -----------  -----------  -----------  -----------     --------

NET ASSETS -- END OF YEAR OR PERIOD............... $51,706,880  $47,930,885  $43,122,855  $37,870,235     $538,121
                                                   ===========  ===========  ===========  ===========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...........................................          81           74           79           64            7
 Redeemed.........................................         (40)         (37)         (26)         (22)          (1)
                                                   -----------  -----------  -----------  -----------     --------
 Net Increase (Decrease)..........................          41           37           53           42            6
                                                   ===========  ===========  ===========  ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Units were made available on May 26, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                     TEMPLETON GLOBAL BOND    VAN ECK VIP GLOBAL HARD
                                                           VIP FUND                 ASSETS FUND
                                                   ------------------------  ------------------------
                                                       2015         2014         2015         2014
                                                   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 2,882,547  $ 1,239,640  $  (225,645) $  (259,325)
 Net realized gain (loss) on investments..........    (492,015)     (59,184)  (1,223,149)     488,586
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,904,619)  (1,096,943)  (5,869,339)  (4,920,665)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,514,087)      83,513   (7,318,133)  (4,691,404)
                                                   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  13,575,804   11,457,171    2,884,845    3,344,147
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (522,486)     543,858    2,573,811    2,316,598
 Redemptions for contract benefits and
   terminations...................................  (1,563,290)    (693,721)  (1,196,843)  (1,292,561)
 Contract maintenance charges.....................     (51,633)     (41,522)      (9,746)     (10,075)
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowner transactions................  11,438,395   11,265,786    4,252,067    4,358,109
                                                   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA in Separate Account A......................         198           90           --          800
                                                   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   8,924,506   11,349,389   (3,066,066)    (332,495)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  38,426,351   27,076,962   18,323,463   18,655,958
                                                   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $47,350,857  $38,426,351  $15,257,397  $18,323,463
                                                   ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued...........................................          --           --          135          104
 Redeemed.........................................          --           --          (66)         (57)
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          --           --           69           47
                                                   ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS 2
 Issued...........................................         151          122           --           --
 Redeemed.........................................         (52)         (26)          --           --
                                                   -----------  -----------  -----------  -----------
 Net Increase (Decrease)..........................          99           96           --           --
                                                   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ International Moderate
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Real Assets
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA SmartBeta Equity
 .   AXA/AB Dynamic Moderate Growth/(1)/
 .   AXA/AB Small Cap Growth/(2)/
 .   AXA/DoubleLine Opportunistic Core Plus Bond
 .   AXA/Franklin Balanced Managed Volatility
 .   AXA/Franklin Small Cap Value Managed Volatility
 .   AXA/Franklin Templeton Allocation Managed Volatility
 .   AXA/Horizon Small Cap Value
 .   AXA/Loomis Sayles Growth
 .   AXA/Mutual Large Cap Equity Managed Volatility
 .   AXA/Pacific Global Small Cap Value
 .   AXA/Templeton Global Equity Managed Volatility
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Emerging Markets Equity PLUS
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/High Yield Bond
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund


   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)

   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
All Asset Aggressive-Alt 25.......................... $  6,003,415 $  2,470,539
All Asset Growth-Alt 20..............................   13,115,789   11,273,346
All Asset Moderate Growth-Alt 15.....................    3,773,326    1,126,990
American Century VP Mid Cap Value Fund...............   13,705,907    2,932,067
American Funds Insurance Series(R) Bond Fund/SM/.....   18,385,207    6,041,235
AXA 400 Managed Volatility...........................    2,997,940    1,979,526
AXA 500 Managed Volatility...........................    7,767,947    5,646,278
AXA 2000 Managed Volatility..........................    2,301,109    1,690,633
AXA Aggressive Allocation............................  124,347,960   80,223,096
AXA Balanced Strategy................................   24,523,281   11,089,637
AXA Conservative Allocation..........................   24,922,381   29,175,410
AXA Conservative Growth Strategy.....................    7,891,188    4,291,467
AXA Conservative Strategy............................    3,311,658    2,022,005
AXA Conservative-Plus Allocation.....................   43,507,700   39,067,789
AXA Global Equity Managed Volatility.................   34,250,787   59,584,222
AXA Growth Strategy..................................       55,775       46,699
AXA International Core Managed Volatility............   19,528,724   29,081,027
AXA International Managed Volatility.................    3,355,374    1,570,933
AXA International Value Managed Volatility...........   17,647,373   29,910,110
AXA Large Cap Core Managed Volatility................    4,156,034    6,134,264
AXA Large Cap Growth Managed Volatility..............   70,197,442   91,552,360
AXA Large Cap Value Managed Volatility...............   55,488,927  116,451,452
AXA Mid Cap Value Managed Volatility.................   32,298,898   69,262,137
AXA Moderate Allocation..............................  193,975,164  203,082,227
AXA Moderate Growth Strategy.........................   18,217,968    5,417,830
AXA Moderate-Plus Allocation.........................  181,408,532  144,992,492
AXA SmartBeta Equity.................................       77,814        1,719
AXA/AB Dynamic Moderate Growth.......................    6,330,359    3,207,211
AXA/AB Small Cap Growth..............................   71,809,998   61,665,626
AXA/DoubleLine Opportunistic Core Plus Bond..........      840,220      142,460
AXA/Franklin Balanced Managed Volatility.............   18,814,527   18,986,015
AXA/Franklin Small Cap Value Managed Volatility......    2,388,109    3,871,898
AXA/Franklin Templeton Allocation Managed Volatility.   12,709,012   12,235,855
AXA/Horizon Small Cap Value..........................       84,770        1,568
AXA/Loomis Sayles Growth.............................    7,997,731    8,131,036
AXA/Mutual Large Cap Equity Managed Volatility.......    2,378,665    5,140,928
AXA/Pacific Global Small Cap Value...................      140,959        2,534
AXA/Templeton Global Equity Managed Volatility.......    6,590,334    7,886,202
Charter/SM/ International Moderate...................       24,266          282
Charter/SM/ Multi-Sector Bond........................   12,486,072   18,489,073
Charter/SM/ Real Assets..............................       13,257           97
Charter/SM/ Small Cap Growth.........................    5,794,717    9,850,176
Charter/SM/ Small Cap Value..........................    7,974,448   16,241,508
EQ/BlackRock Basic Value Equity......................  105,545,747   98,839,845
EQ/Boston Advisors Equity Income.....................   23,790,281   18,262,220
EQ/Calvert Socially Responsible......................   13,326,279    8,239,699
EQ/Capital Guardian Research.........................   17,414,207   29,975,738
EQ/Common Stock Index................................   90,101,654  268,211,305
EQ/Core Bond Index...................................   22,257,970   21,391,055
EQ/Emerging Markets Equity PLUS......................    3,191,113    1,386,792
EQ/EQuity 500 Index..................................  249,689,646  208,291,891
EQ/GAMCO Mergers and Acquisitions....................    3,146,369    4,709,721

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES      SALES
                                                       ------------ ------------
EQ/GAMCO Small Company Value.......................... $163,509,865 $106,402,944
EQ/Global Bond PLUS...................................    9,334,907   16,547,612
EQ/High Yield Bond....................................    4,303,222    1,486,872
EQ/Intermediate Government Bond.......................    6,364,149   11,902,243
EQ/International Equity Index.........................   45,681,450   58,942,199
EQ/Invesco Comstock...................................   18,119,229   24,073,486
EQ/JPMorgan Value Opportunities.......................   20,882,073   15,402,398
EQ/Large Cap Growth Index.............................   56,428,509   35,240,474
EQ/Large Cap Value Index..............................   19,836,060   14,359,717
EQ/MFS International Growth...........................   24,368,815   18,285,912
EQ/Mid Cap Index......................................   67,817,699   60,395,668
EQ/Money Market.......................................  152,960,662  155,481,231
EQ/Morgan Stanley Mid Cap Growth......................   54,552,448   50,350,574
EQ/Oppenheimer Global.................................   36,391,305   19,319,429
EQ/PIMCO Global Real Return...........................   13,576,512    5,040,481
EQ/PIMCO Ultra Short Bond.............................   12,146,300   20,886,521
EQ/Quality Bond PLUS..................................    9,826,222   17,983,325
EQ/Small Company Index................................   53,517,344   36,349,247
EQ/T. Rowe Price Growth Stock.........................  106,025,368   54,445,475
EQ/UBS Growth & Income................................   20,211,110   12,283,314
EQ/Wells Fargo Omega Growth...........................   35,153,123   40,595,050
Fidelity(R) VIP Contrafund(R) Portfolio...............  103,063,541   40,687,912
Fidelity(R) VIP Equity-Income Portfolio...............    3,225,254      812,086
Fidelity(R) VIP Mid Cap Portfolio.....................   12,770,468    3,091,543
Goldman Sachs VIT Mid Cap Value Fund..................   22,705,046   10,493,049
Invesco V.I. Diversified Dividend Fund................    6,336,391    1,376,859
Invesco V.I. Global Real Estate Fund..................   29,568,325   17,423,353
Invesco V.I. High Yield Fund..........................   12,697,691    6,044,408
Invesco V.I. International Growth Fund................   20,615,595    7,930,074
Invesco V.I. Mid Cap Core Equity Fund.................    5,580,060    3,270,503
Invesco V.I. Small Cap Equity Fund....................    4,947,592    1,707,252
Ivy Funds VIP Energy..................................   25,547,369   16,181,283
Ivy Funds VIP High Income.............................   61,131,745   39,364,064
Ivy Funds VIP Mid Cap Growth..........................   36,208,139   14,749,008
Ivy Funds VIP Small Cap Growth........................   22,029,850   10,340,229
Lazard Retirement Emerging Markets Equity Portfolio...   50,045,654   23,274,431
MFS(R) International Value Portfolio..................   88,409,878   31,043,906
MFS(R) Investors Trust Series.........................    4,107,346    2,830,286
MFS(R) Massachusetts Investors Growth Stock Portfolio.    2,626,214    2,195,818
MFS(R) Technology Portfolio...........................   29,682,577   15,808,728
MFS(R) Utilities Series...............................   42,413,165   29,409,475
Multimanager Aggressive Equity........................   16,189,948   75,287,340
Multimanager Core Bond................................   23,360,774   28,876,908
Multimanager Mid Cap Growth...........................   15,332,195   13,244,353
Multimanager Mid Cap Value............................    4,272,343   11,255,333
Multimanager Technology...............................   37,245,396   35,364,222
Oppenheimer Main Street Fund(R)/VA....................    1,328,692      283,187
PIMCO CommodityRealReturn(R) Strategy Portfolio.......    2,691,296    1,015,088
Target 2015 Allocation................................    5,007,716    5,845,808
Target 2025 Allocation................................   13,093,155    8,456,334
Target 2035 Allocation................................   11,983,889    5,692,094
Target 2045 Allocation................................   11,664,345    4,107,654
Target 2055 Allocation................................      609,481       51,315
Templeton Global Bond VIP Fund........................   20,967,930    6,425,619
Van Eck VIP Global Hard Assets Fund...................    8,663,762    4,637,340

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)


   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Class Service       768,597                               621,908
Value -- Class Service    $     14.33                          $      17.71
Net Assets Before Merger  $11,013,989                          $         --
Net Assets After Merger   $        --                          $ 11,013,989
Unrealized Gain (Loss)    $   394,876
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/DAVIS NEW YORK VENTURE            EQ/INVESCO COMSTOCK
                          EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------
                          EQ/DAVIS NEW YORK VENTURE
Shares -- Class B           2,454,350
Value -- Class B          $     13.86
Net Assets Before Merger  $34,021,225
Net Assets After Merger   $        --
Unrealized Gain           $ 8,682,687
                          EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B           3,486,776                             8,295,538
Value -- Class B          $     12.96                          $      14.82
Net Assets Before Merger  $45,193,317                          $ 43,712,513
Net Assets After Merger   $        --                          $122,927,055
Unrealized Gain           $ 1,552,126
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY    AXA INTERNATIONAL CORE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B           4,788,613                            18,772,898
Value -- Class B          $     12.18                          $      10.81
Net Assets Before Merger  $58,347,113                          $144,520,175
Net Assets After Merger   $        --                          $202,867,288
Unrealized Gain           $ 8,803,894
-----------------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE         AXA LARGE CAP VALUE MANAGED
                                                               VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                53,170,971
Value -- Class A                                               $      15.21
Net Assets Before Merger                                       $767,140,932
Net Assets After Merger   $        --                          $808,474,818
Shares -- Class B           4,091,153                             7,279,298
Value -- Class B          $     14.18                          $      15.17
Net Assets Before Merger  $57,994,995                          $ 93,765,645
Net Assets After Merger   $        --                          $110,426,754
Unrealized Gain           $18,999,581
-----------------------------------------------------------------------------------------------

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B           17,815,352                         26,259,836
Value -- Class B          $      21.71                       $      25.54
Net Assets Before Merger  $386,809,324                       $283,980,474
Net Assets After Merger   $         --                       $670,789,798
Unrealized Gain           $147,888,852
-------------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-------------------------------------------------------------------------------------------
Shares -- Class B              958,444                          3,427,910
Value -- Class B          $      15.08                       $       9.21
Net Assets Before Merger  $ 14,455,752                       $ 17,133,522
Net Assets After Merger   $         --                       $ 31,589,274
Unrealized Gain           $  4,852,562
-------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)

   "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly         Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Managed Account Service Fee       Quarterly                    The Managed Account Service ("MAS")        Unit liquidation from
                                                               Advisory fee is a quarterly fee that can   account value
                                                               be charged at an annual rate of up to
                                                               0.60%. The amount of the fee may be lower
                                                               and varies among broker-dealers. The fee
                                                               will be deducted pro rata from the
                                                               Non-Personal Income Benefit variable
                                                               investment options and guaranteed
                                                               interest option first, then from the
                                                               account for special dollar cost
                                                               averaging. The MAS Advisory fee does not
                                                               apply to Personal Income Benefit related
                                                               assets.

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(e)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(e)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET GROWTH-ALT 20 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $148.32           --                  --            --        1.88%
       Highest contract charge 1.45% Class B       $140.96           --                  --            --        0.91%
       All contract charges                             --          387             $55,179          1.49%         --
2013   Lowest contract charge 0.50% Class B        $145.58           --                  --            --       13.55%
       Highest contract charge 1.45% Class B       $139.69           --                  --            --       12.47%
       All contract charges                             --          356             $50,117          1.47%         --
2012   Lowest contract charge 0.50% Class B        $128.21           --                  --            --       11.43%
       Highest contract charge 1.45% Class B       $124.20           --                  --            --       10.36%
       All contract charges                             --          309             $38,706          1.74%         --
2011   Lowest contract charge 0.50% Class B        $115.06           --                  --            --       (3.97)%
       Highest contract charge 1.45% Class B       $112.54           --                  --            --       (4.89)%
       All contract charges                             --          223             $25,298          1.97%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015   Lowest contract charge 0.50% Class B        $102.12           --                  --            --       (4.21)%
       Highest contract charge 1.34% Class B       $ 99.85           --                  --            --       (5.01)%
       All contract charges                             --           54             $ 5,512          0.98%         --
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(e)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(e)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
2011   Lowest contract charge 0.70% Class II       $104.57           --                  --            --       (1.53)%
       Highest contract charge 1.20% Class II      $103.68           --                  --            --       (2.03)%
       All contract charges                             --           16             $ 1,668          1.44%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(e)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(e)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(e)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.40% Class B(d)   $104.96            --                 --            --         4.46%
      Highest contract charge 1.34% Class B     $124.57            --                 --            --        14.91%
      All contract charges                           --            28           $  3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B      $109.35            --                 --            --        (8.86)%
      Highest contract charge 1.34% Class B     $108.41            --                 --            --        (9.45)%
      All contract charges                           --            25           $  2,592          0.05%          --
AXA 500 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $165.27            --                 --            --        (0.14)%
      Highest contract charge 1.34% Class B     $176.28            --                 --            --        (0.98)%
      All contract charges                           --            87           $ 14,632          0.97%          --
2014  Lowest contract charge 0.50% Class B      $165.50            --                 --            --        12.03%
      Highest contract charge 1.34% Class B     $178.03            --                 --            --        11.08%
      All contract charges                           --            76           $ 12,843          0.68%          --
2013  Lowest contract charge 0.70% Class B      $163.76            --                 --            --        30.02%
      Highest contract charge 1.34% Class B     $160.27            --                 --            --        29.18%
      All contract charges                           --            58           $  8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B      $125.95            --                 --            --        14.01%
      Highest contract charge 1.34% Class B     $124.07            --                 --            --        13.27%
      All contract charges                           --            47           $  5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B      $110.47            --                 --            --        (4.42)%
      Highest contract charge 1.34% Class B     $109.53            --                 --            --        (5.03)%
      All contract charges                           --            35           $  3,721          0.64%          --
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $144.00            --                 --            --        (5.57)%
      Highest contract charge 1.34% Class B     $162.09            --                 --            --        (6.37)%
      All contract charges                           --            26           $  4,016          0.40%          --
2014  Lowest contract charge 0.50% Class B      $152.50            --                 --            --         3.54%
      Highest contract charge 1.34% Class B     $173.12            --                 --            --         2.66%
      All contract charges                           --            23           $  3,815          0.15%          --
2013  Lowest contract charge 0.70% Class B      $172.30            --                 --            --        36.42%
      Highest contract charge 1.34% Class B     $168.64            --                 --            --        35.55%
      All contract charges                           --            22           $  3,583          0.13%          --
2012  Lowest contract charge 0.70% Class B      $126.30            --                 --            --        14.64%
      Highest contract charge 1.34% Class B     $124.41            --                 --            --        13.90%
      All contract charges                           --            16           $  1,867          0.34%          --
2011  Lowest contract charge 0.70% Class B      $110.17            --                 --            --       (11.18)%
      Highest contract charge 1.34% Class B     $109.23            --                 --            --       (11.75)%
      All contract charges                           --            12           $  1,291          0.03%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B      $187.23            --                 --            --        (2.25)%
      Highest contract charge 1.45% Class B     $166.47            --                 --            --        (3.18)%
      All contract charges                           --         3,347           $567,396          0.97%          --
2014  Lowest contract charge 0.50% Class B      $191.54            --                 --            --         4.20%
      Highest contract charge 1.45% Class B     $171.94            --                 --            --         3.20%
      All contract charges                           --         3,294           $574,931          1.61%          --
2013  Lowest contract charge 0.50% Class B      $183.82            --                 --            --        25.79%
      Highest contract charge 1.45% Class B     $166.61            --                 --            --        24.61%
      All contract charges                           --         3,201           $539,875          2.58%          --
2012  Lowest contract charge 0.50% Class B      $146.13            --                 --            --        13.60%
      Highest contract charge 1.45% Class B     $133.71            --                 --            --        12.51%
      All contract charges                           --         3,104           $418,515          0.89%          --
2011  Lowest contract charge 0.50% Class B      $128.63            --                 --            --        (7.96)%
      Highest contract charge 1.45% Class B     $118.84            --                 --            --        (8.84)%
      All contract charges                           --         2,983           $357,014          1.34%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 1.10% Class A      $132.70            --                 --            --        (1.73)%
      Highest contract charge 1.25% Class A     $131.44            --                 --            --        (1.88)%
      All contract charges                           --             1           $    189          1.03%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A       $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A      $133.96            --                 --            --        3.09%
      All contract charges                            --             2           $    253          1.18%         --
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
2011  Lowest contract charge 1.10% Class A       $108.40            --                 --            --       (3.22)%
      Highest contract charge 1.25% Class A      $108.02            --                 --            --       (3.37)%
      All contract charges                            --             5           $    544          1.36%         --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(c)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
2011  Lowest contract charge 1.25% Class B       $115.70            --                 --            --       (3.61)%
      Highest contract charge 1.30% Class B      $115.55            --                 --            --       (3.66)%
      All contract charges                            --           290           $ 33,585          1.36%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
2011  Lowest contract charge 0.50% Class B       $128.42            --                 --            --        1.39%
      Highest contract charge 1.45% Class B      $118.65            --                 --            --        0.42%
      All contract charges                            --           988           $116,023          1.76%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(c)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(c)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 1.25% Class B      $114.67            --                 --            --        (2.62)%
      Highest contract charge 1.30% Class B     $114.53            --                 --            --        (2.67)%
      All contract charges                           --            52           $  5,951          1.39%          --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.50% Class B(c)   $107.30            --                 --            --        (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --        (1.51)%
      All contract charges                           --            74           $  8,166          0.87%          --
2014  Lowest contract charge 0.70% Class B(c)   $107.44            --                 --            --         1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --         1.24%
      All contract charges                           --            61           $  6,971          0.78%          --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --         3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --         2.98%
      All contract charges                           --            60           $  6,833          1.27%          --
2012  Lowest contract charge 0.90% Class B(c)   $101.61            --                 --            --         2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --         3.13%
      All contract charges                           --            37           $  4,099          1.00%          --
2011  Lowest contract charge 1.25% Class B      $111.12            --                 --            --        (0.54)%
      Highest contract charge 1.30% Class B     $110.98            --                 --            --        (0.59)%
      All contract charges                           --            25           $  2,768          1.90%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --        (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --        (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%          --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --         2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --         1.67%
      All contract charges                           --         1,503           $208,413          1.02%          --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --         9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --         8.64%
      All contract charges                           --         1,495           $203,468          1.43%          --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --         6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --         5.81%
      All contract charges                           --         1,444           $180,296          0.84%          --
2011  Lowest contract charge 0.50% Class B      $127.77            --                 --            --        (1.21)%
      Highest contract charge 1.45% Class B     $118.05            --                 --            --        (2.15)%
      All contract charges                           --         1,358           $160,091          1.58%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --        (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --        (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%          --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --         1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --         0.21%
      All contract charges                           --         1,741           $398,475          0.95%          --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --        19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --        18.61%
      All contract charges                           --         1,872           $425,169          0.82%          --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --        16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --        15.28%
      All contract charges                           --         2,004           $382,122          1.42%          --
2011  Lowest contract charge 0.50% Class B      $210.44            --                 --            --       (12.75)%
      Highest contract charge 1.45% Class B     $219.81            --                 --            --       (13.59)%
      All contract charges                           --         2,138           $354,891          1.73%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --        (2.22)%
      All contract charges                           --             9           $  1,292          1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A      $108.93            --                 --            --        (5.21)%
      Highest contract charge 1.25% Class A     $108.55            --                 --            --        (5.35)%
      All contract charges                           --            11           $  1,177          1.19%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(f)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
2011  Lowest contract charge 0.50% Class B      $ 96.76            --                 --            --       (17.35)%
      Highest contract charge 1.45% Class B     $120.58            --                 --            --       (18.13)%
      All contract charges                           --         1,229           $119,909          2.76%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
2011  Lowest contract charge 0.70% Class B      $ 93.15            --                 --            --       (16.64)%
      Highest contract charge 1.34% Class B     $ 92.35            --                 --            --       (17.17)%
      All contract charges                           --            34           $  3,102          2.30%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(d)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --
2011  Lowest contract charge 0.50% Class B      $ 94.32            --                 --            --       (16.58)%
      Highest contract charge 1.45% Class B     $114.01            --                 --            --       (17.38)%
      All contract charges                           --         1,878           $198,047          1.92%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY(K)
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --            --       (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --            --       (5.63)%
      All contract charges                         --           157           $ 13,764          1.03%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(L)
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --            --       (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --            --       (5.05)%
      All contract charges                         --         1,612           $225,271          0.40%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --            --       (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --            --       (6.18)%
      All contract charges                         --         6,453           $607,136          1.30%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(H)
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --
2014  Lowest contract charge 0.40% Class B    $152.11            --                 --            --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                 --            --       10.79%
      All contract charges                         --           682           $108,045          1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                 --            --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                 --            --       30.77%
      All contract charges                         --           653           $ 93,695          1.05%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(H) (CONTINUED)
2012      Lowest contract charge 0.40% Class B(d)       $103.13            --                  --           --         3.04%
          Highest contract charge 1.30% Class B         $ 77.76            --                  --           --        14.37%
          All contract charges                               --           729          $   79,920         1.55%          --
2011      Lowest contract charge 0.50% Class B          $111.04            --                  --           --        (5.55)%
          Highest contract charge 1.30% Class B         $ 67.99            --                  --           --        (6.30)%
          All contract charges                               --           852          $   81,786         1.30%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2015      Lowest contract charge 0.50% Class B          $265.50            --                  --           --        (4.02)%
          Highest contract charge 1.45% Class B         $182.41            --                  --           --        (4.94)%
          All contract charges                               --         2,042          $  467,179         0.75%          --
2014      Lowest contract charge 0.50% Class B          $276.62            --                  --           --        10.32%
          Highest contract charge 1.45% Class B         $191.89            --                  --           --         9.26%
          All contract charges                               --         2,184          $  524,830         0.58%          --
2013      Lowest contract charge 0.50% Class B          $250.75            --                  --           --        32.41%
          Highest contract charge 1.45% Class B         $175.62            --                  --           --        31.15%
          All contract charges                               --         2,362          $  518,799         0.51%          --
2012      Lowest contract charge 0.50% Class B          $189.37            --                  --           --        18.03%
          Highest contract charge 1.45% Class B         $133.91            --                  --           --        16.90%
          All contract charges                               --         2,547          $  426,205         1.21%          --
2011      Lowest contract charge 0.50% Class B          $160.44            --                  --           --        (9.88)%
          Highest contract charge 1.45% Class B         $114.55            --                  --           --       (10.74)%
          All contract charges                               --         2,799          $  399,994         0.84%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.70% Class A          $201.82            --                  --           --        (1.58)%
          Highest contract charge 1.45% Class A         $154.60            --                  --           --        (2.32)%
          All contract charges                               --        12,791          $1,164,680         0.82%          --
2014      Lowest contract charge 0.70% Class A          $205.05            --                  --           --         2.31%
          Highest contract charge 1.45% Class A         $158.27            --                  --           --         1.53%
          All contract charges                               --        13,795          $1,271,667         1.09%          --
2013      Lowest contract charge 0.70% Class A          $200.42            --                  --           --        12.32%
          Highest contract charge 1.45% Class A         $155.88            --                  --           --        11.48%
          All contract charges                               --        14,831          $1,331,767         1.61%          --
2012      Lowest contract charge 0.50% Class A          $111.06            --                  --           --         8.26%
          Highest contract charge 1.45% Class A         $139.83            --                  --           --         7.22%
          All contract charges                               --        16,009          $1,275,105         0.78%          --
2011      Lowest contract charge 0.50% Class A          $102.59            --                  --           --        (2.64)%
          Highest contract charge 1.45% Class A         $130.42            --                  --           --        (3.56)%
          All contract charges                               --        17,152          $1,263,112         1.69%          --
AXA MODERATE ALLOCATION
2015      Lowest contract charge 0.40% Class B          $116.89            --                  --           --        (1.28)%
          Highest contract charge 1.30% Class B         $115.98            --                  --           --        (2.16)%
          All contract charges                               --         3,011          $  443,187         0.82%          --
2014      Lowest contract charge 0.40% Class B          $118.40            --                  --           --         2.62%
          Highest contract charge 1.30% Class B         $118.54            --                  --           --         1.71%
          All contract charges                               --         2,887          $  432,074         1.09%          --
2013      Lowest contract charge 0.40% Class B          $115.38            --                  --           --        12.65%
          Highest contract charge 1.30% Class B         $116.55            --                  --           --        11.66%
          All contract charges                               --         2,631          $  385,285         1.61%          --
2012      Lowest contract charge 0.40% Class B(d)       $102.42            --                  --           --         2.26%
          Highest contract charge 1.30% Class B         $104.38            --                  --           --         7.40%
          All contract charges                               --         2,366          $  307,939         0.78%          --
2011      Lowest contract charge 0.50% Class B          $118.42            --                  --           --        (2.88)%
          Highest contract charge 1.30% Class B         $ 97.19            --                  --           --        (3.65)%
          All contract charges                               --         2,171          $  261,855         1.69%          --
AXA MODERATE GROWTH STRATEGY
2015      Lowest contract charge 0.50% Class B          $125.27            --                  --           --        (1.28)%
          Highest contract charge 1.45% Class B         $120.97            --                  --           --        (2.23)%
          All contract charges                               --           304          $   37,073         1.26%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(c)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(c)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
2011  Lowest contract charge 0.50% Class B       $133.07            --                  --           --       (5.43)%
      Highest contract charge 1.45% Class B      $122.94            --                  --           --       (6.34)%
      All contract charges                            --         6,568          $  807,708         1.45%         --
AXA SMARTBETA EQUITY
2015  Lowest contract charge 0.90% Class B(o)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(o)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(c)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(c)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(c)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.70% Class A       $272.48            --                  --           --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                  --           --       (4.32)%
      All contract charges                            --           887          $  276,150         0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                  --           --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                  --           --        2.07%
      All contract charges                            --           955          $  310,247         0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                  --           --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                  --           --       36.17%
      All contract charges                            --         1,032          $  327,707         0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                  --           --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                  --           --       13.91%
      All contract charges                            --         1,112          $  259,067         0.21%         --
2011  Lowest contract charge 0.50% Class A       $118.95            --                  --           --       (0.89)%
      Highest contract charge 1.45% Class A      $147.66            --                  --           --       (1.84)%
      All contract charges                            --         1,220          $  249,306         0.00%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2015     Lowest contract charge 0.50% Class B          $179.11           --                  --            --        (3.39)%
         Highest contract charge 1.30% Class B         $171.87           --                  --            --        (4.16)%
         All contract charges                               --          250             $55,409          0.05%          --
2014     Lowest contract charge 0.50% Class B          $185.40           --                  --            --         3.06%
         Highest contract charge 1.30% Class B         $179.33           --                  --            --         2.25%
         All contract charges                               --          248             $58,063          0.06%          --
2013     Lowest contract charge 0.50% Class B          $179.90           --                  --            --        37.49%
         Highest contract charge 1.30% Class B         $175.39           --                  --            --        36.39%
         All contract charges                               --          250             $58,082          0.05%          --
2012     Lowest contract charge 0.50% Class B          $130.85           --                  --            --        15.00%
         Highest contract charge 1.30% Class B         $128.59           --                  --            --        14.10%
         All contract charges                               --          248             $42,946          0.21%          --
2011     Lowest contract charge 0.50% Class B          $113.78           --                  --            --        (1.14)%
         Highest contract charge 1.30% Class B         $112.70           --                  --            --        (1.92)%
         All contract charges                               --          255             $39,148          0.00%          --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2015     Lowest contract charge 0.50% Class B(o)       $ 97.98           --                  --            --        (2.28)%
         Highest contract charge 1.25% Class B(o)      $ 97.51           --                  --            --        (2.72)%
         All contract charges                               --            7             $   678          3.46%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(d)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
2011     Lowest contract charge 0.50% Class B          $103.19           --                  --            --        (0.42)%
         Highest contract charge 1.45% Class B         $ 98.07           --                  --            --        (1.37)%
         All contract charges                               --          717             $70,812          3.23%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
2011     Lowest contract charge 0.50% Class B          $ 92.77           --                  --            --       (10.03)%
         Highest contract charge 1.45% Class B         $ 88.16           --                  --            --       (10.89)%
         All contract charges                               --          156             $13,851          0.14%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE        (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ----------   ----------------- ----------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2013     Lowest contract charge 0.50% Class B         $112.30             --                  --            --        22.68%
         Highest contract charge 1.34% Class B        $106.16             --                  --            --        21.63%
         All contract charges                              --            599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B         $ 91.54             --                  --            --        14.14%
         Highest contract charge 1.34% Class B        $ 87.28             --                  --            --        13.19%
         All contract charges                              --            589             $51,679          1.81%          --
2011     Lowest contract charge 0.50% Class B         $ 80.20             --                  --            --        (4.92)%
         Highest contract charge 1.34% Class B        $ 77.11             --                  --            --        (5.72)%
         All contract charges                              --            598             $46,424          1.83%          --
AXA/HORIZON SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 87.72             --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(o)     $ 87.33             --                  --            --       (12.07)%
         All contract charges                              --              1             $    76          0.81%          --
AXA/LOOMIS SAYLES GROWTH
2015     Lowest contract charge 0.40% Class B         $151.19             --                  --            --        11.08%
         Highest contract charge 1.45% Class B        $204.55             --                  --            --         9.91%
         All contract charges                              --            223             $45,979          0.12%          --
2014     Lowest contract charge 0.40% Class B         $136.11             --                  --            --         7.39%
         Highest contract charge 1.45% Class B        $186.11             --                  --            --         6.26%
         All contract charges                              --            223             $42,010          0.11%          --
2013     Lowest contract charge 0.40% Class B         $126.74             --                  --            --        26.75%
         Highest contract charge 1.45% Class B        $175.15             --                  --            --        25.43%
         All contract charges                              --            255             $44,612          0.81%          --
2012     Lowest contract charge 0.40% Class B(d)      $ 99.99             --                  --            --        (0.22)%
         Highest contract charge 1.45% Class B        $139.64             --                  --            --        10.94%
         All contract charges                              --            277             $38,861          0.84%          --
2011     Lowest contract charge 0.70% Class B         $132.95             --                  --            --         2.16%
         Highest contract charge 1.45% Class B        $125.87             --                  --            --         1.39%
         All contract charges                              --            295             $37,352          0.50%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $136.64             --                  --            --        (2.87)%
         Highest contract charge 1.45% Class B        $124.96             --                  --            --        (3.80)%
         All contract charges                              --            203             $25,859          1.81%          --
2014     Lowest contract charge 0.50% Class B         $140.68             --                  --            --         9.16%
         Highest contract charge 1.45% Class B        $129.89             --                  --            --         8.11%
         All contract charges                              --            225             $29,735          1.75%          --
2013     Lowest contract charge 0.50% Class B         $128.88             --                  --            --        28.62%
         Highest contract charge 1.45% Class B        $120.15             --                  --            --        27.40%
         All contract charges                              --            251             $30,649          0.70%          --
2012     Lowest contract charge 0.50% Class B         $100.20             --                  --            --        13.63%
         Highest contract charge 1.45% Class B        $ 94.31             --                  --            --        12.54%
         All contract charges                              --            277             $26,266          1.35%          --
2011     Lowest contract charge 0.50% Class B         $ 88.18             --                  --            --        (4.93)%
         Highest contract charge 1.45% Class B        $ 83.80             --                  --            --        (5.83)%
         All contract charges                              --            308             $25,979          0.90%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2015     Lowest contract charge 0.50% Class B(o)      $ 80.96             --                  --            --       (17.53)%
         Highest contract charge 1.25% Class B(o)     $ 80.57             --                  --            --       (17.91)%
         All contract charges                              --              1             $   121          0.22%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2015     Lowest contract charge 0.50% Class B         $119.61             --                  --            --        (3.12)%
         Highest contract charge 1.45% Class B        $109.38             --                  --            --        (4.05)%
         All contract charges                              --            399             $44,162          0.00%          --
2014     Lowest contract charge 0.50% Class B         $123.46             --                  --            --         0.59%
         Highest contract charge 1.45% Class B        $114.00             --                  --            --        (0.37)%
         All contract charges                              --            405             $46,619          1.40%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO*
                                                            ---------- ----------------- ----------------- -------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013        Lowest contract charge 0.50% Class B             $122.73           --                  --            --
            Highest contract charge 1.45% Class B            $114.42           --                  --            --
            All contract charges                                  --          394             $45,428          0.82%
2012        Lowest contract charge 0.50% Class B             $ 97.17           --                  --            --
            Highest contract charge 1.45% Class B            $ 91.46           --                  --            --
            All contract charges                                  --          379             $34,837          1.35%
2011        Lowest contract charge 0.50% Class B             $ 81.83           --                  --            --
            Highest contract charge 1.45% Class B            $ 77.77           --                  --            --
            All contract charges                                  --          375             $29,358          1.82%
CHARTER/SM/ INTERNATIONAL MODERATE
2015        Lowest contract charge 0.50% Class B(o)          $ 91.98           --                  --            --
            Highest contract charge 1.20% Class B(o)         $ 91.57           --                  --            --
            All contract charges                                  --           --             $    23          3.08%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.70% Class A             $117.49           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.73           --                  --            --
            All contract charges                                  --          401             $65,307          1.52%
2014        Lowest contract charge 0.70% Class A             $119.08           --                  --            --
            Highest contract charge 1.45% Class A            $ 97.76           --                  --            --
            All contract charges                                  --          433             $72,235          2.48%
2013        Lowest contract charge 0.70% Class A             $117.13           --                  --            --
            Highest contract charge 1.45% Class A            $ 96.89           --                  --            --
            All contract charges                                  --          476             $78,335          3.40%
2012        Lowest contract charge 0.50% Class A             $102.94           --                  --            --
            Highest contract charge 1.45% Class A            $ 99.32           --                  --            --
            All contract charges                                  --          520             $87,757          2.29%
2011        Lowest contract charge 0.50% Class A             $ 98.22           --                  --            --
            Highest contract charge 1.45% Class A            $ 95.68           --                  --            --
            All contract charges                                  --          546             $88,897          3.96%
CHARTER/SM/ MULTI-SECTOR BOND
2015        Lowest contract charge 0.50% Class B             $132.49           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.86           --                  --            --
            All contract charges                                  --          256             $26,346          1.52%
2014        Lowest contract charge 0.50% Class B             $134.01           --                  --            --
            Highest contract charge 1.30% Class B            $ 95.70           --                  --            --
            All contract charges                                  --          262             $27,445          2.48%
2013        Lowest contract charge 0.50% Class B             $131.54           --                  --            --
            Highest contract charge 1.30% Class B            $ 94.68           --                  --            --
            All contract charges                                  --          275             $28,502          3.40%
2012        Lowest contract charge 0.50% Class B             $133.36           --                  --            --
            Highest contract charge 1.30% Class B            $ 96.76           --                  --            --
            All contract charges                                  --          300             $31,613          2.29%
2011        Lowest contract charge 0.50% Class B             $127.26           --                  --            --
            Highest contract charge 1.30% Class B            $ 93.07           --                  --            --
            All contract charges                                  --          289             $29,574          3.96%
CHARTER/SM/ REAL ASSETS
2015        Lowest contract charge 1.20% Class B(o)          $ 86.47           --                  --            --
            Highest contract charge 1.25% Class B(o)         $ 86.44           --                  --            --
            All contract charges                                  --           --             $    13          2.81%
CHARTER/SM/ SMALL CAP GROWTH
2015        Lowest contract charge 0.50% Class B             $168.45           --                  --            --
            Highest contract charge 1.45% Class B            $151.25           --                  --            --
            All contract charges                                  --          265             $40,398          0.26%
2014        Lowest contract charge 0.70% Class B             $176.51           --                  --            --
            Highest contract charge 1.45% Class B            $163.35           --                  --            --
            All contract charges                                  --          288             $47,082          0.00%

                                                --------
                                                 TOTAL
                                                RETURN**
                                                --------

Lowest contract charge 0.50% Class B              26.30%
Highest contract charge 1.45% Class B             25.10%
All contract charges                                 --
Lowest contract charge 0.50% Class B              18.75%
Highest contract charge 1.45% Class B             17.60%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (8.76)%
Highest contract charge 1.45% Class B             (9.62)%
All contract charges                                 --

Lowest contract charge 0.50% Class B(o)           (6.45)%
Highest contract charge 1.20% Class B(o)          (6.85)%
All contract charges                                 --

Lowest contract charge 0.70% Class A              (1.34)%
Highest contract charge 1.45% Class A             (2.08)%
All contract charges                                 --
Lowest contract charge 0.70% Class A               1.66%
Highest contract charge 1.45% Class A              0.90%
All contract charges                                 --
Lowest contract charge 0.70% Class A              (1.70)%
Highest contract charge 1.45% Class A             (2.45)%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.81%
Highest contract charge 1.45% Class A              3.80%
All contract charges                                 --
Lowest contract charge 0.50% Class A               4.80%
Highest contract charge 1.45% Class A              3.81%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (1.13)%
Highest contract charge 1.30% Class B             (1.92)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               1.88%
Highest contract charge 1.30% Class B              1.08%
All contract charges                                 --
Lowest contract charge 0.50% Class B              (1.36)%
Highest contract charge 1.30% Class B             (2.15)%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.79%
Highest contract charge 1.30% Class B              3.96%
All contract charges                                 --
Lowest contract charge 0.50% Class B               4.55%
Highest contract charge 1.30% Class B              3.72%
All contract charges                                 --

Lowest contract charge 1.20% Class B(o)          (12.49)%
Highest contract charge 1.25% Class B(o)         (12.52)%
All contract charges                                 --

Lowest contract charge 0.50% Class B              (6.52)%
Highest contract charge 1.45% Class B             (7.41)%
All contract charges                                 --
Lowest contract charge 0.70% Class B              (3.29)%
Highest contract charge 1.45% Class B             (4.02)%
All contract charges                                 --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ SMALL CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.50% Class B    $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --                 --            --        45.64%
      All contract charges                         --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                 --            --         9.76%
      All contract charges                         --           327           $ 38,523          0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12            --                 --            --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47            --                 --            --       (16.90)%
      All contract charges                         --           365           $ 39,106          0.00%          --
CHARTER/SM /SMALL CAP VALUE
2015  Lowest contract charge 0.50% Class B    $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --                 --            --       (14.40)%
      All contract charges                         --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --                 --            --        (6.48)%
      All contract charges                         --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --                 --            --        40.65%
      All contract charges                         --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B    $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B   $138.95            --                 --            --        15.08%
      All contract charges                         --           629           $112,152          0.58%          --
2011  Lowest contract charge 0.50% Class B    $163.11            --                 --            --        (9.47)%
      Highest contract charge 1.45% Class B   $120.74            --                 --            --       (10.34)%
      All contract charges                         --           696           $107,551          0.07%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.50% Class B    $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --                 --            --        (7.51)%
      All contract charges                         --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B    $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B   $255.41            --                 --            --         8.11%
      All contract charges                         --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --            --        35.74%
      All contract charges                         --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --            --        11.99%
      All contract charges                         --         2,239           $456,812          1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --            --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --            --        (4.51)%
      All contract charges                         --         2,193           $402,728          1.27%          --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.50% Class B    $186.71            --                 --            --        (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                 --            --        (3.13)%
      All contract charges                         --           604           $102,239          1.58%          --
2014  Lowest contract charge 0.50% Class B    $190.90            --                 --            --         8.13%
      Highest contract charge 1.45% Class B   $173.06            --                 --            --         7.09%
      All contract charges                         --           630           $109,337          1.56%          --
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --            --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --            --        29.85%
      All contract charges                         --           649           $105,279          2.16%          --
2012  Lowest contract charge 0.50% Class B    $134.67            --                 --            --        17.15%
      Highest contract charge 1.45% Class B   $124.45            --                 --            --        16.02%
      All contract charges                         --           564           $ 70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B    $114.96            --                 --            --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27            --                 --            --        (1.84)%
      All contract charges                         --           516           $ 55,550          1.86%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B(p)   $162.21            --                  --           --       (4.35)%
      Highest contract charge 1.45% Class B     $165.49            --                  --           --       (0.98)%
      All contract charges                           --           329          $   43,199         1.02%         --
2014  Lowest contract charge 0.40% Class B      $153.55            --                  --           --       13.15%
      Highest contract charge 1.45% Class B     $167.13            --                  --           --       11.96%
      All contract charges                           --           326          $   43,049         0.82%         --
2013  Lowest contract charge 0.40% Class B      $135.70            --                  --           --       33.80%
      Highest contract charge 1.45% Class B     $149.27            --                  --           --       32.38%
      All contract charges                           --           312          $   36,819         0.79%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.42            --                  --           --        1.04%
      Highest contract charge 1.45% Class B     $112.76            --                  --           --       15.05%
      All contract charges                           --           301          $   26,789         1.00%         --
2011  Lowest contract charge 0.50% Class B      $ 75.24            --                  --           --       (0.24)%
      Highest contract charge 1.35% Class B     $ 76.58            --                  --           --       (1.07)%
      All contract charges                           --           304          $   23,549         0.38%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.70% Class B      $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B     $193.68            --                  --           --        0.43%
      All contract charges                           --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B      $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B     $192.85            --                  --           --        8.91%
      All contract charges                           --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B      $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B     $177.07            --                  --           --       29.85%
      All contract charges                           --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B      $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B     $136.36            --                  --           --       15.71%
      All contract charges                           --         1,220          $  166,755         0.91%         --
2011  Lowest contract charge 0.70% Class B      $129.43            --                  --           --        3.27%
      Highest contract charge 1.45% Class B     $117.85            --                  --           --        2.50%
      All contract charges                           --         1,313          $  155,656         0.71%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.70% Class A      $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A     $155.18            --                  --           --       (1.50)%
      All contract charges                           --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A      $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A     $157.55            --                  --           --       10.43%
      All contract charges                           --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A      $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A     $142.67            --                  --           --       30.55%
      All contract charges                           --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A      $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A     $109.28            --                  --           --       13.92%
      All contract charges                           --         5,579          $1,869,594         1.54%         --
2011  Lowest contract charge 0.50% Class A      $ 89.43            --                  --           --        0.28%
      Highest contract charge 1.45% Class A     $ 95.93            --                  --           --       (0.68)%
      All contract charges                           --         6,234          $1,826,842         1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.40% Class B      $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B     $137.96            --                  --           --       (1.34)%
      All contract charges                           --           870          $  130,043         1.35%         --
2014  Lowest contract charge 0.40% Class B      $150.16            --                  --           --       11.61%
      Highest contract charge 1.30% Class B     $139.83            --                  --           --       10.61%
      All contract charges                           --           888          $  134,632         1.22%         --
2013  Lowest contract charge 0.40% Class B      $134.54            --                  --           --       31.94%
      Highest contract charge 1.30% Class B     $126.42            --                  --           --       30.76%
      All contract charges                           --           908          $  125,249         1.28%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.97            --                  --           --        1.74%
      Highest contract charge 1.30% Class B     $ 96.68            --                  --           --       14.12%
      All contract charges                           --           895          $   93,945         1.54%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                 --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                 --            --        (0.76)%
      All contract charges                            --           981           $ 90,393          1.45%          --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                 --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                 --            --         3.29%
      All contract charges                            --         1,056           $122,833          1.85%          --
EQ/EMERGING MARKETS EQUITY PLUS
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.25)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(e)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(e)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99            --                 --            --         1.26%
      Highest contract charge 1.45% Class A      $106.45            --                 --            --         0.29%
      All contract charges                            --         2,408           $665,749          1.68%          --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.40% Class B       $149.79            --                 --            --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --                 --            --        (0.51)%
      All contract charges                            --         1,478           $245,385          1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --                 --            --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --                 --            --        11.52%
      All contract charges                            --         1,253           $207,743          1.41%          --
2013  Lowest contract charge 0.40% Class B       $132.60            --                 --            --        30.99%
      Highest contract charge 1.30% Class B      $137.09            --                 --            --        29.83%
      All contract charges                            --         1,095           $162,807          1.48%          --
2012  Lowest contract charge 0.40% Class B(d)    $101.23            --                 --            --         1.05%
      Highest contract charge 1.30% Class B      $105.59            --                 --            --        13.75%
      All contract charges                            --           986           $112,301          1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88            --                 --            --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83            --                 --            --         0.21%
      All contract charges                            --           937           $ 94,390          1.68%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.50% Class B       $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                 --            --        1.24%
      All contract charges                            --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                 --            --        0.28%
      All contract charges                            --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --            --        9.37%
      All contract charges                            --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --            --        3.72%
      All contract charges                            --           150           $ 19,467          0.00%         --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --            --        0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --            --       (0.12)%
      All contract charges                            --           159           $ 19,826          0.18%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.40% Class B       $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                 --            --       (7.07)%
      All contract charges                            --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                 --            --        1.57%
      All contract charges                            --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --            --       37.10%
      All contract charges                            --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(d)    $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --            --       16.14%
      All contract charges                            --         2,285           $456,724          1.31%         --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --            --       (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --            --       (4.89)%
      All contract charges                            --         2,138           $367,988          0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.50% Class B       $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --                 --            --       (5.20)%
      All contract charges                            --           516           $ 59,622          0.04%         --
2014  Lowest contract charge 0.50% Class B       $129.77            --                 --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76            --                 --            --       (0.58)%
      All contract charges                            --           573           $ 69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --            --       (3.93)%
      All contract charges                            --           616           $ 74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --            --        2.21%
      All contract charges                            --           684           $ 86,443          1.44%         --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --            --        3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --            --        2.89%
      All contract charges                            --           678           $ 83,622          3.45%         --
EQ/HIGH YIELD BOND
2015  Lowest contract charge 0.50% Class B       $ 99.58            --                 --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37            --                 --            --       (4.39)%
      All contract charges                            --            55           $  5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(e)    $103.27            --                 --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84            --                 --            --        0.54%
      All contract charges                            --            30           $  3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(e)    $101.58            --                 --            --        1.91%
      Highest contract charge 1.34% Class B(e)   $101.29            --                 --            --        1.63%
      All contract charges                            --            10           $  1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.70% Class A       $164.77            --                 --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68            --                 --            --       (1.03)%
      All contract charges                            --           275           $ 46,641          0.58%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.70% Class A      $165.23            --                 --            --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --                 --            --         0.06%
      All contract charges                           --           295           $ 50,548          0.39%          --
2013  Lowest contract charge 0.70% Class A      $163.88            --                 --            --        (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --                 --            --        (3.07)%
      All contract charges                           --           336           $ 56,347          0.21%          --
2012  Lowest contract charge 0.70% Class A      $167.79            --                 --            --         0.27%
      Highest contract charge 1.45% Class A     $144.47            --                 --            --        (0.49)%
      All contract charges                           --           374           $ 64,905          0.24%          --
2011  Lowest contract charge 0.70% Class A      $167.34            --                 --            --         4.82%
      Highest contract charge 1.45% Class A     $145.18            --                 --            --         4.03%
      All contract charges                           --           406           $ 71,034          0.59%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B(p)   $100.25            --                 --            --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --                 --            --        (0.86)%
      All contract charges                           --           104           $ 13,778          0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --                 --            --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --                 --            --         0.22%
      All contract charges                           --           117           $ 15,511          0.39%          --
2013  Lowest contract charge 0.50% Class B      $145.85            --                 --            --        (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --                 --            --        (2.90)%
      All contract charges                           --           132           $ 17,667          0.21%          --
2012  Lowest contract charge 0.50% Class B      $149.03            --                 --            --         0.47%
      Highest contract charge 1.30% Class B     $111.19            --                 --            --        (0.32)%
      All contract charges                           --           161           $ 22,012          0.24%          --
2011  Lowest contract charge 0.90% Class B      $151.15            --                 --            --         4.35%
      Highest contract charge 1.30% Class B     $111.55            --                 --            --         3.94%
      All contract charges                           --           176           $ 24,234          0.59%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --        (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --        (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%          --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --        20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --        19.71%
      All contract charges                           --         2,709           $407,476          2.22%          --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --        15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --        14.58%
      All contract charges                           --         2,926           $367,081          2.99%          --
2011  Lowest contract charge 0.50% Class A      $ 67.65            --                 --            --       (12.42)%
      Highest contract charge 1.45% Class A     $ 85.20            --                 --            --       (13.26)%
      All contract charges                           --         3,187           $348,671          2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --        (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%          --
2014  Lowest contract charge 0.40% Class B(d)   $123.24            --                 --            --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --        (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%          --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --        20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --        19.90%
      All contract charges                           --           418           $ 47,134          2.22%          --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --        15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --        14.78%
      All contract charges                           --           456           $ 42,914          2.99%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B      $ 88.50            --                 --            --       (12.64)%
      Highest contract charge 1.30% Class B     $ 64.09            --                 --            --       (13.33)%
      All contract charges                           --           537           $ 44,371          2.95%          --
EQ/INVESCO COMSTOCK(I)(J)
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --        (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --        (7.55)%
      All contract charges                           --           718           $109,963          2.11%          --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --         8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --         7.34%
      All contract charges                           --           763           $125,870          1.98%          --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --        34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --        33.08%
      All contract charges                           --           267           $ 41,252          4.48%          --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --        17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --        16.70%
      All contract charges                           --           229           $ 26,677          1.29%          --
2011  Lowest contract charge 0.70% Class B      $103.75            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $ 98.64            --                 --            --        (3.40)%
      All contract charges                           --           230           $ 22,874          1.38%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --        (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --        (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%          --
2014  Lowest contract charge 0.40% Class B(d)   $161.14            --                 --            --        13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --        12.72%
      All contract charges                           --           326           $ 66,253          1.07%          --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --        34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --        33.82%
      All contract charges                           --           325           $ 59,293          2.02%          --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --        15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --        14.36%
      All contract charges                           --           334           $ 45,422          0.96%          --
2011  Lowest contract charge 0.70% Class B      $108.93            --                 --            --        (5.89)%
      Highest contract charge 1.45% Class B     $ 97.32            --                 --            --        (6.60)%
      All contract charges                           --           360           $ 43,245          1.04%          --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --         4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --         3.34%
      All contract charges                           --         1,518           $198,419          0.88%          --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --        11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --        10.61%
      All contract charges                           --         1,489           $187,443          0.94%          --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --        31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --        30.57%
      All contract charges                           --         1,479           $167,886          0.98%          --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --        14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --        13.06%
      All contract charges                           --         1,516           $131,427          1.24%          --
2011  Lowest contract charge 0.50% Class B      $ 75.76            --                 --            --         1.84%
      Highest contract charge 1.45% Class B     $ 74.74            --                 --            --         0.88%
      All contract charges                           --         1,553           $118,553          0.88%          --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --        (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --        (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%          --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --        12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --        10.99%
      All contract charges                           --           660           $ 63,828          1.63%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --        30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --        29.67%
      All contract charges                           --           608           $ 52,859          1.54%          --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --        15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --        14.90%
      All contract charges                           --           603           $ 40,229          2.04%          --
2011  Lowest contract charge 0.70% Class B      $ 60.51            --                 --            --        (1.03)%
      Highest contract charge 1.45% Class B     $ 57.72            --                 --            --        (1.77)%
      All contract charges                           --           616           $ 35,596          1.82%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --        (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --        (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%          --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --        (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --        (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%          --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --        13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --        12.00%
      All contract charges                           --           572           $ 97,506          0.94%          --
2012  Lowest contract charge 0.40% Class B(d)   $108.44            --                 --            --         8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --        17.95%
      All contract charges                           --           529           $ 80,371          1.02%          --
2011  Lowest contract charge 0.50% Class B      $137.81            --                 --            --       (11.16)%
      Highest contract charge 1.45% Class B     $129.28            --                 --            --       (12.01)%
      All contract charges                           --           490           $ 63,068          0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --        (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --        (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%          --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --         8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --         7.41%
      All contract charges                           --         2,613           $463,057          0.81%          --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --        32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --        30.66%
      All contract charges                           --         2,638           $434,850          0.79%          --
2012  Lowest contract charge 0.40% Class B(d)   $105.09            --                 --            --         4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --        15.38%
      All contract charges                           --         2,667           $336,215          0.99%          --
2011  Lowest contract charge 0.50% Class B      $124.17            --                 --            --        (2.89)%
      Highest contract charge 1.45% Class B     $108.81            --                 --            --        (3.82)%
      All contract charges                           --         2,759           $302,528          0.62%          --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        (0.00)%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --        (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%          --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --        (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%          --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --        (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%          --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --        (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%          --
2011  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --         0.00%
      Highest contract charge 1.45% Class A     $117.06            --                 --            --        (1.51)%
      All contract charges                           --         1,582           $ 66,822          0.01%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --       (0.00)%
      Highest contract charge 1.30% Class B      $ 95.72            --                 --            --       (1.29)%
      All contract charges                            --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 96.97            --                 --            --       (1.28)%
      All contract charges                            --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --            --       (1.29)%
      All contract charges                            --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --            --       (1.29)%
      All contract charges                            --         2,361           $ 34,491          0.00%         --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --            --       (1.28)%
      All contract charges                            --           882           $ 38,034          0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --       (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --       (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%         --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --       (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --       (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%         --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --       37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --       36.53%
      All contract charges                            --         1,315           $290,113          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)    $102.88            --                 --            --        2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --        7.17%
      All contract charges                            --         1,334           $215,643          0.48%         --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --            --       (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --            --       (9.03)%
      All contract charges                            --         1,246           $187,783          0.26%         --
EQ/OPPENHEIMER GLOBAL
2015  Lowest contract charge 0.50% Class B       $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --                 --            --        1.68%
      All contract charges                            --           852           $121,243          0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
2011  Lowest contract charge 0.50% Class B       $ 99.14            --                 --            --       (9.08)%
      Highest contract charge 1.45% Class B      $ 94.21            --                 --            --       (9.94)%
      All contract charges                            --           525           $ 49,427          0.83%         --
EQ/PIMCO GLOBAL REAL RETURN
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(e)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(e)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(e)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 1.10% Class A    $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03            --                 --            --       (1.38)%
      All contract charges                         --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37            --                 --            --       (1.19)%
      All contract charges                         --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A    $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A   $ 98.54            --                 --            --       (1.07)%
      All contract charges                         --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A    $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A   $ 99.11            --                 --            --        0.23%
      All contract charges                         --             2           $    161          0.55%         --
2011  Lowest contract charge 1.10% Class A    $ 99.23            --                 --            --       (1.05)%
      Highest contract charge 1.25% Class A   $ 98.88            --                 --            --       (1.20)%
      All contract charges                         --             2           $    163          0.48%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.50% Class B    $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --                 --            --       (1.73)%
      All contract charges                         --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B    $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --                 --            --       (1.54)%
      All contract charges                         --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B    $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B   $104.73            --                 --            --       (1.37)%
      All contract charges                         --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B    $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B   $106.18            --                 --            --        0.02%
      All contract charges                         --         1,066           $115,019          0.55%         --
2011  Lowest contract charge 0.50% Class B    $113.17            --                 --            --       (0.69)%
      Highest contract charge 1.45% Class B   $106.16            --                 --            --       (1.64)%
      All contract charges                         --         1,147           $123,827          0.48%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.70% Class A    $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --                 --            --       (1.23)%
      All contract charges                         --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --                 --            --        1.40%
      All contract charges                         --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --                 --            --       (3.70)%
      All contract charges                         --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A    $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A   $143.42            --                 --            --        1.16%
      All contract charges                         --           526           $ 96,066          0.60%         --
2011  Lowest contract charge 0.70% Class A    $165.87            --                 --            --        0.75%
      Highest contract charge 1.45% Class A   $141.77            --                 --            --        0.00%
      All contract charges                         --           586           $105,659          2.46%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.50% Class B    $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --                 --            --       (1.06)%
      All contract charges                         --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --                 --            --        1.58%
      All contract charges                         --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --                 --            --       (3.54)%
      All contract charges                         --           184           $ 24,978          0.34%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
2011  Lowest contract charge 0.50% Class B      $145.89            --                 --            --        0.72%
      Highest contract charge 1.30% Class B     $105.09            --                 --            --       (0.08)%
      All contract charges                           --           225           $ 31,270          2.46%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(d)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
2011  Lowest contract charge 0.50% Class B      $163.21            --                 --            --       (4.48)%
      Highest contract charge 1.45% Class B     $148.17            --                 --            --       (5.39)%
      All contract charges                           --         1,195           $175,975          0.67%         --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --
2013  Lowest contract charge 0.40% Class B      $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B     $161.04            --                 --            --       35.92%
      All contract charges                           --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(d)   $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $118.48            --                 --            --       17.20%
      All contract charges                           --         1,724           $204,879          0.00%         --
2011  Lowest contract charge 0.50% Class B      $108.34            --                 --            --       (2.43)%
      Highest contract charge 1.45% Class B     $101.09            --                 --            --       (3.36)%
      All contract charges                           --         1,478           $149,894          0.00%         --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.50% Class B      $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B     $178.53            --                 --            --       (2.75)%
      All contract charges                           --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B      $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B     $183.58            --                 --            --       12.92%
      All contract charges                           --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B      $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B     $162.58            --                 --            --       33.71%
      All contract charges                           --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B      $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B     $121.59            --                 --            --       11.36%
      All contract charges                           --           161           $ 18,984          0.84%         --
2011  Lowest contract charge 0.70% Class B      $114.40            --                 --            --       (3.50)%
      Highest contract charge 1.34% Class B     $109.19            --                 --            --       (4.12)%
      All contract charges                           --           177           $ 18,894          0.73%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.50% Class B      $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B     $168.01            --                 --            --       (0.20)%
      All contract charges                           --         1,022           $177,302          0.00%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Class B            $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B           $168.35            --                 --            --        2.30%
      All contract charges                                 --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B           $164.57            --                 --            --       37.06%
      All contract charges                                 --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B            $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B           $120.07            --                 --            --       18.68%
      All contract charges                                 --         1,067           $131,515          0.01%         --
2011  Lowest contract charge 0.50% Class B            $110.09            --                 --            --       (6.34)%
      Highest contract charge 1.45% Class B           $101.17            --                 --            --       (7.23)%
      All contract charges                                 --           930           $ 96,316          0.00%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
2011  Lowest contract charge 0.50% Service Class 2    $102.91            --                 --            --       (3.27)%
      Highest contract charge 1.45% Service Class 2   $ 89.78            --                 --            --       (7.73)%
      All contract charges                                 --           650           $ 71,089          1.27%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --
2011  Lowest contract charge 0.90% Service Class 2    $102.63            --                 --            --       (0.25)%
      Highest contract charge 1.20% Service Class 2   $102.11            --                 --            --       (0.55)%
      All contract charges                                 --             6           $    659          3.76%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.50% Service Class 2    $159.43            --                 --            --       (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15            --                 --            --       (2.81)%
      All contract charges                                 --           191           $ 29,387          0.29%         --
2014  Lowest contract charge 0.50% Service Class 2    $162.88            --                 --            --        5.50%
      Highest contract charge 1.20% Service Class 2   $157.57            --                 --            --        4.76%
      All contract charges                                 --           148           $ 23,272          0.02%         --
2013  Lowest contract charge 0.90% Service Class 2    $152.11            --                 --            --       34.65%
      Highest contract charge 1.20% Service Class 2   $150.41            --                 --            --       34.23%
      All contract charges                                 --           106           $ 15,878          0.33%         --
2012  Lowest contract charge 0.90% Service Class 2    $112.97            --                 --            --       13.53%
      Highest contract charge 1.20% Service Class 2   $112.05            --                 --            --       13.18%
      All contract charges                                 --            67           $  7,525          0.50%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.90% Service Class 2    $ 99.51           --                  --            --       (11.65)%
      Highest contract charge 1.20% Service Class 2   $ 99.00           --                  --            --       (11.91)%
      All contract charges                                 --           39             $ 3,930          0.03%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
2011  Lowest contract charge 0.70% Service Shares     $ 86.38           --                  --            --       (11.80)%
      Highest contract charge 1.34% Service Shares    $ 86.03           --                  --            --       (12.14)%
      All contract charges                                 --           43             $ 3,873          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II(p)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
2011  Lowest contract charge 1.00% Series II(a)       $ 90.74           --                  --            --        (8.50)%
      Highest contract charge 1.20% Series II(a)      $ 90.43           --                  --            --        (8.63)%
      All contract charges                                 --            2             $   139          0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --
2013  Lowest contract charge 0.50% Series II          $133.74           --                  --            --         1.92%
      Highest contract charge 1.45% Series II         $111.42           --                  --            --         0.95%
      All contract charges                                 --          326             $42,220          3.92%          --
2012  Lowest contract charge 0.50% Series II          $131.22           --                  --            --        27.21%
      Highest contract charge 1.45% Series II         $110.37           --                  --            --        25.99%
      All contract charges                                 --          237             $30,273          0.52%          --
2011  Lowest contract charge 0.50% Series II          $103.15           --                  --            --        (7.20)%
      Highest contract charge 1.45% Series II         $ 87.60           --                  --            --       (11.03)%
      All contract charges                                 --          118             $12,045          4.79%          --
INVESCO V.I. HIGH YIELD FUND
2015  Lowest contract charge 0.50% Series II          $114.74           --                  --            --        (3.85)%
      Highest contract charge 1.45% Series II         $109.75           --                  --            --        (4.76)%
      All contract charges                                 --          255             $28,355          5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --                  --            --         1.08%
      Highest contract charge 1.45% Series II(b)      $115.24           --                  --            --         0.10%
      All contract charges                                 --          209             $24,316          4.77%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2013  Lowest contract charge 0.50% Series II       $118.07           --                  --            --         6.24%
      Highest contract charge 1.34% Series II      $115.46           --                  --            --         5.34%
      All contract charges                              --          167             $19,329          5.32%          --
2012  Lowest contract charge 0.50% Series II       $111.14           --                  --            --        16.38%
      Highest contract charge 1.34% Series II      $109.61           --                  --            --        15.39%
      All contract charges                              --          115             $12,652          6.78%          --
2011  Lowest contract charge 0.70% Series II(b)    $ 95.38           --                  --            --        (4.60)%
      Highest contract charge 1.34% Series II(b)   $ 94.99           --                  --            --        (4.97)%
      All contract charges                              --           28             $ 2,717          0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.50% Series II       $133.11           --                  --            --        (3.10)%
      Highest contract charge 1.45% Series II      $109.11           --                  --            --        (4.03)%
      All contract charges                              --          450             $53,287          1.37%          --
2014  Lowest contract charge 0.50% Series II       $137.37           --                  --            --        (0.41)%
      Highest contract charge 1.45% Series II      $113.69           --                  --            --        (1.36)%
      All contract charges                              --          350             $42,920          1.50%          --
2013  Lowest contract charge 0.50% Series II       $137.93           --                  --            --        18.12%
      Highest contract charge 1.45% Series II      $115.26           --                  --            --        17.00%
      All contract charges                              --          256             $31,602          1.12%          --
2012  Lowest contract charge 0.50% Series II       $116.77           --                  --            --        14.68%
      Highest contract charge 1.45% Series II      $ 98.51           --                  --            --        13.57%
      All contract charges                              --          185             $19,463          1.50%          --
2011  Lowest contract charge 0.70% Series II       $ 87.16           --                  --            --       (10.41)%
      Highest contract charge 1.34% Series II      $ 86.80           --                  --            --       (10.76)%
      All contract charges                              --           89             $ 8,406          0.59%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $135.37           --                  --            --        (4.76)%
      Highest contract charge 1.45% Series II      $113.79           --                  --            --        (5.67)%
      All contract charges                              --          107             $14,794          0.11%          --
2014  Lowest contract charge 0.50% Series II       $142.13           --                  --            --         3.65%
      Highest contract charge 1.45% Series II(b)   $120.63           --                  --            --         2.66%
      All contract charges                              --           99             $14,583          0.00%          --
2013  Lowest contract charge 0.50% Series II       $137.13           --                  --            --        27.82%
      Highest contract charge 1.34% Series II      $146.29           --                  --            --        26.75%
      All contract charges                              --           93             $13,303          0.54%          --
2012  Lowest contract charge 0.50% Series II       $117.72           --                  --            --        10.06%
      Highest contract charge 1.34% Series II      $115.42           --                  --            --         9.13%
      All contract charges                              --           85             $ 9,766          0.00%          --
2011  Lowest contract charge 0.50% Series II       $106.96           --                  --            --        (6.97)%
      Highest contract charge 1.34% Series II      $105.76           --                  --            --        (7.75)%
      All contract charges                              --           67             $ 7,017          0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.50% Series II       $157.96           --                  --            --        (6.21)%
      Highest contract charge 1.34% Series II      $172.50           --                  --            --        (7.00)%
      All contract charges                              --           52             $ 8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II       $168.42           --                  --            --         1.57%
      Highest contract charge 1.34% Series II      $185.49           --                  --            --         0.72%
      All contract charges                              --           44             $ 7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II       $188.18           --                  --            --        36.13%
      Highest contract charge 1.34% Series II      $184.17           --                  --            --        35.24%
      All contract charges                              --           43             $ 7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II       $138.24           --                  --            --        12.86%
      Highest contract charge 1.34% Series II      $136.18           --                  --            --        12.14%
      All contract charges                              --           35             $ 4,643          0.00%          --
2011  Lowest contract charge 0.70% Series II       $122.49           --                  --            --        (1.68)%
      Highest contract charge 1.34% Series II      $121.44           --                  --            --        (2.31)%
      All contract charges                              --           33             $ 3,749          0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.40% Common Shares       $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares      $ 73.88            --                 --            --       (23.27)%
      All contract charges                                  --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(d)    $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares      $ 96.29            --                 --            --       (11.86)%
      All contract charges                                  --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares      $109.25            --                 --            --        25.91%
      All contract charges                                  --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $104.10            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares      $ 86.77            --                 --            --        (0.10)%
      All contract charges                                  --           195           $ 21,721          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $103.21            --                 --            --        (9.53)%
      Highest contract charge 1.45% Common Shares      $ 86.86            --                 --            --       (12.04)%
      All contract charges                                  --           143           $ 16,122          0.00%          --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.50% Common Shares       $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares      $115.74            --                 --            --        (7.86)%
      All contract charges                                  --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares       $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares      $125.61            --                 --            --         0.42%
      All contract charges                                  --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares       $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares      $125.08            --                 --            --         8.90%
      All contract charges                                  --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares       $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares      $114.86            --                 --            --        16.92%
      All contract charges                                  --           683           $ 88,396          5.63%          --
2011  Lowest contract charge 0.50% Common Shares       $111.56            --                 --            --         4.73%
      Highest contract charge 1.34% Common Shares      $110.31            --                 --            --         3.85%
      All contract charges                                  --           301           $ 33,347          6.59%          --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares      $126.77            --                 --            --        (7.15)%
      All contract charges                                  --           693           $ 88,707          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares      $136.53            --                 --            --         6.31%
      All contract charges                                  --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares      $128.43            --                 --            --        28.06%
      All contract charges                                  --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares       $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares      $100.29            --                 --            --        11.91%
      All contract charges                                  --           273           $ 27,513          0.00%          --
2011  Lowest contract charge 0.70% Common Shares(b)    $ 90.05            --                 --            --        (7.12)%
      Highest contract charge 1.34% Common Shares(b)   $ 89.68            --                 --            --        (7.48)%
      All contract charges                                  --            64           $  5,792          0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.50% Common Shares       $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares      $116.35            --                 --            --         0.41%
      All contract charges                                  --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares       $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares(b)   $115.88            --                 --            --         0.12%
      All contract charges                                  --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares       $150.20            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares      $116.08            --                 --            --        41.44%
      All contract charges                                  --            79           $ 10,227          0.00%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
IVY FUNDS VIP SMALL CAP GROWTH (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares       $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares      $ 81.92            --                 --            --         3.64%
      All contract charges                                  --            60           $  5,527          0.00%          --
2011  Lowest contract charge 0.50% Common Shares       $ 79.53            --                 --            --       (16.05)%
      Highest contract charge 1.34% Common Shares      $ 79.10            --                 --            --       (16.49)%
      All contract charges                                  --            32           $  2,757          0.35%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.50% Service Shares      $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares     $ 71.17            --                 --            --       (21.21)%
      All contract charges                                  --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares      $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares     $ 90.34            --                 --            --        (6.02)%
      All contract charges                                  --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares      $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares     $ 96.13            --                 --            --        (2.67)%
      All contract charges                                  --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares      $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares     $ 98.77            --                 --            --        20.28%
      All contract charges                                  --           827           $ 91,646          1.97%          --
2011  Lowest contract charge 0.50% Service Shares      $ 92.74            --                 --            --       (18.44)%
      Highest contract charge 1.45% Service Shares     $ 82.12            --                 --            --       (15.20)%
      All contract charges                                  --           499           $ 45,930          2.84%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class(p)    $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class      $136.90            --                 --            --         4.78%
      All contract charges                                  --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class       $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class      $130.66            --                 --            --        (0.33)%
      All contract charges                                  --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class       $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class      $131.09            --                 --            --        25.78%
      All contract charges                                  --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class       $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class      $104.22            --                 --            --        14.25%
      All contract charges                                  --           507           $ 61,848          1.50%          --
2011  Lowest contract charge 0.70% Service Class       $108.65            --                 --            --        (2.46)%
      Highest contract charge 1.34% Service Class      $107.72            --                 --            --        (3.09)%
      All contract charges                                  --           281           $ 29,846          1.30%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.50% Service Class       $168.77            --                 --            --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52            --                 --            --        (1.39)%
      All contract charges                                  --            68           $ 12,058          0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70            --                 --            --        10.16%
      Highest contract charge 1.34% Service Class      $184.08            --                 --            --         9.23%
      All contract charges                                  --            68           $ 12,152          0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04            --                 --            --        30.55%
      Highest contract charge 1.34% Service Class      $168.53            --                 --            --        29.98%
      All contract charges                                  --            66           $ 10,673          0.97%          --
2012  Lowest contract charge 0.90% Service Class       $131.01            --                 --            --        17.76%
      Highest contract charge 1.34% Service Class      $129.66            --                 --            --        17.23%
      All contract charges                                  --            50           $  6,232          0.82%          --
2011  Lowest contract charge 0.90% Service Class       $111.25            --                 --            --        (3.29)%
      Highest contract charge 1.34% Service Class      $110.60            --                 --            --        (3.72)%
      All contract charges                                  --            32           $  3,388          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(N)
2015  Lowest contract charge 0.50% Service Class(m)    $196.01            --                 --            --        (2.00)%
      Highest contract charge 1.34% Service Class(m)   $187.35            --                 --            --        (2.64)%
      All contract charges                                  --            55           $ 10,568          0.46%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO
2015  Lowest contract charge 0.50% Service Class      $221.00            --                 --            --         9.98%
      Highest contract charge 1.45% Service Class     $163.86            --                 --            --         8.93%
      All contract charges                                 --           269           $ 57,341          0.00%          --
2014  Lowest contract charge 0.50% Service Class      $200.94            --                 --            --         9.85%
      Highest contract charge 1.45% Service Class     $150.43            --                 --            --         8.80%
      All contract charges                                 --           206           $ 40,388          0.00%          --
2013  Lowest contract charge 0.50% Service Class      $182.92            --                 --            --        34.05%
      Highest contract charge 1.45% Service Class     $138.26            --                 --            --        32.76%
      All contract charges                                 --           170           $ 30,430          0.00%          --
2012  Lowest contract charge 0.50% Service Class      $136.46            --                 --            --        13.69%
      Highest contract charge 1.45% Service Class     $104.14            --                 --            --        12.61%
      All contract charges                                 --           137           $ 18,531          0.00%          --
2011  Lowest contract charge 0.50% Service Class      $120.03            --                 --            --         0.55%
      Highest contract charge 1.45% Service Class     $ 92.48            --                 --            --        (3.74)%
      All contract charges                                 --            80           $  9,624          0.00%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.40% Service Class      $118.57            --                 --            --       (15.09)%
      Highest contract charge 1.45% Service Class     $116.80            --                 --            --       (16.00)%
      All contract charges                                 --           598           $ 86,414          4.03%          --
2014  Lowest contract charge 0.40% Service Class      $139.65            --                 --            --        12.02%
      Highest contract charge 1.45% Service Class     $139.04            --                 --            --        10.84%
      All contract charges                                 --           577           $ 99,267          2.00%          --
2013  Lowest contract charge 0.40% Service Class      $124.67            --                 --            --        19.74%
      Highest contract charge 1.45% Service Class     $125.44            --                 --            --        18.46%
      All contract charges                                 --           429           $ 66,413          2.24%          --
2012  Lowest contract charge 0.40% Service Class(d)   $104.12            --                 --            --         3.92%
      Highest contract charge 1.45% Service Class     $105.89            --                 --            --        11.57%
      All contract charges                                 --           316           $ 41,304          6.82%          --
2011  Lowest contract charge 0.50% Service Class      $117.74            --                 --            --         5.98%
      Highest contract charge 1.45% Service Class     $ 94.91            --                 --            --        (3.94)%
      All contract charges                                 --           175           $ 20,340          3.47%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.70% Class A            $133.96            --                 --            --         3.26%
      Highest contract charge 1.45% Class A           $112.97            --                 --            --         2.48%
      All contract charges                                 --         4,332           $573,539          0.16%          --
2014  Lowest contract charge 0.70% Class A            $129.73            --                 --            --         9.89%
      Highest contract charge 1.45% Class A           $110.24            --                 --            --         9.06%
      All contract charges                                 --         4,724           $606,822          0.10%          --
2013  Lowest contract charge 0.70% Class A            $118.05            --                 --            --        36.24%
      Highest contract charge 1.45% Class A           $101.08            --                 --            --        35.21%
      All contract charges                                 --         5,230           $612,296          0.11%          --
2012  Lowest contract charge 0.50% Class A            $106.13            --                 --            --        13.64%
      Highest contract charge 1.45% Class A           $ 74.76            --                 --            --        12.56%
      All contract charges                                 --         5,853           $503,519          0.23%          --
2011  Lowest contract charge 0.50% Class A            $ 93.39            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class A           $ 66.42            --                 --            --        (7.42)%
      All contract charges                                 --         6,544           $497,562          0.15%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.50% Class B            $123.67            --                 --            --         3.46%
      Highest contract charge 1.30% Class B           $151.43            --                 --            --         2.65%
      All contract charges                                 --           203           $ 24,139          0.16%          --
2014  Lowest contract charge 0.50% Class B            $119.53            --                 --            --        10.12%
      Highest contract charge 1.30% Class B           $147.52            --                 --            --         9.24%
      All contract charges                                 --           222           $ 25,616          0.10%          --
2013  Lowest contract charge 0.50% Class B            $108.55            --                 --            --        36.46%
      Highest contract charge 1.30% Class B           $135.04            --                 --            --        35.38%
      All contract charges                                 --           248           $ 26,270          0.11%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $ 79.55           --                  --            --        13.64%
      Highest contract charge 1.30% Class B     $ 99.75           --                  --            --        12.74%
      All contract charges                           --          268            $ 20,873          0.23%          --
2011  Lowest contract charge 0.50% Class B      $ 70.00           --                  --            --        (6.75)%
      Highest contract charge 1.30% Class B     $ 88.48           --                  --            --        (7.49)%
      All contract charges                           --          303            $ 20,908          0.15%          --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.40% Class B      $101.82           --                  --            --        (0.26)%
      Highest contract charge 1.45% Class B     $142.26           --                  --            --        (1.32)%
      All contract charges                           --          833            $120,425          1.92%          --
2014  Lowest contract charge 0.40% Class B      $102.09           --                  --            --         3.33%
      Highest contract charge 1.45% Class B     $144.17           --                  --            --         2.24%
      All contract charges                           --          877            $128,120          2.06%          --
2013  Lowest contract charge 0.40% Class B      $ 98.80           --                  --            --        (2.75)%
      Highest contract charge 1.45% Class B     $141.01           --                  --            --        (3.77)%
      All contract charges                           --          946            $134,945          1.53%          --
2012  Lowest contract charge 0.40% Class B(d)   $101.59           --                  --            --         1.52%
      Highest contract charge 1.45% Class B     $146.53           --                  --            --         3.94%
      All contract charges                           --          985            $145,634          2.08%          --
2011  Lowest contract charge 0.50% Class B      $155.17           --                  --            --         5.28%
      Highest contract charge 1.45% Class B     $140.97           --                  --            --         4.28%
      All contract charges                           --          844            $120,045          2.57%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.50% Class B      $190.66           --                  --            --        (2.01)%
      Highest contract charge 1.45% Class B     $166.69           --                  --            --        (2.95)%
      All contract charges                           --          426            $ 72,928          0.00%          --
2014  Lowest contract charge 0.50% Class B      $194.58           --                  --            --         4.34%
      Highest contract charge 1.45% Class B     $171.76           --                  --            --         3.35%
      All contract charges                           --          445            $ 78,682          0.00%          --
2013  Lowest contract charge 0.70% Class B      $182.04           --                  --            --        39.20%
      Highest contract charge 1.45% Class B     $166.20           --                  --            --        38.13%
      All contract charges                           --          489            $ 83,389          0.00%          --
2012  Lowest contract charge 0.70% Class B      $130.78           --                  --            --        14.64%
      Highest contract charge 1.45% Class B     $120.32           --                  --            --        13.78%
      All contract charges                           --          511            $ 62,998          0.00%          --
2011  Lowest contract charge 0.70% Class B      $114.08           --                  --            --        (8.53)%
      Highest contract charge 1.45% Class B     $105.75           --                  --            --        (9.22)%
      All contract charges                           --          573            $ 61,816          0.00%          --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.40% Class B      $141.60           --                  --            --        (5.93)%
      Highest contract charge 1.45% Class B     $188.42           --                  --            --        (6.92)%
      All contract charges                           --          281            $ 53,666          0.67%          --
2014  Lowest contract charge 0.40% Class B(d)   $150.53           --                  --            --         4.92%
      Highest contract charge 1.45% Class B     $202.43           --                  --            --         3.82%
      All contract charges                           --          314            $ 64,158          0.43%          --
2013  Lowest contract charge 0.50% Class B      $218.80           --                  --            --        34.92%
      Highest contract charge 1.45% Class B     $194.99           --                  --            --        33.63%
      All contract charges                           --          355            $ 69,948          0.36%          --
2012  Lowest contract charge 0.50% Class B      $162.17           --                  --            --        14.24%
      Highest contract charge 1.45% Class B     $145.92           --                  --            --        13.14%
      All contract charges                           --          386            $ 56,917          0.36%          --
2011  Lowest contract charge 0.50% Class B      $141.96           --                  --            --       (13.77)%
      Highest contract charge 1.45% Class B     $128.97           --                  --            --       (14.58)%
      All contract charges                           --          440            $ 57,115          0.02%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.50% Class B            $217.98           --                  --             --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                  --             --        4.75%
      All contract charges                                 --          763            $148,717           0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                  --             --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                  --             --       11.90%
      All contract charges                                 --          799            $148,438           0.00%         --
2013  Lowest contract charge 0.50% Class B            $182.43           --                  --             --       34.91%
      Highest contract charge 1.45% Class B           $162.58           --                  --             --       33.62%
      All contract charges                                 --          829            $137,447           0.00%         --
2012  Lowest contract charge 0.50% Class B            $135.22           --                  --             --       12.86%
      Highest contract charge 1.45% Class B           $121.67           --                  --             --       11.78%
      All contract charges                                 --          919            $113,684           0.00%         --
2011  Lowest contract charge 0.50% Class B            $119.81           --                  --             --       (5.30)%
      Highest contract charge 1.45% Class B           $108.85           --                  --             --       (6.20)%
      All contract charges                                 --          978            $108,102           0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2015  Lowest contract charge 0.50% Service Class      $181.37           --                  --             --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                  --             --        1.87%
      All contract charges                                 --           15            $  2,773           0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                  --             --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                  --             --        9.08%
      All contract charges                                 --           12            $  2,046           0.55%         --
2013  Lowest contract charge 0.50% Service Class      $160.94           --                  --             --       30.78%
      Highest contract charge 1.20% Service Class     $156.80           --                  --             --       29.87%
      All contract charges                                 --            7            $  1,126           0.86%         --
2012  Lowest contract charge 0.50% Service Class      $123.06           --                  --             --       16.02%
      Highest contract charge 1.20% Service Class     $120.74           --                  --             --       15.20%
      All contract charges                                 --            4            $    521           0.60%         --
2011  Lowest contract charge 0.50% Service Class      $106.07           --                  --             --       (0.80)%
      Highest contract charge 1.20% Service Class     $104.81           --                  --             --       (1.50)%
      All contract charges                                 --            2            $    187           0.41%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class(p)   $ 75.98           --                  --             --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --             --      (26.55)%
      All contract charges                                 --           89            $  5,188           4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --             --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --             --      (19.72)%
      All contract charges                                 --           68            $  5,384           0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --             --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --             --      (15.74)%
      All contract charges                                 --           48            $  4,781           1.55%         --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --             --        4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --             --        3.86%
      All contract charges                                 --           31            $  3,633           2.52%         --
2011  Lowest contract charge 0.50% Advisor Class      $113.87           --                  --             --       (8.01)%
      Highest contract charge 1.20% Advisor Class     $112.52           --                  --             --       (8.65)%
      All contract charges                                 --           16            $  1,926          14.41%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --             --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --             --       (3.22)%
      All contract charges                                 --          194            $ 22,954           1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --             --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --             --        1.58%
      All contract charges                                 --          204            $ 24,803           1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --             --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --             --       12.53%
      All contract charges                                 --          211            $ 25,198           1.39%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B      $112.77           --                  --            --       10.31%
      Highest contract charge 1.35% Class B     $106.82           --                  --            --        9.37%
      All contract charges                           --          208             $22,217          1.35%         --
2011  Lowest contract charge 0.50% Class B      $102.23           --                  --            --       (3.30)%
      Highest contract charge 1.35% Class B     $ 97.67           --                  --            --       (4.13)%
      All contract charges                           --          217             $21,215          1.57%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.40% Class B(d)   $124.12           --                  --            --       (2.44)%
      Highest contract charge 1.45% Class B     $121.29           --                  --            --       (3.46)%
      All contract charges                           --          437             $53,745          1.28%         --
2014  Lowest contract charge 0.50% Class B      $136.08           --                  --            --        3.51%
      Highest contract charge 1.45% Class B     $125.64           --                  --            --        2.52%
      All contract charges                           --          405             $51,648          1.31%         --
2013  Lowest contract charge 0.50% Class B      $131.46           --                  --            --       18.51%
      Highest contract charge 1.45% Class B     $122.55           --                  --            --       17.37%
      All contract charges                           --          367             $45,631          1.35%         --
2012  Lowest contract charge 0.50% Class B      $110.93           --                  --            --       12.28%
      Highest contract charge 1.45% Class B     $104.41           --                  --            --       11.22%
      All contract charges                           --          333             $34,948          1.44%         --
2011  Lowest contract charge 0.50% Class B      $ 98.80           --                  --            --       (4.38)%
      Highest contract charge 1.45% Class B     $ 93.88           --                  --            --       (5.30)%
      All contract charges                           --          306             $28,988          1.45%         --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $128.32           --                  --            --       (2.42)%
      Highest contract charge 1.45% Class B     $123.82           --                  --            --       (3.45)%
      All contract charges                           --          411             $51,693          1.33%         --
2014  Lowest contract charge 0.40% Class B(d)   $131.50           --                  --            --        4.07%
      Highest contract charge 1.45% Class B     $128.25           --                  --            --        2.97%
      All contract charges                           --          370             $47,918          1.35%         --
2013  Lowest contract charge 0.50% Class B      $133.60           --                  --            --       21.64%
      Highest contract charge 1.45% Class B     $124.55           --                  --            --       20.49%
      All contract charges                           --          333             $41,685          1.35%         --
2012  Lowest contract charge 0.50% Class B      $109.83           --                  --            --       13.54%
      Highest contract charge 1.45% Class B     $103.37           --                  --            --       12.46%
      All contract charges                           --          295             $30,826          1.51%         --
2011  Lowest contract charge 0.70% Class B      $ 95.70           --                  --            --       (5.31)%
      Highest contract charge 1.45% Class B     $ 91.92           --                  --            --       (6.03)%
      All contract charges                           --          258             $23,880          1.44%         --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.40% Class B      $131.97           --                  --            --       (2.71)%
      Highest contract charge 1.45% Class B     $124.52           --                  --            --       (3.64)%
      All contract charges                           --          340             $43,122          1.38%         --
2014  Lowest contract charge 0.40% Class B(d)   $135.64           --                  --            --        4.36%
      Highest contract charge 1.45% Class B     $129.23           --                  --            --        3.26%
      All contract charges                           --          287             $37,869          1.42%         --
2013  Lowest contract charge 0.70% Class B      $132.29           --                  --            --       24.34%
      Highest contract charge 1.45% Class B     $125.15           --                  --            --       23.41%
      All contract charges                           --          245             $30,986          1.35%         --
2012  Lowest contract charge 0.70% Class B      $106.39           --                  --            --       14.62%
      Highest contract charge 1.45% Class B     $101.41           --                  --            --       13.75%
      All contract charges                           --          213             $21,756          1.59%         --
2011  Lowest contract charge 0.70% Class B      $ 92.82           --                  --            --       (6.19)%
      Highest contract charge 1.45% Class B     $ 89.15           --                  --            --       (6.90)%
      All contract charges                           --          179             $16,081          1.35%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.50% Class B(o)           $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(o)          $ 91.46           --                  --            --        (7.46)%
      All contract charges                                   --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.50% Class 2              $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2             $110.91           --                  --            --        (5.45)%
      All contract charges                                   --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2              $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2             $117.30           --                  --            --         0.61%
      All contract charges                                   --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2              $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2             $116.59           --                  --            --         0.40%
      All contract charges                                   --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2              $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2             $116.12           --                  --            --        13.69%
      All contract charges                                   --          135             $15,647          6.09%          --
2011  Lowest contract charge 0.70% Class 2              $103.02           --                  --            --        (1.56)%
      Highest contract charge 1.20% Class 2             $102.14           --                  --            --        (2.06)%
      All contract charges                                   --           65             $ 6,603          5.27%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.50% Class S Shares       $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares      $ 47.59           --                  --            --       (34.59)%
      All contract charges                                   --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares       $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares(b)   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                   --          249             $18,317          0.00%          --
2013  Lowest contract charge 0.50% Class S Shares       $ 93.89           --                  --            --         9.75%
      Highest contract charge 1.34% Class S Shares      $ 91.81           --                  --            --         8.82%
      All contract charges                                   --          202             $18,656          0.46%          --
2012  Lowest contract charge 0.50% Class S Shares       $ 85.55           --                  --            --         2.59%
      Highest contract charge 1.34% Class S Shares      $ 84.37           --                  --            --         1.72%
      All contract charges                                   --          164             $13,909          0.00%          --
2011  Lowest contract charge 0.50% Class S Shares(b)    $ 83.39           --                  --            --       (16.43)%
      Highest contract charge 1.34% Class S Shares(b)   $ 82.94           --                  --            --       (16.86)%
      All contract charges                                   --           76             $ 6,314          0.00%          --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2011.
  (c)Units were made available on June 8, 2012.
  (d)Units were made available on August 17, 2012
  (e)Units were made available on May 20, 2013.
  (f)Units were made available on June 13, 2014.
  (g)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (h)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (i)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (j)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (k)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (l)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (m)Units were made available on March 27, 2015.
  (n)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (o)Units were made available on May 26, 2015.
  (p)Units were made available on June 19, 2015.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-143

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 2-30070 filed on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii) Second Amendment dated as of January 1, 2012 to the
                        Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (a)(iii)Third Amendment dated as of November 1, 2014 to the
                        Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement filed on Form N-4 (File
                        No. 2-30070) filed on April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(ii) Second Amendment dated as of January 1, 2004 to General
                        Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(iii)Third Amendment dated as of July 19, 2004 to General
                        Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv) Fourth Amendment dated as of November 1, 2004 to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

               (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii) Seventh Amendment dated as of February 15, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii) Twelfth Amendment dated as of November 1, 2013, to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

               (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.     Contracts. (Including Riders and Endorsements)

                (a) Form of Group Annuity Contract No. 11929 CI, amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No. 119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P; Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract No. 11937C NQ, endorsements and amendments thereto; Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I; incorporated herein by reference to Registration Statement (File
                       No. 2-30070) filed on April 24, 1995, refiled electronically on July 10, 1998.

                (b) Unit Investment Trust Endorsement, incorporated herein by reference to Registration Statement (File
                       No. 2-30070) filed on December 21, 1987, refiled electronically on July 10, 1998.

                (c) GWBL Rollover Traditional IRA Deferred Variable Annuity Contract (Form No. 2013EVGWBLIRA-A), previously filed with this registration statement (File No. 333-186807) on April 23, 2013.

                (d) GWBL Rollover Traditional IRA Deferred Variable Annuity Contract (Form No. 2013EVGWBLIRA-B), previously filed with this registration statement (File No. 333-186807) on April 23, 2013.

                (e) Form of Data Pages (Form No. 2013DPEVGWBLIRA), previously filed with this registration statement (File No. 333-186807) on April 23, 2013.

                (f) GWBL Rollover Roth IRA Deferred Variable Annuity Contract (Form No. 2013EVGWBLROTH-A), previously filed with this registration statement (File No. 333-186807) on April 23, 2013.

                (g) GWBL Rollover Roth IRA Deferred Variable Annuity Contract (Form No. 2013EVGWBLROTH-B), previously filed with this registration statement (File No. 333-186807) on April 23, 2013.

                (h) Form of Data Pages (Form No. 2013DPEVGWBLIRA), previously filed with this registration statement (File No. 333-186807) on April 23, 2013.

         5.     Applications.

                (a) Forms of Applications and Requests for Enrollment for Equi-Vest Qualified and Non-Qualified Plans, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

                (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 30, 1999.

                (d) Form of Application for EQUI-VEST(R) GWBL Rollover IRA Contract (Form No. 2013 App EQVGWBL), previously filed with this registration statement (File No. 333-186807) on April 23, 2013.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not Applicable.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

               (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

               (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

               (a)(b)(i)Second Amended and Restated Participation Agreement
                        among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                        Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                        Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                        No. 3"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

               (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                        No. 4"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                        No. 5"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                        No. 6"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

         9.     Legal Opinion.

                (a) Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.

                (a)     Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)     Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25.  Directors and Officers of AXA Equitable.

          Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The AXA Group Organizational Charts 2015 are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
No. 333-207015) on Form N-6, filed December 23, 2015.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2015 previously filed with this Registration Statement (File No. 2-30070) on April 19, 2016.

Item 27. Number of Contractowners

         As of March 31, 2016, there were 0 Qualified Contract Owners and 0 Non-Qualified Contract Owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                     (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                          (ii) any person made or threatened to be made a party
                               to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                          (iii)the related expenses of any such person in any
                               of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Senior Vice President and National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April 2016.

                                   SEPARATE ACCOUNT A OF
                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                   (Registrant)

                                   By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                                   By:  /s/ Shane Daly
                                        ----------------------------------------
                                        Shane Daly
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 19th day of April, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Peter S. Kraus               Lorie A. Slutsky
Kristi A. Matus              Richard C. Vaughan

*By:  /s/ Shane Daly
      Shane Daly
      Attorney-in-Fact
      April 19, 2016

                                 EXHIBIT INDEX


9(a)   Opinion and Consent of Counsel                          EX-99.9a

10(a)  Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)  Powers of Attorney                                      EX-99.10b